File No. 33-45961

File No. 811-6569

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.
Post-Effective Amendment No. 82

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 82

IVY FUNDS

(a Delaware statutory trust)

(Exact Name as Specified in Charter)

6300 Lamar Avenue, Shawnee Mission, Kansas	66202-4200
(Address of Principal Executive Office)	(Zip Code)

Registrant’s Telephone Number, including Area Code (913) 236-2000

Philip A. Shipp,

6300 Lamar Avenue,

Shawnee Mission, Kansas 66202-4200

(Name and Address of Agent for Service)

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 1, 2013 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485
☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

DECLARATION REQUIRED BY RULE 24f-2 (a)(1)

The issuer has registered an indefinite amount of its securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1). Notice for the Registrant’s fiscal year ended March 31, 2012 was filed on June 28, 2012.

Prospectus

IVY FUNDS

APRIL 1, 2013

Ticker
	Class A	Class B	Class C	Class I	Class R	Class Y
GLOBAL/INTERNATIONAL FUNDS
Ivy Global Real Estate Fund	IREAX	IREBX	IRECX	IRESX	IRERX	IREYX
Ivy Global Risk-Managed Real Estate Fund	IVRAX	IVRBX	IVRCX	IVIRX	IVRRX	IVRYX

The Securities and Exchange Commission has not approved or disapproved these securities, or determined whether this Prospectus is accurate or adequate. It is a criminal offense to state otherwise.

CONTENTS

SUMMARIES — GLOBAL/INTERNATIONAL FUNDS
3	Ivy Global Real Estate Fund
8	Ivy Global Risk-Managed Real Estate Fund

13	Additional Information about Principal Investment Strategies, Other Investments and Risks
20	The Management of the Funds
20	Investment Adviser
20	Management Fee
20	Portfolio Management
21	Your Account
21	Choosing a Share Class
29	Ways to Set Up Your Account
30	Pricing of Fund Shares
31	Buying Shares
33	Selling Shares
35	Exchange Privileges
38	Distributions and Taxes
41	Financial Highlights

2	Prospectus

Ivy Global Real Estate Fund

Objective

To seek to provide total return through long-term capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 22 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 56 of the Fund’s statement of additional information (SAI).

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class I	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None		None		None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class R	Class Y
Management Fees	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.25%
Other Expenses[2]	0.70%	0.60%	0.59%	0.70%	0.80%	0.70%
Total Annual Fund Operating Expenses	1.90%	2.55%	2.54%	1.65%	2.25%	1.90%
Fee Waiver and/or Expense Reimbursement[3,4]	0.39%	0.00%	0.00%	0.00%	0.00%	0.39%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.51%	2.55%	2.54%	1.65%	2.25%	1.51%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is imposed only on those Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]	The percentage shown for Other Expenses is based on estimated amounts for the current fiscal year.

[3]

Through July 31, 2014, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary operating expenses for the Fund’s Class A shares at 1.51%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

[4]

Through July 31, 2014, to the extent that the total annual ordinary operating expenses of Class Y shares exceeds the total annual ordinary operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary operating expenses of the Class Y shares do not exceed the total annual ordinary operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Class A Shares	$720	$1,102
Class B Shares	658	1,093
Class C Shares	257	791
Class I Shares	168	520
Class R Shares	228	703
Class Y Shares	154	559

Global/International Funds	Prospectus	3

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class A Shares	$720	$1,102
Class B Shares	258	793
Class C Shares	257	791
Class I Shares	168	520
Class R Shares	228	703
Class Y Shares	154	559

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund does not have a portfolio turnover rate as of the date of this prospectus as it has not yet commenced operations.

Principal Investment Strategies

Ivy Global Real Estate Fund is a non-diversified fund that invests, under normal circumstances, at least 80% of its net assets in the real estate or real estate-related industries. The Fund intends to invest primarily in equity and equity-related securities issued by “Global Real Estate Companies,” which are companies that meet one of the following criteria:

■	companies qualifying for United States (U.S.) Federal income tax purposes as real estate investment trusts (REITS);

■	entities similar to REITs formed under the laws of a country other than the U.S.;

■

companies located in any country that, at the time of initial purchase by the Fund, derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or that have at least 50% of their assets invested in such real estate; or

■	companies located in any country that are primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry.

The equity and equity-related securities in which the Fund invests include common stocks, rights or warrants to purchase common stocks, securities convertible into common stocks, and preferred stocks. The Fund does not directly invest in real estate. The Fund may invest in Global Real Estate Companies located in any country, including any emerging market country. As a result, the Fund may make substantial investments in non-U.S. dollar denominated securities. Under normal circumstances, the Fund will invest at least 40% (unless the portfolio managers deem market conditions unfavorable, in which case the Fund would invest at least 30%) of its total assets in securities of issuers located outside the United States. Under normal circumstances, the Fund will allocate its assets among at least three different countries (one of which may be the United States).

The Fund is non-diversified, meaning that it may invest a significant portion of the Fund’s total assets in a limited number of issuers.

Most of the Fund’s real estate securities portfolio is expected to consist of securities issued by REITs and other real estate operating companies (REOCs) that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in real estate, mortgages on real estate or shares issued by other REITs, and qualifies for pass-through U.S. Federal tax treatment provided it meets certain conditions, including the requirement that it distribute at least 90% of its taxable income. Global Real Estate Companies, including REITs, tend to be medium-sized companies in relation to the equity markets as a whole. REITs (and certain non-U.S. entities taxed similar to REITs) are not taxed on their income if, among other things, they distribute to their shareholders substantially all of their taxable income (other than net capital gains) for each taxable year. In addition to dividends, REITs (and certain non-U.S. entities taxed similar to REITs) may realize capital gains by selling properties or other assets that have appreciated in value. The Fund intends to use dividends and capital gains distributions of REITs and other Global Real Estate Companies to achieve the current income component of its investment objective of total return. A REOC is a corporation or partnership (or an entity classified as such for Federal tax purposes) that is similar to a REIT, except that a REOC has not elected to be taxed as a REIT and, therefore, does not have a requirement to distribute any of its taxable income. REOCs also are more flexible than REITs in terms of the types of real estate investments they can make.

Many Global Real Estate Companies have diverse operations, with products or services in markets other than their home market. Therefore, the Fund will also have an indirect exposure to additional foreign markets through investments in these companies.

In selecting investments for the Fund, the Fund’s investment subadvisers, LaSalle Investment Management Securities, LLC (LaSalle US) and LaSalle Investment Management Securities, B.V. (LaSalle BV, and collectively with LaSalle US, LaSalle Securities), employ a research-based investment process that combines top-down market research, bottom-up company analysis and a quantitative assessment of relative value.

4	Prospectus	Global/International Funds

Top-down market research is employed to yield an understanding of economic conditions and real estate fundamentals. In assessing fundamentals, LaSalle Securities considers information derived from the extensive research and property management organization of its affiliates located in key markets around the world. Bottom-up company analysis is focused on understanding each company’s risk profile and growth prospects through a detailed review of their property portfolio, business strategy, capital structure and management capabilities.

The quantitative assessment of relative value includes use of a proprietary valuation model to rank companies on the basis of premiums and discounts to “intrinsic value.” Intrinsic value is an assessment of where a company’s stock should trade taking into consideration the value of its properties, the impact of its management and prevailing market conditions. LaSalle Securities also estimates the net asset value of the companies (i.e., estimated real estate market value of a company’s assets less its liabilities) in which it invests. LaSalle Securities utilizes a relative valuation process in which it analyzes both the intrinsic value and net asset value calculation results in relation to company market prices in the buy/hold/sell decision-making process of the Fund.

LaSalle Securities considers several primary factors in determining to sell a security, which may include: (i) whether the security’s price, as compared to its intrinsic value and/or net asset value, is high relative to other companies in the same sector or the Fund’s investment universe; (ii) anticipated changes in earnings, real estate and capital market conditions, economic, political or social conditions and the company’s risk profile; (iii) whether the security’s percentage of the total portfolio exceeds the target percentage; and (iv) tactical shifts among property and country sectors. LaSalle Securities also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■

Concentration Risk. Because the Fund invests more than 25% of its total assets in the real estate industry, the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in this industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. In addition, the Fund’s performance may be more volatile than an investment in a portfolio of broad market securities and may underperform the market as a whole, due to the limited number of issuers of global real estate securities.

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries.

■

Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

■

Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which a company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate.

■

Management Risk. Fund performance is primarily dependent on LaSalle Securities’ skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.

Global/International Funds	Prospectus	5

■

Mid Size Company Risk. Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group. Securities of mid capitalization companies may be more volatile and less liquid than the stocks of larger companies, and may be more impacted than other types of stocks by the underperformance of a sector or during market downturns.

■

Non-Diversification Risk. The Fund is a “non-diversified” mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal law. Compared with “diversified” funds, the Fund may invest a greater percentage of its assets in the securities of an issuer. Thus, the Fund may hold fewer securities than other funds. A decline in the value of those investments would cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

■

Real Estate Industry Risk. Because of the Fund’s policy of concentrating its investments in securities of companies operating in the real estate industry, the Fund is more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks include rental income fluctuation, depreciation, property tax value changes, differences in real estate market values, overbuilding and extended vacancies, increased competition, operating expenses or zoning laws, costs of environmental clean-up or damages from natural disasters, cash flow fluctuations, and defaults by borrowers and tenants. To the extent the Fund’s investments are concentrated in particular geographical regions or types of real estate companies, the Fund may be subject to certain of these risks to a greater degree.

■

REIT-Related Risk. The value of the Fund’s REIT securities may be adversely affected by changes in the value of the REIT’s underlying property or the property secured by mortgages the REIT holds, loss of REIT tax status or changes in laws and/or rules related to that status, or the REIT’s failure to maintain its exemption from registration under the Investment Company Act of 1940, as amended. In addition, the Fund may experience a decline in its income from REIT securities due to falling interest rates or decreasing dividend payments.

■

REOC-Related Risk. REOCs are not required to pay any specific level of income as dividends, and there is no minimum restriction on the number of owners or limits on ownership concentration. The value of the Fund’s REOC securities may be adversely affected by the same factors that adversely affect REITs. In addition, a corporate REOC does not qualify for the favorable Federal tax treatment that is accorded a REIT. In addition, the Fund may experience a decline in its income from REOC securities due to falling interest rates or decreasing dividend payments.

Performance

The Fund has not been in operation for a full calendar year; and, therefore, it does not have performance information to include in a bar chart or performance table.

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO) and subadvised by LaSalle Investment Management Securities, LLC (LaSalle US). LaSalle US delegates to its affiliate, LaSalle Investment Management Securities, B.V. (LaSalle BV, and collectively with LaSalle US, LaSalle Securities), portfolio management responsibilities for Fund assets allocated to European investments.

Portfolio Managers

Each of George J. Noon, CFA, Portfolio Manager, Keith R. Pauley, CFA, Portfolio Manager and Stanley J. Kraska, Jr., Portfolio Manager, of LaSalle US, and Ernst-Jan de Leeuw, Portfolio Manager, of LaSalle BV, has managed the Fund since its inception in April, 2013.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your broker-dealer or financial adviser (all share classes), by writing to WI Services Company, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, and C: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on the Fund’s shareholder servicing system, such as for Class R shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or IFDI may reduce or waive the minimums in some cases:

For Class A, Class B, and Class C:
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25
For Class I, Class R and Class Y:
Please check with your selling broker-dealer, plan administrator or third party record keeper for information about minimum investment requirements.

6	Prospectus	Global/International Funds

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, long-term capital gain, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Global/International Funds	Prospectus	7

Ivy Global Risk-Managed Real Estate Fund

Objective

To seek to provide total return through long-term capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 22 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 56 of the Fund’s statement of additional information (SAI).

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class I	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None		None		None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class R	Class Y
Management Fees	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.25%
Other Expenses[2]	0.70%	0.60%	0.59%	0.70%	0.80%	0.70%
Total Annual Fund Operating Expenses	1.90%	2.55%	2.54%	1.65%	2.25%	1.90%
Fee Waiver and/or Expense Reimbursement[3,4]	0.39%	0.00%	0.00%	0.00%	0.00%	0.39%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.51%	2.55%	2.54%	1.65%	2.25%	1.51%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is imposed only on those Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]	The percentage shown for Other Expenses is based on estimated amounts for the current fiscal year.

[3]

Through July 31, 2014, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary operating expenses for the Fund’s Class A shares at 1.51%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

[4]

Through July 31, 2014, to the extent that the total annual ordinary operating expenses of Class Y shares exceeds the total annual ordinary operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary operating expenses of the Class Y shares do not exceed the total annual ordinary operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Class A Shares	$720	$1,102
Class B Shares	658	1,093
Class C Shares	257	791
Class I Shares	168	520
Class R Shares	228	703
Class Y Shares	154	559

8	Prospectus	Global/International Funds

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class A Shares	$720	$1,102
Class B Shares	258	793
Class C Shares	257	791
Class I Shares	168	520
Class R Shares	228	703
Class Y Shares	154	559

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund does not have a portfolio turnover rate as of the date of this prospectus as it has not yet commenced operations.

Principal Investment Strategies

Ivy Global Risk-Managed Real Estate Fund is a non-diversified fund that invests, under normal circumstances, at least 80% of its net assets in the real estate or real estate-related industries. The Fund intends to invest primarily in equity and equity-related securities issued by “Global Real Estate Companies,” which are companies that meet one of the following criteria:

■	companies qualifying for United States (U.S.) Federal income tax purposes as real estate investment trusts (REITs);

■	entities similar to REITs formed under the laws of a country other than the U.S.;

■

companies located in any country that, at the time of initial purchase by the Fund, derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or that have at least 50% of their assets invested in such real estate; or

■	companies located in any country that are primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry.

The Fund’s investment subadvisers, LaSalle Investment Management Securities, LLC (LaSalle US) and LaSalle Investment Management Securities, B.V. (LaSalle BV, and collectively with LaSalle US, LaSalle Securities), seek to manage risk in the Fund by focusing on companies that they believe have lower leverage, lower business risk and/or lower risk property types when compared to the broader universe of real estate securities. LaSalle Securities will generally exclude from the Fund companies with 1) high financial leverage, 2) substantial exposure to non-core type assets (such as hotels, merchant home building, timber land), 3) substantial exposure to non-earning assets and/or 4) substantial exposure to ancillary activities (i.e., activities that do not involve real estate ownership). There is no guarantee that the Fund will not decline in value in comparison with funds that do not use a risk-managed approach.

The equity and equity-related securities in which the Fund invests include common stocks, rights or warrants to purchase common stocks, securities convertible into common stocks, and preferred stocks. The Fund does not directly invest in real estate. The Fund may invest in Global Real Estate Companies located in any country, including any emerging market country. As a result, the Fund may make substantial investments in non-U.S. dollar denominated securities. Under normal circumstances, the Fund will invest at least 40% (unless the portfolio managers deem market conditions unfavorable, in which case the Fund would invest at least 30%) of its total assets in securities of issuers located outside the United States. Under normal circumstances, the Fund will allocate its assets among at least three different countries (one of which may be the United States).

The Fund is non-diversified, meaning that it may invest a significant portion of the Fund’s total assets in a limited number of issuers.

Most of the Fund’s real estate securities portfolio is expected to consist of securities issued by REITs and other real estate operating companies (REOCs) that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in real estate, mortgages on real estate or shares issued by other REITs, and qualifies for pass-through U.S. Federal tax treatment provided it meets certain conditions, including the requirement that it distribute at least 90% of its taxable income. Global Real Estate Companies, including REITs, tend to be medium-sized companies in relation to the equity markets as a whole. REITs (and certain non-U.S. entities taxed similar to REITs) are not taxed on their income if, among other things, they distribute to their shareholders substantially all of their taxable income (other than net capital gains) for each taxable year. In addition to dividends, REITs (and certain non-U.S. entities taxed similar to REITs) may realize capital gains by selling properties or other assets that have appreciated in value. The Fund intends to use dividends and capital gains distributions of REITs and other Global Real Estate Companies to achieve the current income component of its investment objective of total return. A REOC is a corporation or partnership (or an entity classified as such for Federal tax purposes) that is similar to a REIT, except that a REOC has not elected to be taxed as a REIT and, therefore, does not have a requirement to distribute any of its taxable income. REOCs also are more flexible than REITs in terms of the types of real estate investments they can make.

Global/International Funds	Prospectus	9

Many Global Real Estate Companies have diverse operations, with products or services in markets other than their home market. Therefore, the Fund will also have an indirect exposure to additional foreign markets through investments in these companies.

In selecting investments for the Fund, LaSalle Securities employs a research-based investment process that combines top-down market research, bottom-up company analysis and a quantitative assessment of relative value.

Top-down market research is employed to yield an understanding of economic conditions and real estate fundamentals. In assessing fundamentals, LaSalle Securities considers information derived from the extensive research and property management organization of its affiliates located in key markets around the world. Bottom-up company analysis is focused on understanding each company’s risk profile and growth prospects through a detailed review of their property portfolio, business strategy, capital structure and management capabilities.

The quantitative assessment of relative value includes use of a proprietary valuation model to rank companies on the basis of premiums and discounts to “intrinsic value.” Intrinsic value is an assessment of where a company’s stock should trade taking into consideration the value of its properties, the impact of its management, and prevailing market conditions. LaSalle Securities also estimates the net asset value of the companies (i.e., estimated real estate market value of a company’s assets less its liabilities) in which it invests. LaSalle Securities utilizes a relative valuation process in which it analyzes both the intrinsic value and net asset value calculation results in relation to company market prices in the buy/hold/sell decision-making process of the Fund.

LaSalle Securities considers several primary factors in determining to sell a security, which may include: (i) whether the security’s price, as compared to its intrinsic value and/or net asset value, is high relative to other companies in the same sector or the Fund’s investment universe; (ii) anticipated changes in earnings, real estate and capital market conditions, economic, political or social conditions and the company’s risk profile; (iii) whether the security’s percentage of the total portfolio exceeds the target percentage; and (iv) tactical shifts among property and country sectors. LaSalle Securities also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■

Concentration Risk. Because the Fund invests more than 25% of its total assets in the real estate industry, the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in this industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. In addition, the Fund’s performance may be more volatile than an investment in a portfolio of broad market securities and may underperform the market as a whole, due to the limited number of issuers of global real estate securities.

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries.

■

Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

■

Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which a company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate.

■

Management Risk. Fund performance is primarily dependent on LaSalle Securities’ skill in evaluating and managing the Fund’s portfolio, and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial

10	Prospectus	Global/International Funds

markets, both U.S. and foreign, and in the NAVs of many mutual funds. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.

■

Mid Size Company Risk. Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group. Securities of mid capitalization companies may be more volatile and less liquid than the stocks of larger companies, and may be more impacted than other types of stocks by the underperformance of a sector or during market downturns.

■

Non-Diversification Risk. The Fund is a “non-diversified” mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal law. Compared with “diversified” funds, the Fund may invest a greater percentage of its assets in the securities of an issuer. Thus, the Fund may hold fewer securities than other funds. A decline in the value of those investments would cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

■

Real Estate Industry Risk. Because of the Fund’s policy of concentrating its investments in securities of companies operating in the real estate industry, the Fund is more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks include rental income fluctuation, depreciation, property tax value changes, differences in real estate market values, overbuilding and extended vacancies, increased competition, operating expenses or zoning laws, costs of environmental clean-up or damages from natural disasters, cash flow fluctuations, and defaults by borrowers and tenants. To the extent the Fund’s investments are concentrated in particular geographical regions or types of real estate companies, the Fund may be subject to certain of these risks to a greater degree.

■

REIT-Related Risk. The value of the Fund’s REIT securities may be adversely affected by changes in the value of the REIT’s underlying property or the property secured by mortgages the REIT holds, loss of REIT tax status or changes in laws and/or rules related to that status, or the REIT’s failure to maintain its exemption from registration under the Investment Company Act of 1940, as amended. In addition, the Fund may experience a decline in its income from REIT securities due to falling interest rates or decreasing dividend payments.

■

REOC-Related Risk. REOCs are not required to pay any specific level of income as dividends, and there is no minimum restriction on the number of owners or limits on ownership concentration. The value of the Fund’s REOC securities may be adversely affected by the same factors that adversely affect REITs. In addition, a corporate REOC does not qualify for the favorable Federal tax treatment that is accorded a REIT. In addition, the Fund may experience a decline in its income from REOC securities due to falling interest rates or decreasing dividend payments.

Performance

The Fund has not been in operation for a full calendar year; and, therefore, it does not have performance information to include in a bar chart or performance table.

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO) and subadvised by LaSalle Investment Management Securities, LLC (LaSalle US). LaSalle US delegates to its affiliate, LaSalle Investment Management Securities, B.V. (LaSalle BV, and collectively with LaSalle US, LaSalle Securities), portfolio management responsibilities for Fund assets allocated to European investments.

Portfolio Managers

Each of George J. Noon, CFA, Portfolio Manager, Keith R. Pauley, CFA, Portfolio Manager and Stanley J. Kraska, Jr., Portfolio Manager, of LaSalle US, and Ernst-Jan de Leeuw, Portfolio Manager, of LaSalle BV, has managed the Fund since its inception in April, 2013.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your broker-dealer or financial adviser (all share classes), by writing to WI Services Company, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B and C: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on the Fund’s shareholder servicing system, such as for Class R shares, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

Global/International Funds	Prospectus	11

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or IFDI may reduce or waive the minimums in some cases:

For Class A, Class B and Class C:
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25
For Class I, Class R and Class Y:
Please check with your selling broker-dealer, plan administrator or third party record keeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, long-term capital gain, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

12	Prospectus	Global/International Funds

Additional Information about Principal Investment Strategies, Other Investments and Risks

Ivy Global Real Estate Fund: The Fund seeks to achieve its objective to provide total return through long-term capital appreciation and current income by investing primarily in equity and equity-related securities issued by Global Real Estate Companies. The Fund does not invest directly in real estate. The Fund may invest in securities of issuers of any size, including issuers with small, medium or large market capitalizations. There is no guarantee, however, that the Fund will achieve its objective.

Global Real Estate Companies are companies that meet one of the following criteria:

■	companies qualifying for United States (U.S.) Federal income tax purposes as real estate investment trusts (REITs);

■	entities similar to REITs formed under the laws of a country other than the U.S.;

■

companies located in any country that, at the time of initial purchase by the Fund, derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or that have at least 50% of their assets invested in such real estate; or

■	companies located in any country that are primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry.

Most of the Fund’s real estate securities portfolio consists of securities issued by REITs and REOCs that are listed on a securities exchange or traded over-the-counter (OTC). A REIT is a corporation or trust that invests in real estate, mortgages on real estate or shares issued by other REITs. REITs may be characterized as equity REITs (that is, REITs that primarily invest in land and improvements thereon), mortgage REITs (that is, REITs that primarily invest in mortgages on real estate and other real estate debt) or hybrid REITs, which invest in both land and improvements thereon and real estate mortgages. A REIT that meets the applicable requirements of the Internal Revenue Code of 1986, as amended (Code), may deduct dividends paid to shareholders, effectively enabling it to eliminate any entity-level Federal income tax. As a result, REITs (like regulated investment companies such as the Fund) distribute a larger portion of their earnings to investors than other entities subject to Federal income tax. A REOC is a corporation or partnership (or an entity classified as such for Federal tax purposes) that invests in real estate, mortgages on real estate or shares issued by REITs but also may engage in related or unrelated businesses. A REOC is typically structured as a “C” corporation under the Code and does not qualify for the pass-through tax treatment that is accorded a REIT. In addition, the value of the Fund’s securities issued by REOCs may be adversely affected by income streams derived from businesses other than real estate ownership. At times, the Fund may invest a significant portion of the Fund’s total assets in a limited number of issuers.

The Fund may invest up to 20% of its net assets in securities issued by companies outside of the real estate industry.

Many Global Real Estate Companies have diverse operations, with products or services in markets other than their home market. Therefore, the Fund will have an indirect exposure to additional foreign markets through investments in these companies.

Under normal circumstances, the Fund will invest at least 40% (unless the portfolio managers deem market conditions unfavorable, in which case the Fund would invest at least 30%) of its total assets in securities of issuers located outside the United States. Under normal circumstances, the Fund will allocate its assets among at least three different countries (one of which may be the United States).

The Fund also may invest in an exchange-traded fund (ETF) to replicate a REIT or real estate stock index or a basket of REITs or real estate stocks, as well as in an ETF that attempts to provide enhanced returns, or inverse returns, on such indices or baskets. Enhanced or inverse return ETFs present greater opportunities for investment gains, but also present correspondingly, greater risk of loss. Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. Inverse ETFs seek to profit from falling market prices and will lose money if the market benchmark index goes up in value. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivatives strategies. Like other forms of leverage, leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risks, and are generally used to increase or decrease the Fund’s exposure to the underlying index on a short-term basis. Most leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of ETFs results in the Fund bearing its proportionate share of the ETFs’ fees and expenses and proportionate exposure to the risks associated with the ETFs’ underlying investments.

The Fund may also use a range of derivative investment techniques, including futures, options, forward contracts, and swaps in an effort to produce incremental earnings, hedge existing positions, increase or reduce market exposure, manage its exposure (increase or decrease) to various foreign currencies, or to otherwise manage the risks of a Fund’s investments.

An investment in the Fund may encounter the risk of greater volatility, due to the limited number of issuers of real estate securities, than an investment in a portfolio of securities selected from a greater number of issuers. As well, the value of the Fund’s investments may decrease due to fluctuations in rental income, overbuilding and increased competition, casualty and condemnation losses, environmental costs and liabilities, changes in the Code or failure to meet Code requirements, extended vacancies of property, lack of available mortgage funds, government regulation and limitations, increases in property taxes, cash flow dependency, declines in real estate value, physical depreciation of buildings, inability to obtain project financing, increased operating costs and changes in general or local economic conditions.

Prospectus	13

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes in various short-term cash and cash equivalent items or inverse ETFs. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy Global Real Estate Fund is subject to various risks, including the following:

■ Company Risk ■ Concentration Risk ■ Emerging Market Risk ■ Foreign Currency Risk ■ Foreign Exposure Risk ■ Foreign Securities Risk ■ Management Risk	■ Market Risk ■ Mid Size Company Risk ■ Non-Diversification Risk ■ Real Estate Industry Risk ■ REIT-Related Risk ■ REOC-Related Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Global Real Estate Fund may be subject to other, non-principal risks, including the following:

■ Credit Risk ■ Derivatives Risk ■ Extension Risk ■ Holdings Risk	■ Investment Company Securities Risk ■ Large Company Risk ■ Liquidity Risk ■ Small Company Risk

A description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the Statement of Additional Information (SAI).

Ivy Global Risk-Managed Real Estate Fund: The Fund seeks to achieve its objective to provide total return through long-term capital appreciation and current income by investing primarily in equity and equity-related securities issued by Global Real Estate Companies that LaSalle Securities believes have lower leverage, lower business risk and/or lower risk property types when compared to the broader universe of real estate securities. The Fund does not invest directly in real estate. The Fund may invest in securities of issuers of any size, including issuers with small, medium or large market capitalizations. There is no guarantee, however, that the Fund will achieve its objective.

Global Real Estate Companies are companies that meet one of the following criteria:

■	companies qualifying for United States (U.S.) Federal income tax purposes as real estate investment trusts (REITs);

■	entities similar to REITs formed under the laws of a country other than the U.S.;

■

companies located in any country that, at the time of initial purchase by the Fund, derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or that have at least 50% of their assets invested in such real estate; or

■	companies located in any country that are primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry.

LaSalle Securities seeks to manage risk in the Fund by focusing on companies that it believes have lower leverage, lower business risk and/or lower risk property types when compared to the broader universe of real estate securities. LaSalle Securities will generally exclude from the Fund companies with 1) high financial leverage, 2) substantial exposure to non-core type assets (such as hotels, merchant home building, timber land), 3) substantial exposure to non-earning assets and/or 4) substantial exposure to ancillary activities (i.e., activities that do not involve real estate ownership). There is no guarantee that the Fund will not decline in value in comparison with funds that do not use a risk-managed approach.

Most of the Fund’s real estate securities portfolio consists of securities issued by REITs and REOCs that are listed on a securities exchange or traded over-the-counter (OTC). A REIT is a corporation or trust that invests in real estate, mortgages on real estate or shares issued by other REITs. REITs may be characterized as equity REITs (that is, REITs that primarily invest in land and improvements thereon), mortgage REITs (that is, REITs that primarily invest in mortgages on real estate and other real estate debt) or hybrid REITs, which invest in both land and improvements thereon and real estate mortgages. A REIT that meets the applicable requirements of the Internal Revenue Code of 1986, as amended (Code), may deduct dividends paid to shareholders, effectively enabling it to eliminate any entity-level Federal income tax. As a result, REITs (like regulated investment companies such as the Fund) distribute a larger portion of their earnings to investors than other entities subject to Federal income tax. A REOC is a corporation or partnership (or an entity classified as such for Federal tax purposes) that invests in real estate, mortgages on real estate or shares issued by REITs but also may engage in related or unrelated businesses. A REOC is typically structured as a “C” corporation under the Code and does not qualify for the pass-through tax treatment that is accorded a REIT. In addition, the value of the Fund’s securities issued by REOCs may be adversely affected by income streams derived from businesses other than real estate ownership. At times, the Fund may invest a significant portion of the Fund’s total assets in a limited number of issuers.

The Fund may invest up to 20% of its net assets in securities issued by companies outside of the real estate industry.

Many Global Real Estate Companies have diverse operations, with products or services in markets other than their home market. Therefore, the Fund will have an indirect exposure to additional foreign markets through investments in these companies.

14	Prospectus

Under normal circumstances, the Fund will invest at least 40% (unless the portfolio managers deem market conditions unfavorable, in which case the Fund would invest at least 30%) of its total assets in securities of issuers located outside the United States. Under normal circumstances, the Fund will allocate its assets among at least three different countries (one of which may be the United States).

The Fund also may invest in an exchange-traded fund (ETF) to replicate a REIT or real estate stock index or a basket of REITs or real estate stocks, as well as in an ETF that attempts to provide enhanced returns, or inverse returns, on such indices or baskets. Enhanced or inverse return ETFs present greater opportunities for investment gains, but also present correspondingly, greater risk of loss. Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. Inverse ETFs seek to profit from falling market prices and will lose money if the market benchmark index goes up in value. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivatives strategies. Like other forms of leverage, leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risks, and are generally used to increase or decrease the Fund’s exposure to the underlying index on a short-term basis. Most leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of ETFs results in the Fund bearing its proportionate share of the ETFs’ fees and expenses and proportionate exposure to the risks associated with with ETFs’ underlying investments.

The Fund may also use a range of derivative investment techniques, including futures, options, forward contracts, and swaps in an effort to produce incremental earnings, hedge existing positions, increase or reduce market exposure, manage its exposure (increase or decrease) to various foreign currencies, or to otherwise manage the risks of a Fund’s investments.

An investment in the Fund may encounter the risk of greater volatility, due to the limited number of issuers of real estate securities, than an investment in a portfolio of securities selected from a greater number of issuers. As well, the value of the Fund’s investments may decrease due to fluctuations in rental income, overbuilding and increased competition, casualty and condemnation losses, environmental costs and liabilities, changes in the Code or failure to meet Code requirements, extended vacancies of property, lack of available mortgage funds, government regulation and limitations, increases in property taxes, cash flow dependency, declines in real estate value, physical depreciation of buildings, inability to obtain project financing, increased operating costs and changes in general or local economic conditions.

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may invest for temporary defensive purposes in various short-term cash and cash equivalent items or inverse ETFs. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Principal Risks. An investment in Ivy Global Risk-Managed Real Estate Fund is subject to various risks, including the following:

■ Company Risk ■ Concentration Risk ■ Emerging Market Risk ■ Foreign Currency Risk ■ Foreign Exposure Risk ■ Foreign Securities Risk ■ Management Risk	■ Market Risk ■ Mid Size Company Risk ■ Non-Diversification Risk ■ Real Estate Industry Risk ■ REIT-Related Risk ■ REOC-Related Risk

Non-Principal Risks. In addition to the Principal Risks identified above, an investment in Ivy Global Risk-Managed Real Estate Fund may be subject to other, non-principal risks, including the following:

■ Credit Risk ■ Derivatives Risk ■ Extension Risk ■ Holdings Risk	■ Investment Company Securities Risk ■ Large Company Risk ■ Liquidity Risk ■ Small Company Risk

A description of these risks is set forth in “Defining Risks” below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the Statement of Additional Information (SAI).

Additional Information

The objective and investment policies of each Fund may be changed by the Board of Trustees (Board) without a vote of the Fund’s shareholders, unless a policy or restriction is otherwise described as a fundamental policy in the SAI.

Because each Fund owns different types of investments, its performance will be affected by a variety of factors. The value of a Fund’s investments and the income it generates will vary from day to day, generally reflecting changes in interest rates, market conditions, and other company and economic news. Performance also will depend on LaSalle Securities’ skill in selecting investments. As with any mutual fund, you could lose money on your investment.

Prospectus	15

Each Fund also may invest in and use certain other types of securities and instruments in seeking to achieve its objective. Certain types of each Fund’s authorized investments and strategies, such as derivative instruments and foreign securities, involve special risks. Depending on how much a Fund invests or uses these strategies, these special risks may become significant.

Each Fund may actively trade securities in seeking to achieve its objective. Factors that can lead to active trading include market volatility, a significant positive or negative development concerning a security, an attempt to maintain a Fund’s market capitalization target of the securities in a Fund’s portfolio, and the need to sell a security to meet redemption activity. Actively trading securities may increase transaction costs (which may reduce performance) and increase realized gains that a Fund must distribute, the distribution of which would increase your taxable income.

Each Fund generally seeks to be fully invested, except to the extent that it takes a temporary defensive position. In addition, at times, LaSalle Securities may invest a portion of the Fund’s assets in cash or cash equivalents if LaSalle Securities is unable to identify and acquire a sufficient number of securities that meet LaSalle Securities’ selection criteria for implementing the Fund’s investment objective, strategies and policies.

You will find more information in the SAI about each Fund’s permitted investments and strategies, as well as the restrictions that apply to them.

A description of each Fund’s policies and procedures with respect to the disclosure of its securities holdings is available in the SAI.

Portfolio holdings can be found at www.ivyfunds.com. Alternatively, a complete schedule of portfolio holdings for each Fund for the first and third quarters of each fiscal year is filed with the Securities and Exchange Commission (SEC) on the Trust’s (as defined herein) Form N-Q. These holdings may be viewed in the following ways:

■	On the SEC’s website at http://www.sec.gov.

■	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 202.551.8090.

Defining Risks

Company Risk — An individual company may perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

Concentration Risk — If a Fund invests more than 25% of its total assets in a particular industry, the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in a single industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector or company.

Credit Risk — An issuer of a debt security (including a mortgage-backed security) or a real estate investment trust (REIT) may not make payments on the security when due, or the other party to a contract may default on its obligation. There is also the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and, therefore, in the NAV of a Fund. Also, a change in the quality rating of a debt security or a REIT security can affect the security’s liquidity and make it more difficult to sell. If a Fund purchases unrated securities and obligations, it will depend on LaSalle Securities’ analysis of credit risk more heavily than usual.

Derivatives Risk — A derivative is a financial instrument whose value or return is “derived,” in some manner, from the price of another security, index, asset, rate or event. Derivatives are traded either on an organized exchange or over-the-counter (OTC). Futures contracts, options and swaps are common types of derivatives that a Fund may occasionally use. A futures contract is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. An option is the right to buy or sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A swap is an agreement involving the exchange by a Fund with another party of their respective commitments to pay or receive payments at specified dates on the basis of a specified amount. Swaps include options on commodities, and certain forward contracts. Some swaps currently are, and more in the future will be, centrally settled (“cleared”).

The use of derivatives presents several risks, including the risk that these instruments may change in value in a manner that adversely affects the Fund’s NAV and the risk that fluctuations in the value of the derivatives may not correlate with securities markets or the underlying asset upon which the derivative’s value is based. Moreover, some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of LaSalle Securities as to certain anticipated price movements is incorrect, the risk of loss may be greater than if the derivative technique(s) had not been used. Derivatives also may be subject to counterparty risk, which includes the risk that a Fund may sustain a loss as a result of the insolvency or bankruptcy of, or other non-compliance by, another party to the transaction. Certain derivatives can create leverage, which may amplify or otherwise increase a Fund’s investment loss, possibly in an amount that could exceed the cost of that instrument or, under certain circumstances, that could be unlimited.

Swap instruments may shift a Fund’s investment exposure from one type of investment to another. Swap agreements also may have a leverage component, and adverse changes in the value or level of the underlying asset, reference rate or index can result in gains or losses that are substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. The use of swap agreements entails certain risks that may be different from, or possibly greater than, the risks associated with

16	Prospectus

investing directly in the referenced assets that underlie the swap agreement. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments.

Certain derivatives transactions are not entered into or traded on exchanges or cleared by clearing organizations. Instead, such derivatives may be entered into directly with the counterparty and may be traded only through financial institutions acting as market makers. OTC derivatives transactions can only be entered into with a willing counterparty. Where no such counterparty is available for a desired transaction, a Fund will be unable to enter into the transaction. There also may be greater risk that no liquid secondary market in the trading of OTC derivatives will exist, in which case a Fund may be required to hold such instruments until exercise, expiration or maturity. Certain of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions. OTC derivatives transactions are not subject to the guarantee of an exchange or clearinghouse and, as a result, a Fund would bear greater risk of default by the counterparties to such transactions. When traded on foreign exchanges, derivatives may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments.

The counterparty risk for exchange-traded derivatives is generally less than for privately negotiated or OTC derivatives, since generally an exchange or clearinghouse, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar exchange or clearinghouse guarantee. In all such transactions, the Fund bears the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. A Fund will enter into transactions in derivative instruments only with counterparties that LaSalle Securities reasonably believes are capable of performing under the contract. LaSalle Securities may seek to manage counterparty risk in an OTC derivative transaction by entering into bilateral collateral documentation, such as a Credit Support Annex and an accompanying Account Control Agreement, where it is market practice to do so for the particular type of derivative; however, there is no guarantee that such documentation will have the intended effect.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (Dodd-Frank Act) resulted in historic and comprehensive statutory reform of derivatives, including the manner in which derivatives are designed, negotiated, reported, executed or cleared and regulated.

The Dodd-Frank Act requires the SEC and the Commodity Futures Trading Commission (CFTC) to establish regulations with respect to security-based swaps (e.g., derivatives based on an equity) and swaps (e.g., derivatives based on a broad-based index or commodity), respectively, and the markets in which these instruments trade. Generally, all futures will continue to be regulated by the CFTC, and all swaps and security-based swaps are subject to CFTC and SEC jurisdiction, respectively. However, security futures, which are futures on a single equity security or a narrow-based securities index, and mixed swaps, which have elements of both a swap and a security-based swap, are subject to joint CFTC-SEC jurisdiction. In addition, with respect to security-based swap agreements, which include swaps on a broad-based securities index, the SEC asserts anti-fraud, anti-manipulation and insider trading prohibition jurisdiction, even though the CFTC has regulatory jurisdiction over transactions involving such agreements.

Specifically, the SEC and CFTC are required to mandate by regulation under certain circumstances that certain derivatives, previously traded OTC, be executed in a regulated, transparent market and settled by means of a central clearing house. The Dodd-Frank Act also requires the CFTC or the SEC, in consultation with banking regulators, to establish capital requirements as well as requirements for margin on uncleared derivatives in certain circumstances that will be clarified by rules that the CFTC or SEC will promulgate in the future. All derivatives are to be reported to a swap repository.

The extent and impact of the new regulations are not yet fully known and may not be for some time. Any such changes may, among various possible effects, increase the cost of entering into derivatives transactions, require more assets of a Fund to be used for collateral in support of those derivatives than is currently the case, or restrict the ability of a Fund to enter into certain types of derivative transactions, or could limit a Fund’s ability to pursue its investment strategies.

Emerging Market Risk — Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of those countries may have failed in the past to recognize private property rights and have nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of a Fund’s investments in those countries and the availability of additional investments in those countries. The small size and inexperience of the securities markets in such countries and the limited volume of trading in securities in those countries may make a Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Extension Risk — Rising interest rates could cause property owners to pay their mortgages more slowly than expected, resulting in slower payments of mortgage-backed securities and real estate debt securities. This would, in effect, convert a short or medium-duration security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline. Duration measures the expected price sensitivity of a fixed income security or portfolio for a given change in interest rates. For example, if interest rates rise by one percent, the value of a security or portfolio having a duration of two years generally will fall by approximately two percent.

Prospectus	17

Foreign Currency Risk — Foreign securities may be denominated in foreign currencies. The value of a Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

Foreign Exposure Risk — The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which a company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

Foreign Securities Risk — Investing in foreign securities involves a number of economic, financial, legal and political considerations that are not associated with the U.S. markets and that could affect a Fund’s performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the United States. Foreign investing also may involve brokerage costs and tax considerations that are not usually present in the U.S. markets.

Other factors that can affect the value of a Fund’s foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform and/or stringent accounting, auditing and financial reporting standards. It also may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions also may be delayed due to local restrictions or communication problems, which can cause a Fund to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

To the extent that a Fund invests in sovereign debt instruments, the Fund is subject to the risk that a government or agency issuing the debt may be unable to pay interest and/or repay principal due to cash flow problems, insufficient foreign currency reserves or political concerns. In such instance, the Fund may have limited recourse against the issuing government or agency. Financial markets have recently experienced, and may continue to experience, increased volatility due to the uncertainty surrounding the sovereign debt of certain European countries.

Holdings Risk — If a Fund tends to be invested in a small number of stocks, or if a Fund’s portfolio manager(s) tend to invest a significant portion of a Fund’s total assets in a limited number of stocks, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities or if the Fund’s portfolio manager(s) invested a greater portion of the Fund’s total assets in a larger number of stocks. Although that strategy has the potential to generate attractive returns over time, it also may increase the Fund’s volatility.

Investment Company Securities Risk — As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company’s expenses, which could result in duplication of certain fees, including management and administrative fees.

Certain Funds may invest in ETFs as a means of tracking the performance of a designated stock index while maintaining liquidity. Since many ETFs are a type of investment company, a Fund’s purchases of shares of such ETFs are subject to the Fund’s investment restrictions regarding investments in other investment companies.

ETFs have a market price that reflects a specified fraction of the value of the designated index and are exchange-traded. As with other equity securities transactions, brokers charge a commission in connection with the purchase and sale of shares of ETFs. In addition, an asset management fee is charged in connection with the management of the ETF’s portfolio (which is in addition to the investment management fee paid by a Fund).

Investments in an ETF generally present the same primary risks as investments in conventional funds, which are not exchange-traded. The price of an ETF can fluctuate, and a Fund could lose money investing in an ETF. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade at a premium or discount to its NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange officials determine such action to be appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Large Company Risk — Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion, which may affect share price. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.

Liquidity Risk — Generally, a security is liquid if a Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies, foreign companies, companies in emerging markets or certain instruments such as derivatives are subject to a variety of risks, including potential lack of liquidity. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.

18	Prospectus

Management Risk — LaSalle Securities applies a Fund’s investment strategies and selects securities for the Fund in seeking to achieve the Fund’s investment objective(s). Securities selected by the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to the investment objective(s) of the Fund. In general, investment decisions made by LaSalle Securities may not produce the anticipated returns, may cause the Fund’s shares to lose value or may cause the Fund to perform less favorably than other mutual funds with investment objectives similar to the investment objective(s) of the Fund.

Market Risk — All securities may be subject to adverse market trends. Securities are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.

The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Liquidity in some markets has decreased and credit has become scarcer worldwide. Recent regulatory changes, including the Dodd-Frank Act and the introduction of new international capital and liquidity requirements under the Basel III Accords (“Basel III”), may cause lending activity within the financial services sector to be constrained for several years as Basel III rules phase in and rules and regulations are promulgated and interpreted under the Dodd-Frank Act. These market conditions may continue or deteriorate further and may add significantly to the risk of short-term volatility in a Fund. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken a number of steps in an attempt to support financial markets. Withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces or to project the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Changes in market conditions will not have the same impact on all types of securities.

In addition, since 2010, the risks of investing in certain foreign government debt have increased dramatically as a result of the ongoing European debt crisis, which began in Greece and has begun to spread throughout various other European countries. These debt crises and the ongoing efforts of governments around the world to address these debt crises have also resulted in increased volatility and uncertainty in the global securities markets and it is impossible to predict the effects of these or similar events in the future on the Funds, though it is possible that these or similar events could have a significant adverse impact on the value and risk profile of the Funds.

Mid Size Company Risk — Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group. Securities of mid capitalization companies may be more volatile and less liquid than the stocks of larger companies, and may be more impacted than other types of stocks by the underperformance of a sector or during market downturns.

Non-Diversification Risk — The Fund is a “non-diversified” mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal law. Compared with “diversified” funds, the Fund may invest a greater percentage of its assets in the securities of an issuer. Thus, the Fund may hold fewer securities than other funds. A decline in the value of those investments would cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Real Estate Industry Risk — Investment risks associated with investing in real estate securities, in addition to other risks, include rental income fluctuation, depreciation, property tax value changes, differences in real estate market values, overbuilding and extended vacancies, increased competition, operating expenses or zoning laws, costs of environmental clean-up or damages from natural disasters, cash flow fluctuations, and defaults by borrowers.

REIT-Related Risk — The value of a Fund’s REIT securities may be adversely affected by changes in the value of the REIT’s underlying property or the property secured by mortgages the REIT holds, loss of REIT tax status or changes in laws and/or rules related to that status or the REIT’s failure to maintain its exemption from registration under the 1940 Act. As well, the Fund may experience a decline in its income from REIT securities due to falling interest rates or decreasing dividend payments. In addition, the value of a REIT’s shares could be adversely affected if the REIT fails to qualify for tax-free pass-through treatment under the Code or to maintain its exemption from registration under the 1940 Act.

REOC-Related Risk — A REOC is similar to an equity REIT in that it owns and operates commercial real estate, but unlike a REIT it has the freedom to retain all its funds from operations and, in general, faces fewer restrictions than a REIT. REOCs do not pay any specific level of income as dividends, if at all, and there is no minimum restriction on the number of owners nor limits on ownership concentration. The value of a Fund’s REOC securities may be adversely affected by the same factors that adversely affect REITs. In addition, a corporate REOC does not qualify for the Federal tax treatment that is accorded a REIT. In addition, the Fund may experience a decline in its income from REOC securities due to falling interest rates or decreasing dividend payments.

Small Company Risk — Securities of small capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations, and such securities may be more impacted than other types of securities by the underperformance of a sector or during market downturns. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Prospectus	19

The Management of the Funds

INVESTMENT ADVISER

The Funds are managed by Ivy Investment Management Company (IICO), subject to the authority of the Board of Trustees (Board) of Ivy Funds. IICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. IICO is an SEC-registered investment adviser with approximately $56.0 billion in assets under management as of December 31, 2012 and serves as the investment manager and as such provides investment advice to and supervises the investments for each of the Funds within Ivy Funds, which, prior to April 1, 2010, was comprised of Funds from both Ivy Funds, Inc. (a Maryland corporation) and Ivy Funds (a Massachusetts business trust) that IICO managed dating back to December 2002. On April 1, 2010, Ivy Funds, a Delaware statutory trust (Trust), succeeded to both of those entities. IICO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

INVESTMENT SUBADVISER

LaSalle Investment Management Securities, LLC (LaSalle US), a registered investment adviser located at 100 East Pratt Street, 20th Floor, Baltimore, Maryland 21202, serves as the investment subadviser to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund pursuant to an agreement with IICO. LaSalle US delegates to its affiliate, LaSalle Investment Management Securities, B.V., a registered investment adviser located at Herengracht 471, 1017 BS Amsterdam, The Netherlands, investment management responsibilities for the portion of the portfolio allocated by LaSalle US to companies listed for trading in Europe, as further described below. LaSalle Securities had approximately $9.8 billion in assets under management as of December 31, 2012. LaSalle US is responsible for the overall management of each Fund’s portfolio of investments, including the allocation of the Fund’s net assets among various regions and countries, and making purchases and sales consistent with each Fund’s investment objective and strategies. LaSalle US may invest in securities of issuers in any country. LaSalle US is also responsible for the supervision of LaSalle BV, a subadviser of the Fund that assists with portfolio management.

LaSalle BV makes investments consistent with each Fund’s investment objective and strategies with respect to securities of Global Real Estate Companies, focusing on those companies that maintain their principal place of business or conduct their principal business activities in, or that are organized under the laws of, the United Kingdom or countries in continental Europe, or companies whose securities are traded in those markets. LaSalle BV also assists LaSalle US on each Fund’s portfolio allocation among the various regions and countries, and provides other assistance as requested by LaSalle US. There is no pre-determined allocation to LaSalle BV. The amount is determined through LaSalle Securities’ investment process as described in this Prospectus, and on-going discussions between the subadvisers.

MANAGEMENT FEE

Like all mutual funds, the Funds pay fees related to their daily operations. Expenses paid out of each Fund’s assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Fund pays a management fee to IICO for providing investment advice and supervising its investments. IICO uses a portion of the applicable fee to pay LaSalle US, which is responsible for paying LaSalle BV for the performance of the delegated services. Each Fund also pays other expenses, which are explained in the SAI.

The management fee, accrued daily, is payable by a Fund at the annual rates of:

■

Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund: 0.95% of net assets up to $1 billion, 0.92% of net assets over $1 billion and up to $2 billion, 0.87% of net assets over $2 billion and up to $3 billion, and 0.84% of net assets over $3 billion.

A discussion regarding the basis of approval by the Board of the advisory contract of Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund will be available in the Fund’s Semiannual Report to Shareholders dated September 30, 2013.

PORTFOLIO MANAGEMENT

Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund: The portfolio managers responsible for the day-to-day management of the Funds are: George J. Noon, CFA, is a Managing Director of LaSalle US and the portfolio manager of LaSalle Securities’ global real estate securities program. Mr. Noon is a graduate of the Wharton School of the University of Pennsylvania with a B.S. degree in Economics and a major in Finance. Mr. Noon is an associate member of the National Association of Real Estate Investment Trusts (NAREIT) and a member of the Baltimore Security Analysts Society. He joined LaSalle US in 1990.

Keith R. Pauley, CFA, is a Managing Director and CIO of LaSalle US. Mr. Pauley’s responsibilities include portfolio management and research coverage and security analysis of publicly-traded real estate companies. Mr. Pauley is a member of the Baltimore Security Analysts Society. He is an associate member of NAREIT and a past member of its Board of Governors. Mr. Pauley graduated from the University of Maryland with a B.A. in Economics and a M.B.A. in Finance. He joined LaSalle US in 1986.

Stanley J. Kraska, Jr. is a Managing Director of LaSalle US. His responsibilities include portfolio management and overall firm management. Mr. Kraska is a member of the Urban Land Institute and NAREIT. Mr. Kraska received his B.A. in Engineering Sciences from Dartmouth College and his M.B.A. from the Harvard Business School. He joined LaSalle US in 1988.

20	Prospectus

Ernst-Jan de Leeuw is a Managing Director of LaSalle BV and is responsible for managing separate account portfolios of public European property companies and the European portion of LaSalle Securities’ global securities portfolio accounts. Prior to joining LaSalle BV, Mr. De Leeuw worked for five years as a portfolio manager at Robeco Group, where he was responsible for the real estate securities portfolios, as well as for a number of discretionary equity portfolios for Robeco Institutional Asset Management clients. Mr. De Leeuw is a certified EFFAS Financial Analyst (European federation of Financial Analysts Societies). He studied at the University of Berlin and graduated in Business Economics and Econometrics at the University of Groningen. He is registered with the Dutch Securities Institute. He joined LaSalle BV in 2001.

Additional information regarding the portfolio managers, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities, is included in the SAI.

Other members of IICO’s and LaSalle Securities’ investment management departments provide input on market outlook, economic conditions, investment research and other considerations relating to a Fund’s investments.

Your Account

CHOOSING A SHARE CLASS

Each class of shares offered in this Prospectus has its own sales charge, if any, and expense structure. The decision as to which class of shares of a Fund is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If you are investing a substantial amount and plan to hold your shares for a long time, Class A shares may be the most appropriate for you. If you are investing a lesser amount over a shorter term, you may want to consider Class B shares (if investing for at least seven years) or Class C shares (if investing for less than five years). Class B shares are not available for investments of $100,000 or more, and Class C shares are not available for investments of $1 million or more. Class I shares, Class R shares and Class Y shares are described below.

Since your objectives may change over time, you may want to consider another class when you buy additional Fund shares. All of your future investments in a Fund will be made in the class you select when you open your account, unless you inform the Fund otherwise, in writing, when you make a future investment.

General Comparison of Class A, Class B and Class C Shares
Class A	Class B	Class C
Initial sales charge	No initial sales charge	No initial sales charge
1.00% deferred sales charge[1]	Deferred sales charge on shares you sell within six years after purchase[1]	A 1% deferred sales charge on shares you sell within 12 months after purchase
Maximum distribution and service (12b-1) fees of 0.25%	Maximum distribution and service (12b-1) fees of 1.00%	Maximum distribution and service (12b-1) fees of 1.00%
	Converts to Class A shares eight years from the month in which the shares were purchased, thus reducing future annual expenses	Does not convert to Class A shares, so annual expenses do not decrease
For an investment of $1 million or more, only Class A shares are available	Shareholders investing $100,000 or more may not purchase Class B shares. Requests to purchase Class B shares by such shareholders will not be honored	Shareholders investing $1 million or more may not purchase Class C shares. Such requests to purchase Class C shares will automatically be treated as a request to purchase Class A shares

[1]

A 1% CDSC is only imposed on Class A shares purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year.

The Trust has adopted a Distribution and Service Plan (Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), for each of its Class A, Class B, Class C, Class R and Class Y shares. The Plan permits the Funds to pay marketing and other fees to support the sale and distribution of each Class of shares as well as the services provided to shareholders by their financial advisors or financial intermediaries. Under the Plan, the Funds may pay IFDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Class A shares. This fee is to compensate IFDI for, either directly or through third parties, distributing the Funds’ Class A shares, providing personal service to Class A shareholders and/or maintaining Class A shareholder accounts. Under the Plan, each Fund may pay IFDI, on an annual basis, a maximum service fee of 0.25% of the average daily net assets of Class B and Class C shares to compensate IFDI for, either directly or through third parties, providing personal service to shareholders of those classes and/or maintaining shareholder accounts for those classes and a maximum distribution fee of up to 0.75% of the average daily net assets of Class B and Class C shares to compensate IFDI for, either directly or through third parties, distributing shares of those classes. No payment of the distribution fee will be made, and no deferred sales charge will be paid, to IFDI by any Fund if, and to the extent that, the aggregate distribution fees paid by the Funds and the deferred sales charges received by IFDI with respect to the Funds’ Class B or Class C shares would exceed the maximum amount of such charges that IFDI is permitted to receive under the rules of the Financial Industry Regulatory Authority, Inc. (FINRA) as then in effect. Under the Plan, each Fund is authorized to pay IFDI an amount not to exceed 0.50%, on an annual basis, of the average daily net assets of the Funds’ Class R shares to compensate IFDI for, either directly or through third parties, distributing the Class R shares of that Fund, providing personal service to Class R shareholders and/or encouraging and fostering the

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maintenance of shareholder accounts of the Class R shares of a Fund. The amounts shall be payable to IFDI daily or at such other intervals as the Board may determine. Under the Plan, each Fund may pay IFDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Funds’ Class Y shares to compensate IFDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing service to Class Y shareholders and/or maintaining Class Y shareholder accounts. Class I shares are not covered under the Plan.

Since these fees are paid out of a Fund’s assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and Class C shares may result in a lower NAV than Class A shares and may cost you more over time than paying the initial sales charge for Class A shares. All or a portion of these fees may be paid to your financial advisor.

Class A Shares

Class A shares are subject to an initial sales charge when you buy them, based on the amount of your investment, according to the table below. As noted, Class A shares under the Plan pay an annual 12b-1 fee of up to 0.25% of average Class A net assets. The ongoing expenses of Class A shares are lower than those for Class B or Class C shares and typically higher than those for Class Y shares or Class I shares.

Calculation of Sales Charges on Class A Shares

Ivy Global Real Estate Fund Ivy Global Risk-Managed Real Estate Fund
Size of Purchase	Sales Charge as Percent of Offering Price[1]	Sales Charge as Approx. Percent of Amount Invested	Reallowance to Dealers as Percent of Offering Price
under $100,000	5.75%	6.10%	5.00%
$100,000 to less than $200,000	4.75	4.99	4.00
$200,000 to less than $300,000	3.50	3.63	2.80
$300,000 to less than $500,000	2.50	2.56	2.00
$500,000 to less than $1,000,000	1.50	1.52	1.20
$1,000,000 and over[2]	0.00	0.00	see below

[1]

Due to the rounding of the NAV and the offering price of the Funds to two decimal places, the actual sales charge percentage calculated on a particular purchase may be higher or lower than the percentage stated above.

[2]

No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund will impose a CDSC of 1.00% on certain redemptions made within 12 months of the purchase. The CDSC is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in NAV above the initial purchase price.

IFDI may pay broker-dealers up to 1.00% on investments made in Class A shares with no initial sales charge.

IFDI or its affiliates may pay additional compensation from its own resources to broker-dealers based upon the value of shares of a Fund owned by the broker-dealer for its own account or for its customers, including compensation for shares of the Funds purchased by customers of such broker-dealers without payment of a sales charge. Please see “Additional Compensation to Intermediaries” for more information.

Sales Charge Reductions

For purposes of the following disclosure regarding Rights of Accumulation, Letter of Intent and Account Grouping, Class E shares held in your InvestEd Plan are treated as shares held by you directly.

Lower sales charges on the purchase of Class A shares are available by:

■

Rights of Accumulation: combining the value of additional purchases of shares of any of the funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds with the NAV of Class A, Class B, Class C or Class E shares already held in your account or in an account eligible for grouping with your account (see “Account Grouping” below). To be entitled to Rights of Accumulation, you must inform WISC that you are entitled to a reduced sales charge and provide WISC with the name and number of the existing account(s) with which your purchase may be combined. The reduced sales charge is applicable only to the new purchase. It is not retroactive to shares already held in your account or in an account eligible for grouping with your account. Your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (including reinvested dividends and capital gain distributions, but excluding capital appreciation) less any withdrawals.

■

Letter of Intent: grouping all purchases of the funds referenced above, made during a thirteen-month period pursuant to a Letter of Intent (LOI). By signing an LOI, which is available from WISC, you indicate an intention to invest, over a thirteen-month period, a dollar amount sufficient to qualify for a reduced sales charge. In determining the amount which you must invest in order to qualify for a reduced sales charge under the LOI, your Class A, Class B, Class C or Class E shares already held in the same account in which the purchase is being made or in any account eligible for grouping with that account, as described in “Account Grouping” below, will be included. For purposes of fulfilling the dollar amount required to be invested pursuant to your LOI, all such investments must be initiated prior to the expiration of the thirteen-month period, and will qualify under your LOI, even if the assets are received after the expiration of the thirteen-month period (such as a rollover or transfer from another institution). You must notify WISC if a rollover or transfer from another institution is pending

22	Prospectus

upon the termination of the thirteen-month LOI period. In any event, such assets must be received by WISC no later than ninety days after the initiation date of the rollover or transfer. You may need to provide appropriate documentation to WISC to evidence the initiation date of the rollover or transfer. Purchases made during the thirty (30) calendar days prior to receipt by WISC of a properly completed LOI will be considered for purposes of determining whether a shareholder has satisfied the LOI. If IFDI reimburses the sales charge for purchases prior to receipt by WISC of an LOI, the thirteen-month LOI period will be deemed to have commenced on the date of the earliest purchase within the 30 calendar days prior to receipt by WISC of the LOI.

When an LOI is established, shares valued at five percent (5%) of the intended investment are held in escrow. Escrowed shares will be released from escrow once the terms of the LOI are satisfied. If the amount invested during the thirteen-month LOI period is less than the amount specified by the LOI, the LOI will terminate and the applicable sales charge specified in this Prospectus will be charged as if the LOI had not been executed, and such sales charge will be collected by the redemption of escrowed shares equal in value to such sales charge. Any redemption you request during the thirteen-month LOI period will be taken first from non-escrowed shares. Any request you make that will require redemption of escrowed shares will result in termination of the LOI, and the applicable sales charge specified in this Prospectus will be collected by the redemption of escrowed shares. Any escrowed shares not needed to pay the applicable sales charge will be available for redemption by you.

Purchases of shares of any of the funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds will be considered for purposes of meeting the terms of an LOI, except as set forth herein. Investments in mutual funds other than those described in the preceding sentence and in insurance products offered by Waddell & Reed, Inc. will not be considered for purposes of meeting the terms of an LOI.

■

Account Grouping: grouping purchases by certain related persons. For the purpose of taking advantage of the lower sales charges available for large purchases, a purchase of Class A shares in any account that you own may be grouped with the current account value of purchased Class A, Class B, Class C and/or Class E shares in any other account that you may own, or in accounts of household members of your immediate family (spouse and children under 21). Please note that grouping is allowed only for a) accounts of the owner that have the same address or Social Security or other taxpayer identification number, and b) accounts of immediate family members living (or maintaining a permanent address) in the same household as the owner. Please review the SAI for additional information regarding Account Grouping. For purposes of account grouping, an individual’s domestic partner may be treated as his or her spouse.

With respect to purchases under retirement plans:

1.	All purchases of Class A shares made under an employee benefit plan described in Section 401 of the Code (Qualified Plan), that is maintained by an employer and all plans of any one employer or affiliated employers will also be grouped. All Qualified Plans of an employer who is a franchisor and those of its franchisee(s) may also be grouped.

2.	All purchases of Class A shares made under a simplified employee pension plan (SEP), Savings Incentive Match Plan for Employees (SIMPLE Plan), or similar arrangement adopted by an employer or affiliated employers may be grouped, if grouping is elected by the employer when the plan is established. Alternatively, the employer may elect that purchases made by individual employees under such plan also be grouped with other accounts of the individual employees. If evidence of either election is not received by IFDI, purchases will be grouped at the plan level.

3.	All purchases of Class A shares made by you or your spouse for your or your spouse’s IRAs, salary reduction plan accounts under Section 457 of the Code, or Code Section 403(b) tax-sheltered accounts may be grouped, as well as your or your spouse’s Keogh plan accounts, provided that you and your spouse are the only participants in the Keogh plan.

In order for an eligible purchase to be grouped, you must advise IFDI at the time the purchase is made that it is eligible for grouping and identify the accounts with which it may be grouped.

Shares of Ivy Money Market Fund or Waddell & Reed Advisors Cash Management are not eligible for either Rights of Accumulation or Letter of Intent privileges, unless such shares have been acquired by exchange for Class A or Class E shares on which a sales charge was paid, or as a dividend or distribution on such acquired shares.

If you are investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described above, you may be eligible to buy Class A shares without a sales charge. However, you may be charged a CDSC of 1.00% on any shares purchased without a sales charge that you sell within the first 12 months of owning them. The CDSC is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in NAV above the initial purchase price. This CDSC may be waived under certain circumstances, as noted in this Prospectus. Your financial advisor or a Client Services representative can answer your questions and help you determine if you are eligible.

Sales Charge Waivers for Certain Investors

Class A shares may be purchased at NAV by:

■	Shareholders investing through certain investment advisers and broker-dealers in brokerage or advisory accounts, wrap accounts and asset allocation programs that charge asset-based fees

■

Current or retired Trustees of the Trust (or retired directors or trustees of any entity to which the Trust or one of the Ivy Funds is the successor), directors of affiliated companies of the Trust, or of any affiliated entity of IFDI, current and certain retired employees of IFDI and its affiliates, current and certain retired financial advisors of Waddell & Reed and its affiliates and the spouse, children, parents, children’s spouses and spouse’s parents of each (including purchases into certain retirement plans and certain trusts for these individuals), and the employees of financial advisors of Waddell & Reed

Prospectus	23

■

Trustees, officers, directors or employees of Minnesota Life or any affiliated entity of Minnesota Life, Securian/CRI Financial Advisors, their respective spouses, children, parents, children’s spouses and spouse’s parents of each, including purchases into certain retirement plans and certain trusts for these individuals

■

Employees, and their immediate family members (spouse, children, parents, children’s spouses and spouse’s parents), associated with unaffiliated registered investment advisers with which IICO has entered into sub-advisory agreements

■	Participants in a 401(k) plan or a 457 plan having 100 or more eligible employees, and the shares are held in individual plan participant accounts on the Fund’s records

■

Shareholders/participants (other than those shareholders/participants whose shares are held in an omnibus account) reinvesting into any account the proceeds of redemptions of eligible retirement accounts invested in Class I or Y shares

■

Participants in a 401(a) plan having 100 or more eligible employees, and the shares are held in individual plan participant accounts on the Fund’s records and are segregated from any other retirement plan assets

■	Participants in a 401(a) plan or 457 plan that invest in Ivy Funds through a third party platform or agreement

■

Shareholders (other than those shareholders whose shares are held in an omnibus account) reinvesting into any other account they own, the proceeds from mandatory redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from a Qualified Plan, an IRA, a Keogh plan or a trust or custodial account under Section 457(b) or 403(b)(7) of the Code

■

Shareholders/participants reinvesting into any other account, the proceeds from mandatory redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from a retirement plan where Fiduciary Trust Company of New Hampshire is custodian, provided such reinvestment is made within 60 calendar days of receipt of the required minimum distribution

■

The Merrill Lynch Daily K Plan (the “ML Plan”), provided the ML Plan has at least $3 million in assets or over 500 or more eligible employees. Class B shares of the Funds are made available to ML Plan participants at NAV without a CDSC if the ML Plan has less than $3 million in assets or fewer than 500 eligible employees. For further information see “Group Systematic Investment Program” in the SAI

■

Shareholders investing through direct transfers from the Waddell & Reed Advisors Retirement Plan, offered and distributed by Nationwide Investment Services Corporation through Nationwide Trust Company, FSB, or from the Waddell & Reed Advisors Express Plan, Select Plan, and Advantage Plan offered and distributed by Securian Retirement Services, a business unit of Minnesota Life Insurance Company

■

Sales representatives, and their immediate family members (spouse, children, parents, children’s spouses and spouse’s parents), associated with unaffiliated third party broker-dealers with which IFDI has entered into selling agreements

■

Sales representatives and employees, and their immediate family members (spouse, children, parents, children’s spouses and spouse’s parents) associated with Legend Group Holdings LLC and its subsidiaries

■	Clients investing via a Managed Allocation Portfolio (MAP) or Strategic Portfolio Allocation (SPA) program available through Waddell & Reed

■

Shareholders (other than shareholders whose shares are held in an omnibus account) purchasing into accounts that owned shares of any Fund within the Ivy Funds prior to December 16, 2002, and who were eligible to purchase Class A shares at NAV as of such date.

For purposes of determining sales at NAV, an individual’s domestic partner may be treated as his or her spouse. The Funds reserve the right to modify the policies above at any time.

Sales Charge Waivers for Certain Transactions

Class A shares may be purchased at NAV through:

■

Exchange of Class A shares of any fund within Ivy Funds or shares of any fund within InvestEd Portfolios and, for clients of Waddell & Reed or Legend Equities Corporation (Legend), Class A shares of any fund within Waddell & Reed Advisors Funds if (i) a sales charge was previously paid on those shares, (ii) the shares were received in exchange for shares on which a sales charge was paid or (iii) the shares were acquired from reinvestment of dividends and other distributions paid on such shares

■

Reinvestment once each calendar year of all or part of the proceeds of redemptions of your Class A shares into the same Fund and account from which the shares were redeemed, if the reinvestment is equal to or greater than $200 and is made within 60 calendar days of the Fund’s receipt of your redemption request. Purchases made pursuant to the Automatic Investment Service (AIS), payroll deduction or regularly scheduled contributions made by employers on behalf of their employees are not eligible for purchases at NAV under this policy. Purchases within the investment advisory products offered by Waddell & Reed, Inc. are not eligible for purchases at NAV under this policy.

■

Payments of Principal and Interest on Loans made pursuant to a 401(a) plan (for Class A shares only), (i) if such loans are permitted by the plan and the plan invests in shares of the same Fund and (ii) a sales charge was previously paid on those shares.

Information about the purchase of Fund shares, applicable sales charges and sales charge reductions and waivers is also available, free of charge, at www.ivyfunds.com, including hyperlinks to facilitate access to this information. You will also find more information in the SAI about sales charge reductions and waivers.

24	Prospectus

Contingent Deferred Sales Charge

A CDSC may be assessed against your redemption amount of Class B, Class C or certain Class A shares and paid to IFDI, as further described below. The purpose of the CDSC is to compensate IFDI for the costs incurred by it in connection with the sale of the Fund’s Class B or Class C shares or certain Class A shares. IFDI pays 4.00% of the amount invested to third-party broker-dealers who sell Class B shares and pays 1.00% of the amount invested to third-party broker-dealers who sell Class C shares of certain funds. For certain clients of non-affiliated third party broker-dealers and under certain circumstances, IFDI will pay the full Class C distribution and service fee to such broker-dealers beginning immediately after purchase in lieu of paying the up-front compensation described above of 1.00% of the amount invested.

The CDSC will not be imposed on shares representing payment of dividends or other distributions and will be assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in NAV above the initial purchase price. In order to determine the applicable CDSC, if any, all purchases are totaled and considered to have been made on the first day of the month in which the purchase was made.

To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund assumes that a redemption is made first of shares not subject to a CDSC (including shares that represent reinvested dividends and other distributions), and then of shares that represent the lowest sales charge.

Unless instructed otherwise, when requested to redeem a specific dollar amount, a Fund will redeem additional shares of the applicable class that are equal in value to the CDSC. For example, should you request a $1,000 redemption and the applicable CDSC is $27, the Fund will redeem shares having an aggregate NAV of $1,027, absent different instructions. The shares redeemed for payment of the CDSC are not subject to a CDSC.

Class B Shares

Class B shares are not subject to an initial sales charge when you buy them. However, you may pay a CDSC if you sell your Class B shares within six years of their purchase, based on the table below. As noted earlier, Class B shares pay a maximum annual 12b-1 service fee of 0.25% of average net assets and a maximum annual distribution fee of 0.75% of average net assets. Over time, these fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class B shares, and any reinvested dividends and other distributions paid on such shares, automatically convert to Class A shares, on a monthly basis, eight years after the end of the month in which the shares were purchased. Such conversion will be on the basis of the relative NAVs per share, without the imposition of any sales load, fee or other charge. The conversion from Class B shares to Class A shares is not considered a taxable event for Federal income tax purposes.

The Funds will redeem your Class B shares at their NAV next calculated after receipt of a written request for redemption in good order, subject to the CDSC identified below.

CDSC on Shares Sold Within Year	As % of Amount Subject to Charge
1	5.0%
2	4.0%
3	3.0%
4	3.0%
5	2.0%
6	1.0%
7+	0.0%

In the table, a year is a 12-month period. In order to determine the applicable CDSC, if any, all purchases are totaled and considered to have been made on the first day of the month in which the purchase was made. For example, if a shareholder opens an account on April 17, 2013, then redeems all Class B shares on April 15, 2014, the shareholder will pay a CDSC of 4.00%, the rate applicable to redemptions made within the second year of purchase.

Shareholders who are eligible to purchase Class A shares at a reduced sales charge due to the breakpoints available on a purchase of $100,000 or more of Class A shares, or through Rights of Accumulation, a Letter of Intent or grouping purchases by certain related persons may not purchase Class B shares. In such case, requests to purchase Class B shares will not be accepted. The Fund will not apply the limitation to Class B share purchases made by shareholders whose shares are held in an omnibus account on any of the Fund’s records, and it will be the responsibility of the broker-dealer holding the omnibus account to apply the limitation for such purchases.

Class C Shares

Class C shares are not subject to an initial sales charge when you buy them, but if you sell your Class C shares within 12 months after purchase, you may pay a 1.00% CDSC, which will be applied to the lesser of amount invested or redemption value of the shares redeemed. As noted above, Class C shares pay a maximum annual 12b-1 service fee of 0.25% of average net assets and a maximum annual distribution fee of 0.75% of average net assets. Over time, those fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class C shares do not convert to any other class; therefore, if you anticipate holding the shares for five years or longer, Class C shares may not be appropriate.

Prospectus	25

Shareholders who are investing $1 million through a sales charge reduction feature, including a shareholder eligible to purchase Class A shares at no sales charge due to the breakpoints available on a purchase of $1 million or more of Class A shares, or through Rights of Accumulation, a Letter of Intent or grouping purchases by certain related persons may not purchase Class C shares. In such case, requests to purchase Class C shares will automatically be treated as a request to purchase Class A shares. The Funds will not apply the limitation to Class C share purchases made by shareholders whose shares are held in an omnibus account on any of the Funds’ records, and it will be the selling broker-dealer’s responsibility to apply the limitation for such purchases.

The CDSC for Class B or Class C shares and for Class A shares that are subject to a CDSC will not apply in the following circumstances:

■

redemptions that result from the death of all registered account owners or, for an account in an employer-sponsored plan, the death of a participant. The death must have occurred after the account was established with IFDI

■	redemptions that result from the disability of the account owner. The disability must have occurred after the account was established with IFDI

■

redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from a Qualified Plan, an IRA, a Keogh plan or a trust or custodial account under Section 457(b) or 403(b)(7) of the Code, as tax-free returns of excess contributions, or that otherwise result from the death or disability of the employee, as well as in connection with redemptions by any tax-exempt employee benefit plan for which, as a result of subsequent law or legislation, the continuation of its investment would be improper

■

redemptions of shares purchased by current or retired Trustees of the Trust (or retired directors or trustees of any entity to which the Trust or one of the Ivy Funds is the successor), directors of affiliated companies of the Trust, or of any affiliated entity of IFDI, current and certain retired employees of IFDI and its affiliates, current and certain retired financial advisors of Waddell & Reed and its affiliates, and the spouse, children, parents, children’s spouses and spouse’s parents (including redemptions from certain retirement plans and certain trusts for these individuals), and the employees of financial advisors of Waddell & Reed

■

redemptions of shares made pursuant to a shareholder’s participation in the systematic withdrawal service offered by the Fund, subject to the limitations on the service as further disclosed in the SAI (the service and this exclusion from the CDSC do not apply to a one-time withdrawal)

■	redemptions the proceeds of which are reinvested within 60 calendar days in shares of the same class of the Fund as that redeemed

■

Class B shares of the Funds are made available to Merrill Lynch Daily K Plan participants at NAV without a CDSC if the Plan has less than $3 million in assets or fewer than 500 eligible employees. For further information see “Group Systematic Investment Program” in the SAI

■

for Class C shares, redemptions made by shareholders that have purchased shares of the Fund through certain group plans that have selling agreements with IFDI and that are administered by a third party and/or for which brokers not affiliated with IFDI provide administrative or recordkeeping services

■	for clients of non-affiliated third party broker-dealers, redemptions of Class C shares for which the selling broker-dealer was not paid an up-front commission by IFDI

■	for clients of non-affiliated third party broker-dealers, redemptions of Class A shares for which the selling broker-dealer was not paid an up-front commission by IFDI

■

redemptions, the proceeds of which are sent directly by the Fund to an insurance company or its agent for investment in any of the funds within Waddell & Reed Advisors Funds and/or Ivy Funds, as directed by the redeeming shareholder, through retirement plan accounts held in the Waddell & Reed Advisors Retirement Plan, offered and distributed by Nationwide Investment Services Corporation through Nationwide Trust Company, FSB, or from the Waddell & Reed Advisors Express Plan, Select Plan and Advantage Plan offered and distributed by Securian Retirement Services, a business unit of Minnesota Life Insurance Company

■	the exercise of certain exchange privileges

■	redemptions effected pursuant to the Fund’s right to liquidate a shareholder’s account if the aggregate NAV of the shares is less than $500

■	redemptions effected by another registered investment company by virtue of a merger or other reorganization with the Fund

These exceptions may be modified or eliminated by a Fund at any time without prior notice to shareholders, except with respect to redemptions effected pursuant to the Fund’s right to liquidate a shareholder’s shares, which may require certain notice.

Class I Shares

Class I shares are sold without any front-end sales load or contingent deferred sales charges. Class I shares do not pay an annual 12b-1 distribution and/or service fee. Class I shares are only available for purchase by:

■	fund of funds

■

participants of employee benefit plans established under Section 403(b) or Section 457 of the Code, or qualified under Section 401, of the Code, including 401(k) plans, when the shares are held in an omnibus account on the Fund’s records, and an unaffiliated third party provides administrative and/or other support services to the plan

26	Prospectus

■	certain financial intermediaries that charge their customers transaction fees with respect to their customers’ investments in the Fund

■	endowments, foundations, corporations and high net worth individuals using a trust or custodial platform

■

investors participating in ‘wrap fee’ or asset allocation programs or other fee-based arrangements sponsored by nonaffiliated broker-dealers and other financial institutions that have entered into agreements with IFDI

■	participants of the Waddell & Reed Financial, Inc. Retirement Plans

The Funds reserve the right to modify or waive eligibility requirements at any time.

Plan sponsors, plan fiduciaries and other financial intermediaries may choose to impose qualification requirements for plans that differ from the Funds’ share class eligibility standards. In certain cases this could result in the selection of a share class with higher service and distribution-related fees than those of another class available under the Fund’s share class eligibility criteria. The Fund and IFDI are not responsible for, and have no control over, the decision of any plan sponsor, plan fiduciary or financial intermediary to impose such differing requirements. Please consult with your plan sponsor, plan fiduciary or financial intermediary for more information about available share classes as not all share classes may be made available.

Class R Shares

Class R shares are sold without any front-end sales load or contingent deferred sales charges.

Class R shares are generally only available to employee benefit plans, including, but not limited to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans. Class R shares are also generally sold through, and held by, unaffiliated third parties whose platforms provide administrative, distributive and/or other support services to the plan investing in the Class R shares. Class R shares are generally available where plan level or omnibus accounts (and not individual participant accounts) are shown on the books of a Fund. Class R shares are generally not available to retain non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings accounts, owner-only 401(k)s, SEPs, SARSEPs, SIMPLE IRAs, individual 403(b) plans and 529 accounts.

Plan sponsors, plan fiduciaries and other financial intermediaries may choose to impose qualification requirements for plans that differ from the Funds’ share class eligibility standards. In certain cases this could result in the selection of a share class with higher service and distribution-related fees than otherwise would have been charged. The Funds and IFDI are not responsible for, and have no control over, the decision of any plan sponsor, plan fiduciary or financial intermediary to impose such differing requirements. Please consult with your plan sponsor, plan fiduciary or financial intermediary for more information about available share classes as not all share classes may be made available.

Class Y Shares

Class Y shares are not subject to a sales charge. Class Y shares do however pay an annual 12b-1 distribution and/or service fee of up to 0.25% of average net assets. Class Y shares are only available for purchase by:

■

participants of employee benefit plans established under Section 403(b) or Section 457 of the Code, or qualified under Section 401 of the Code, including 401(k) plans for which an unaffiliated third party provides administrative, distribution and/or other support services to the plan

■

shareholders investing in fee-based brokerage or advisory accounts, wrap accounts and asset allocation programs that charge asset-based fees, through certain investment advisers and broker-dealers, including banks, trust institutions, investment fund administrators and other third parties investing for their own accounts or for the accounts of their customers, and for which entity an unaffiliated third party provides administrative, distribution and/or other support services

■

government entities or authorities and corporations whose investment within the first 12 months after initial investment is $10 million or more and to which entity an unaffiliated third party provides certain administrative, distribution and/or other support services

The Funds reserve the right to modify or waive eligibility requirements at any time.

Plan sponsors, plan fiduciaries and other financial intermediaries may choose to impose qualification requirements for plans that differ from the Funds’ share class eligibility standards. In certain cases this could result in the selection of a share class with higher service and distribution-related fees than those of another class available under the Fund’s share class eligibility criteria. The Funds and IFDI are not responsible for, and have no control over, the decision of any plan sponsor, plan fiduciary or financial intermediary to impose such differing requirements or to select a particular class. Please consult with your plan sponsor, plan fiduciary or financial intermediary for more information about available share classes as not all share classes may be made available under your plan.

Additional Compensation to Intermediaries

Your financial advisor and the financial intermediary with which your advisor is affiliated typically will receive compensation when you buy and/or hold Fund shares. The source of that compensation may include the sales load, if any, that you pay as an investor; and/or the 12b-1 fee, if applicable, paid by the class of shares of the Fund that you own. As well, IFDI may have agreements with financial intermediaries which provide for one or more of the following: fees paid by IFDI to such intermediaries based on a percentage of assets, sales and/or a fixed amount per shareholder account; networking and/or sub-accounting fees paid by the Funds; and/or other payments by IFDI and/or its affiliates, from their own resources.

Prospectus	27

The amount and type of compensation that your financial advisor or intermediary receives will vary based upon the share class you buy, the value of those shares and the compensation practices of the intermediary. Compensation to the intermediary generally is based on the value of shares of the Funds owned by the intermediary for its own account or for its clients and may also be based on the gross and/or net sales of the Fund shares attributable to the intermediary. That compensation recognizes the distribution, administrative, promotional and/or other services provided by the intermediary, and may be required by the intermediary in order for funds within Ivy Funds to be available for sale by the intermediary. The rate of compensation depends upon various factors, including but not limited to the intermediary’s established policies and prevailing practices in different segments of the financial services industry. In addition, an intermediary may maintain omnibus accounts or similar arrangements with a Fund for consolidated holdings of Fund shares by its clients, and may receive payments from IFDI or its affiliates, or the Funds, for providing related recordkeeping and other services.

IFDI may also compensate an intermediary and/or financial advisor for IFDI’s participation in various activities sponsored and/or arranged by the intermediary, including but not limited to programs that facilitate educating financial advisors and/or their clients about various topics, including the Funds. IFDI may also pay, or reimburse, an intermediary for certain other costs relating to the marketing of the Funds. The rate of compensation depends upon various factors, including but not limited to the nature of the activity and the intermediary’s established policies.

Compensation arrangements such as those described above are undertaken, among other reasons, to help secure and maintain appropriate availability, visibility and competitiveness for the Funds, such that they may be widely available and have the capacity to grow and potentially gain economies of scale for Fund shareholders. Please consult the SAI for additional information regarding compensation arrangements with intermediaries.

Potential Conflicts of Interest

The Distributor of the Funds, IFDI, is a corporate affiliate of Waddell & Reed, Inc. (Waddell & Reed). Waddell & Reed offers shares of the Funds through a distribution agreement with IFDI. The following paragraphs disclose certain potential conflicts of interest in connection with the offering of the Funds by Waddell & Reed.

Waddell & Reed is a retail broker-dealer and is the principal underwriter and distributor of the funds within Waddell & Reed Advisors Funds and certain other mutual funds. Waddell & Reed financial advisors sell primarily shares of the funds within Ivy Funds and Waddell & Reed Advisors Funds (Fund Families). IICO and WRIMCO (Managers) manage the assets of the respective Fund Families. Companies affiliated with Waddell & Reed (“Service Affiliates”) also serve as shareholder servicing agent and accounting services agent for the Fund Families and as custodian for certain retirement plan accounts available through Waddell & Reed and other third parties. Waddell & Reed, the Managers and the Service Affiliates are subsidiaries of Waddell & Reed Financial, Inc.

Waddell & Reed financial advisors are not required to sell only shares of funds in the Fund Families, have no sales quotas with respect to the Funds and receive the same percentage rate of compensation for all shares of mutual funds they sell, including shares of the funds in the Fund Families. It is possible, however, for Waddell & Reed and its affiliated companies to receive more total revenue from the sale of shares of the funds in the Fund Families than from the sale of shares of other mutual funds that are not affiliated with Waddell & Reed (Externally Managed Funds). This is because the Managers earn investment advisory fees for providing investment management services to the funds in the Fund Families. These fees are assessed daily on the net assets held by the funds in the Fund Families and are paid to the Managers out of fund assets. In addition, the Service Affiliates receive fees for the services they provide to the funds and/or shareholders in the Fund Families.

Increased sales of shares of the Fund Families generally result in greater revenues, and greater profits, to Waddell & Reed, the Managers and the Service Affiliates, since payments to Waddell & Reed, the Managers and the Service Affiliates, increase as more assets are invested in the Fund Families and/or more fund accounts are established. Waddell & Reed employee compensation (including management and certain sales force leader compensation), financial advisor compensation and operating goals at all levels are tied to Waddell & Reed’s overall profitability. Therefore, Waddell & Reed management, sales leaders and employees generally spend more time and resources promoting the sale of shares of the funds in the Fund Families rather than Externally Managed Funds. This results in more training and product support for Waddell & Reed financial advisors to assist them with sales of shares of the funds in the Fund Families. Ultimately, this will typically influence the financial advisor’s decision to recommend the Fund Families even though they may have access to Externally Managed Funds that may have superior performance to and/or lower fund expenses than the funds in the Fund Families.

Waddell & Reed also offers financial planning services as a registered investment adviser. Waddell & Reed financial advisors typically encourage new clients to purchase a financial plan for a fee. If the client elects to implement the recommendations produced as part of the financial plan, it is likely that the financial advisor will recommend the purchase of shares of funds in the Fund Families, though the client is not obligated to purchase such shares through Waddell & Reed. For more detailed information on the financial planning services offered by Waddell & Reed financial advisors, including fees and investment alternatives, clients should obtain from their financial advisor or Waddell & Reed, and read, a copy of Waddell & Reed’s Form ADV Disclosure Brochure.

Portability

The Fund’s shares may be purchased and serviced only through broker-dealers and other financial intermediaries (Financial Intermediaries) that have entered into selling agreements with IFDI. Waddell & Reed, an affiliate of IFDI, is one such Financial Intermediary that is authorized to sell the Funds and service Fund accounts. If you elect to work with a Waddell & Reed financial advisor it is likely that the financial advisor will recommend the purchase of shares of the Funds. If you decide to terminate your relationship with your Waddell & Reed financial advisor (or any

28	Prospectus

other financial advisor you may work with) or if they decide to transfer their license to another Financial Intermediary, you should consider that you will only be able to transfer your Fund shares to another Financial Intermediary if that Financial Intermediary has a selling agreement with IFDI. Not all Financial Intermediaries have such selling agreements and the selling agreements may typically be terminated without notice to you. If you select a Financial Intermediary that has no selling agreement with IFDI or whose selling agreement is terminated after you transfer your shares, you will either have to hold your shares directly with the Funds or sell your shares and transfer the proceeds to another Financial Intermediary, which may cause you to experience adverse tax consequences.

WAYS TO SET UP YOUR ACCOUNT (FOR CLASS A, CLASS B AND CLASS C SHARES)

The different ways to set up (register) your account are listed below.

Individual or Joint Tenants

For your general investment needs

Individual accounts are owned by one person. Joint accounts have two or more owners (tenants).

Business or Organization

For investment needs of corporations, associations, partnerships, institutions or other groups

Retirement and other Tax-Advantaged Savings Plans

To shelter your savings from income taxes

Retirement and other tax-advantaged savings plans allow individuals to shelter investment income and capital gains from current income taxes. In addition, contributions to these accounts (other than Roth IRAs and Coverdell education savings accounts) may be tax-deductible. A majority of these types of savings plans carry up to an $18 annual fee (which fee may be increased at the discretion of IFDI), subject to certain waivers. Please contact your tax advisor for further information.

■

Individual Retirement Accounts (IRAs) allow eligible individuals under age 70 1/2, with earned income, to invest up to the maximum permitted contribution for that year (Annual Dollar Limit). For taxable years beginning in 2013, the Annual Dollar Limit is $5,500, which amount may be indexed for inflation in $500 increments thereafter. For individuals who have attained age 50 by the last day of the taxable year for which a contribution is made, the Annual Dollar Limit is increased to include a “catch-up” contribution. The maximum annual catch-up contribution is $1,000. The maximum annual contribution for an individual and his or her spouse is the sum of their separate Annual Dollar Limits or, if less, the couple’s combined earned income for the taxable year. An individual’s maximum IRA contribution for a taxable year is reduced by the amount of any contributions that individual makes to a Roth IRA for that year.

■	IRA Rollovers allow assets deposited from eligible employer-sponsored retirement plans to remain tax-sheltered, and any earnings grow tax-deferred until distributed in cash.

■

Roth IRAs allow eligible individuals to make nondeductible contributions up to the Annual Dollar Limit per year (as identified above). The maximum annual contribution for an individual and his or her spouse is the sum of their separate Annual Dollar Limits or, if less, the couple’s combined earned income for the taxable year. A Roth IRA contribution of a working individual and his or her spouse is also subject to an annual adjusted gross income (AGI) limitation. An individual’s maximum Roth IRA contribution for a taxable year is reduced by the amount of any contributions that individual makes to a traditional IRA for that year. Withdrawals of earnings may be tax-free if the account is at least five years old and certain other requirements are met.

In addition, certain distributions from traditional IRAs, SEP IRAs, SIMPLE IRAs (if more than two years old) and eligible employer-sponsored retirement plans may be rolled over to a Roth IRA, and any of the IRA plan types may be converted to a Roth IRA; the earnings, deductible and pre-tax contribution portions of the rollover distributions and conversions are, however, subject to Federal income tax.

■

Simplified Employee Pension Plans (SEP IRAs) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages and contribution limits as a profit-sharing plan but with fewer administrative requirements.

■

Savings Incentive Match Plans for Employees IRA (SIMPLE IRA Plans) can be established by employers with 100 or fewer employees to contribute to, and allow their employees to contribute a portion of their wages on a pre-tax basis to, retirement accounts. This plan-type generally involves fewer administrative requirements than 401(k) or other Qualified Plans.

■

Owner-only Keogh Plans allow self-employed individuals and their spouses, or partners of general partnerships and their spouses, to make tax-deductible contributions for themselves of up to 100% of their adjusted annual earned income, with a maximum of $51,000 for a business’s taxable year that begins in 2013.

■

Exclusive(k)® Plans allow self-employed individuals and their spouses (who work for and receive wages from the business), or partners of general partnerships and their spouses (who work for and receive wages from the business), to make tax-deductible contributions for themselves, including deferrals, of up to 100% of their adjusted annual earned income, with a maximum of $51,000 for a business’s taxable year that begins in 2013. A Roth 401(k) contribution option also may be available within a qualified 401(k) Plan. Individuals who have attained age 50 by the last day of the taxable year for which a contribution is made also may make a “catch-up” contribution up to $5,500.

Prospectus	29

■

Multi-participant 401(k) Plans allow employees of eligible employers to set aside tax-deferred income for retirement purposes, and in some cases, employers will match their contribution dollar-for-dollar up to certain limits. A Roth 401(k) contribution option also may be available within a qualified 401(k) Plan.

■	Other Pension and Profit-Sharing Plans allow corporations, labor unions, governments, or other organizations of all sizes to make tax-deductible contributions to employees.

■

403(b) Custodial Accounts are available to certain employees of educational institutions, churches and Code Section 501(c)(3) (that is, tax-exempt) organizations. For certain grandfathered accounts, a Roth 403(b) contribution option also may be available.

■	457(b) Plans allow employees of state and local governments and certain tax-exempt organizations to contribute a portion of their compensation on a tax-deferred basis.

■

Coverdell Education Savings Accounts are established for the benefit of a minor, with nondeductible contributions up to $2,000 per taxable year, and permit tax-free withdrawals to pay for certain qualified education expenses of the beneficiary. Special rules apply where the beneficiary is a special needs person.

Gifts or Transfers to a Minor

To invest for a child’s education or other future needs

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $14,000 in 2013 per child free of Federal transfer tax consequences. Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act (UGMA).

Trust

For money being invested by a trust

The trust must be established before an account can be opened.

Pricing of Fund Shares

The price to buy a share of a Fund, called the offering price, is calculated every business day. Each Fund is open for business every day the New York Stock Exchange (NYSE) is open. The Funds normally calculate their NAVs as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Fund may be priced at the close of the regular session of any other securities exchange on which that instrument is traded. As noted in this Prospectus, the Funds may invest in securities listed on foreign exchanges, or otherwise traded in a foreign market, which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of a Fund’s shares may be significantly affected on days when the Fund does not price its shares and when you are not able to purchase or redeem the Fund’s shares. The offering price of a share (the price to buy one share of a particular class) is the next NAV calculated per share of that class plus the applicable sales charge (for Class A shares).

In the calculation of a Fund’s NAV:

■

The securities in the Fund’s portfolio that are traded on an exchange are ordinarily valued at the last sale price on each day prior to the time of valuation as reported by the principal securities exchange on which the securities are traded or, if no sale is recorded, the average of the last bid and asked prices.

■

Stocks that are traded over-the-counter are valued using the NASDAQ Official Closing Price (NOCP), as determined by NASDAQ, or, lacking an NOCP, the last current reported sales price as of the time of valuation on NASDAQ or, lacking any current reported sales on NASDAQ, at the time of valuation at the average of the last bid and asked prices.

■

Bonds (including foreign bonds), convertible bonds, municipal bonds, U.S. government securities, mortgage-backed securities and swap agreements are ordinarily valued according to prices quoted by an independent pricing service.

■	Short-term debt securities are valued at amortized cost, which approximates market value.

■	Precious metals are valued at the last traded spot price for the appropriate metal immediately prior to the time of valuation.

■	Other investment assets for which market prices are unavailable or are not reflective of current market value are valued at their fair value by or at the direction of the Board, as discussed below.

When a Fund believes a reported market price for a security does not reflect the amount the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value determination made according to procedures approved by the Board. A Fund also may use these procedures to value certain types of illiquid securities. In addition, fair value pricing generally will be used by a Fund if the exchange on which a portfolio security is traded closes early or if trading in a particular security is halted during the day and does not resume prior to the time the Fund’s NAV is calculated.

A Fund also may use these methods to value securities that trade in a foreign market if a significant event that appears likely to materially affect the value of foreign investments or foreign currency exchange rates occurs between the time that foreign market closes and the time the NYSE closes. Since the Funds may invest a significant portion of their assets in foreign securities (and derivatives related to foreign securities), they also may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of fund share prices that may not reflect

30	Prospectus

developments in foreign securities or derivatives markets that occurred after the close of such market but prior to the pricing of Fund shares. In that case, such securities investments may be valued at their fair values as determined according to the procedures approved by the Board. Significant events include, but are not limited to, (1) events impacting a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts affecting a country or region, and (4) significant U.S. or foreign market fluctuations.

The Funds have retained a third-party pricing service (the Service) to assist in fair valuing foreign securities and foreign derivatives (collectively, Foreign Securities), if any, held in the Funds’ portfolios. The Service conducts a screening process to indicate the degree of confidence, based on historical data, that the closing price in the principal market where a Foreign Security trades is not the current market value as of the close of the NYSE. For Foreign Securities where WISC, in accordance with guidelines adopted by the Board, believes, at the approved degree of confidence, that the price is not reflective of current market price, WISC may use the indication of fair value from the Service to determine the fair value of the Foreign Securities. The Service, the methodology or the degree of certainty may change from time to time. The Board regularly reviews, and WISC regularly monitors and reports to the Board, the Service’s pricing of the Funds’ Foreign Securities, as applicable.

Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event — thus potentially alleviating arbitrage opportunities with respect to Fund shares. Another effect of fair valuation is that the Fund’s NAV will be subject, in part, to the judgment of the Board or its designee instead of being determined directly by market prices. When fair value pricing is applied, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities, and therefore, a shareholder purchasing or redeeming shares on a particular day might pay or receive more or less than would be the case if a security were valued differently. The use of fair value pricing may also affect all shareholders in that if redemption proceeds or other payments based on the valuation of Fund assets were paid out differently due to fair value pricing, all shareholders will be impacted incrementally. There is no assurance, however, that fair value pricing will more accurately reflect the value of a security on a particular day than the market price of such security on that day or that it will prevent or alleviate the impact of market timing activities. For a description of market timing activities, please see “Market Timing Policy.”

BUYING SHARES

You may buy shares of each of the Funds through third parties that have entered into selling arrangements with IFDI. Contact any authorized investment dealer for more information. To open your account you must complete and sign an application. Your financial advisor can help you with any questions you might have. The transfer agent for the Funds will not accept account applications unless submitted by an entity with which IFDI maintains a current selling agreement.

WISC generally will not accept new account applications to establish an account with a non-U.S. address (APO/FPO addresses are acceptable).

If your individual account is not maintained on the Funds’ shareholder servicing system, please contact your selling broker-dealer, plan administrator or third party record keeper to purchase shares of the Funds.

Broker-dealers that perform account transactions for their clients by participating through the National Securities Clearing Corporation (NSCC) are responsible for obtaining their clients’ permission to perform those transactions, and are responsible to their clients for whose account shares of a Fund are purchased if the broker-dealer performs any transaction erroneously or improperly.

When you sign your Account Application, you will be asked to certify that your Social Security or other taxpayer identification number is correct and whether you are subject to backup withholding for failing to report income to the IRS.

To add to your account by mail: Make your check payable to Ivy Funds Distributor, Inc. Mail the check to WISC at the address below, along with the detachable form that accompanies the confirmation of a prior purchase or your quarterly statement or with a letter stating your account number, the account registration, the Fund and the class of shares that you wish to purchase. Mail to:

WI Services Company

P.O. Box 29217

Shawnee Mission, Kansas

66201-9217

To add to your account by wire purchase: Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number 101000695, DDA Number 98-0000-797-8.

By telephone or internet: To purchase Class A, B or C shares of a Fund by Automated Clearing House (ACH) via telephone or internet access, you must have an existing account number and you must have previously established the telephone or internet method to purchase through a completed Express Transaction Authorization Form (separately or within your new account application). Please call 800.777.6472 to report your purchase, or fax the information to 800.532.2749. For internet transactions, you may not execute trades greater than $25,000 per Fund per day. If you need to establish an account for Class I or Class Y shares, you may call 800.532.2783 to obtain an account application. You may then mail a completed application to WISC at the above address, or fax it to 800.532.2784.

By Automatic Investment Service: You can authorize having funds electronically drawn each month from your bank account through Electronic Funds Transfer (EFT) and invested as a purchase of shares into your Fund account. Complete the appropriate sections of the Account Application to establish the Automatic Investment Service (AIS).

Prospectus	31

When you place an order to buy shares, your order, if accepted, will be processed at the next offering price calculated after your order is received in proper form by the Fund or its authorized agent. Note the following:

■	All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. Neither cash nor post-dated checks will be accepted.

■

If you buy shares by check or ACH, and then sell those shares by any method other than by exchange to another fund within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds, the payment may be delayed for up to ten days from the date of purchase to ensure that your previous investment has cleared.

■

You may purchase shares of certain Funds indirectly through certain broker-dealers, banks and other third parties, some of which may charge you a fee. These firms may have additional requirements regarding the purchase of Fund shares. If you purchase shares of a Fund from certain broker-dealers, banks or other authorized third parties that perform account transactions for their clients through the NSCC, the Fund will be deemed to have received your purchase order when that third party (or its designee) has received your order in proper form. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). Therefore, if your order is received in proper form by that firm before 4:00 p.m. Eastern time on a day in which the NYSE is open, you should generally receive that day’s offering price. If your order is received in proper form by that firm after 4:00 p.m. Eastern time, you should generally receive the offering price next calculated on the following business day. If the firm does not perform account transactions systematically through the NSCC and has not entered into an agreement permitting it to aggregate orders it receives prior to 4:00 p.m. Eastern time and transmit such orders to the Fund on or before the following business day, you will receive the offering price next calculated after the order has been received in proper form by the Fund. You should consult that firm to determine the time by which it must receive your order for you to purchase shares of a Fund at that day’s price.

■

Broker-dealers that perform account transactions for their clients through the NSCC are responsible for obtaining their clients’ permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the broker-dealer performs any transaction erroneously or improperly. Such broker-dealers have independent agreements with IFDI, and are compensated for performing account transactions for their clients.

When you sign your account application, you will be asked to certify that your Social Security Number or other taxpayer identification number is correct and whether you are subject to backup withholding for failing to report income to the IRS. See “Your Account — Distributions and Taxes — Taxes.”

The transfer agent for the Funds reserves the right to reject any purchase orders, including purchases by exchange, and it and the Funds reserve the right to discontinue offering Fund shares for purchase.

Minimum Investments

The Funds’ initial and subsequent investment minimums generally are as follows, although the Funds and/or IFDI may reduce or waive the minimums in some cases:

For Class A, Class B and Class C:
To Open an Account	$500 (per Fund)
For certain exchanges	$100 (per Fund)
For accounts opened with AIS	$50* (per Fund)
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For certain exchanges	$100 (per Fund)
For AIS	$25 (per Fund)
For Class I, Class R and Class Y:
Please check with your selling broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

*	An account may be opened with no initial investment and AIS set up on the account if the account is pending a Transfer of Assets from another investment company/retirement account custodian.

For clients of Morgan Stanley Smith Barney (MSSB) who purchase their shares through certain fee-based advisory accounts sponsored by MSSB, the minimum initial and subsequent investment requirements for Class A shares are waived.

Adding to Your Account

Subject to the minimums described above, you, or anyone, can make additional investments of any amount at any time.

If you purchase shares of the Funds from certain broker-dealers, banks or other authorized third parties, additional purchases may be made through those firms.

32	Prospectus

SELLING SHARES

You can arrange to take money out of your Fund account at any time by selling (redeeming) some or all of your shares.

The redemption price (price to sell one share of a particular class of a Fund) is the next calculated NAV per share of that Fund class, subject to any applicable CDSC.

If your individual account is not maintained on the Fund’s shareholder servicing system, please contact your selling broker-dealer, plan administrator or third party record keeper to sell shares of the Funds.

By telephone or internet: If you have completed an Express Transaction Authorization Form (separately or within your new account application) you may redeem your shares by telephone or internet as set forth below. You may request to receive payment of your redemption proceeds via direct ACH or via wire. A fee of $10 per transaction will be charged for wire redemptions on all classes except Class I and Y. To redeem your Class A, Class B or Class C shares, call 800.777.6472, fax your request to 800.532.2749, or place your redemption order at www.ivyfunds.com, and give your instructions to redeem your shares via ACH or via wire, as applicable. To redeem your Class I and Y shares, submit a written request or fax your request to 800.532.2784, and give your instructions to redeem your shares via ACH or via wire, as applicable. You may also request a redemption by check to the address on the account (provided the address has not been changed within the last 30 days). For your protection, banking information generally must be established on your account for a minimum of 10 days before either a wire redemption or ACH redemption will be processed. Requests by telephone or internet can only be accepted for amounts up to $50,000 per Fund per day.

By mail: Complete an Account Service Request or Retirement Plan Distribution/Withdrawal form, available from your financial advisor, or write a letter of instruction with:

■	the name on the account registration

■	the Fund’s name

■	the account number

■	the dollar amount or number, and the class, of shares to be redeemed

■	any other applicable special requirements listed in the table below

Deliver the form or your letter to your financial advisor, or mail it to:

WI Services Company

P. O. Box 29217

Shawnee Mission, Kansas

66201-9217

Unless otherwise instructed, a check will be sent to the address on the account. For your protection, the address of record must not have been changed within 30 days prior to your redemption request.

When you place an order to sell shares, your shares will be sold at the NAV next calculated, subject to any applicable CDSC, after receipt of a request for redemption in good order by WISC or other authorized Fund agent as described above. Note the following:

■

If more than one person owns the shares and it is requested that the redemption check be made payable to the order of all owners and mailed to the address of record for the account, the authorization of only one joint owner is required. Otherwise, each owner must sign the redemption request.

■

If you recently purchased the shares by check or ACH, the Fund may delay payment of redemption proceeds. You may arrange for the bank upon which the purchase check was drawn to provide telephone or written assurance, satisfactory to the Fund, that the check has cleared and been honored. If you do not, payment of the redemption proceeds on these shares will be delayed until the earlier of ten days from the date of purchase or the date the Fund can verify that your purchase check has cleared and been honored.

■	Redemptions may be suspended or payment dates postponed on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted or as permitted by the SEC.

■

Payment is normally made in cash, although under extraordinary conditions redemptions may be made in portfolio securities when the Board determines that conditions exist making cash payments undesirable. The Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.

■

If you purchased shares of a Fund from certain broker-dealers, banks or other authorized third parties, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. For firms that perform account transactions systematically through the NSCC, the Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order in proper form. Your order will receive the NAV of the redeemed class, subject to any applicable CDSC, next calculated after the order has been received in proper form by the authorized firm (or its designee). Therefore, if your order is received in proper form by that firm before 4:00 p.m. Eastern time on a day on which the NYSE is open, you should generally receive that day’s offering price. If your order is received in proper form by that firm after 4:00 p.m. Eastern time, you should generally receive the offering price next calculated on the following business day. If the firm does not perform account transactions systematically through the NSCC and has not

Prospectus	33

entered into an agreement permitting it to aggregate orders it receives prior to 4:00 p.m. Eastern time and transmit such orders to the Fund on or before the following business day, you will receive the NAV next calculated after the order has been received in proper form by the Fund. You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day’s price.

■

Broker-dealers that perform account transactions for their clients through the NSCC are responsible for obtaining their clients’ permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the broker-dealer performs any transaction erroneously or improperly.

Special Requirements for Selling Shares
Account Type	Special Requirements
Individual	The written instructions must be signed exactly as the name appears on the account.
Joint Tenant	If more than one person owns the shares and it is requested that the redemption check be made payable to the order of all owners and mailed to the address of record for the account, the written instructions may be signed by only one joint owner. Otherwise, the written instructions must be signed by each owner, exactly as their names appear on the account.
Sole Proprietorship	The written instructions must be signed by the individual owner of the business.
UGMA, UTMA	The custodian must sign the written instructions indicating capacity as custodian.
Retirement Account	The written instructions must be signed by a properly authorized person (for example, employer, plan administrator, or trustee).
Trust	The trustee must sign the written instructions indicating capacity as trustee. If the trustee’s name is not in the account registration, provide a currently certified copy of the trust document.
Business or Organization	At least one person authorized by corporate resolution to act on the account must sign the written instructions.
Conservator, Guardian or Other Fiduciary	The written instructions must be signed by the person properly authorized by court order to act in the particular fiduciary capacity.

A Fund may require a signature guarantee in certain situations such as:

■	a redemption request made by a corporation, partnership or fiduciary

■	a redemption request made by someone other than the owner of record

■	the check is made payable to someone other than the owner of record

■	a check redemption request if the address on the account has been changed within the last 30 calendar days

This requirement is to protect you and the Funds from fraud. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.

Each Fund reserves the right to redeem at NAV all of your Fund shares in your account if the aggregate NAV of those shares is less than $500. The Fund will give you notice and 60 calendar days to purchase a sufficient number of additional shares to bring the aggregate NAV of your shares in that Fund to $500. These redemptions will not be subject to a CDSC. The Fund will not apply its redemption right to IRAs or to accounts that have an aggregate NAV of less than $500 due to changes in the market.

You may reinvest, without a sales charge, all or part of the amount of Class A shares of a Fund you redeemed by sending to the applicable Fund the amount you want to reinvest. The reinvested amounts must be equal to or greater than $200, and received by the Fund within 60 calendar days after the date of your redemption, and the reinvestment must be made into the same Fund, account, and class of shares from which it was redeemed. You may do this only once each calendar year with Class A shares of a Fund. This privilege may be eliminated or modified at any time without prior notice to shareholders. Purchases made pursuant to the AIS, payroll deduction or regularly scheduled contributions made by an employer on behalf of its employees are not eligible for purchases at NAV under this policy. Purchases within investment advisory products offered by Waddell & Reed, Inc. are not eligible for purchases at NAV under this policy.

The CDSC will not apply to the proceeds of Class A (as applicable), Class B or Class C shares of a Fund which are redeemed if equal to or greater than $10 and then reinvested in shares of the same class of the Fund within 60 calendar days after such redemption. IFDI will, with your reinvestment, instruct WISC, the Funds’ transfer agent, to cancel the CDSC attributable to the amount reinvested. For purposes of determining a future CDSC, the reinvestment will be treated as a new investment. You may do this only once each calendar year as to Class A shares of a Fund, once each calendar year as to Class B shares of a Fund and, once each calendar year as to Class C shares of a Fund. The reinvestment must be made into the same Fund, account, and class of shares from which it had been redeemed. This privilege may be eliminated or modified at any time without prior notice to shareholders. Purchases made pursuant to the AIS, payroll deduction or regularly scheduled contributions made by an employer on behalf of its employees are not eligible for purchases at NAV under this policy. Purchases within investment advisory products offered by Waddell & Reed, Inc. are not eligible for purchases at NAV under this policy.

Telephone Transactions

The Funds and their agents will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. WISC, the Funds’ transfer agent, will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If

34	Prospectus

WISC fails to do so, WISC may be liable for losses due to unauthorized or fraudulent instructions. Current procedures relating to instructions communicated by telephone include tape recording instructions, requiring personal identification and providing written confirmations of transactions effected pursuant to such instructions.

Shareholder Services

If you are investing through certain third-party broker dealers, please contact your plan administrator or other record keeper for information about your account.

If you have established an account that is maintained on the Funds’ shareholder servicing system, IFDI and WISC provide a variety of services to help you manage your account.

Personal Service

Your local financial advisor is available to provide personal service. Additionally, a toll-free call, 800.777.6472, connects you to a Client Services Representative or our automated customer telephone service. During normal business hours, our Client Services staff is available to answer your questions or update your account records. The Client Services Representative can help you:

■	obtain information about your accounts

■	obtain price information about other funds within Ivy Funds

■	obtain a Fund’s current prospectus, SAI, annual report, or other information relating to each of the funds within Ivy Funds

■	request duplicate statements

■	transact certain account activity, including exchange privileges and redemption of shares

At almost any time of the day or night, you may access your account information from a touch-tone phone through our automated customer telephone service, provided your account is maintained on the Funds’ shareholder servicing system; otherwise, you should contact the broker-dealer through which you purchased your Fund shares.

Internet Service

The Ivy Funds web site, www.ivyfunds.com, is also available. If you do not currently have an account established that is maintained on the Funds’ shareholder servicing system, you may use the web site to obtain information about the Funds, including accessing a Fund’s current prospectus, SAI, annual report or other information. If you have an account set up that is maintained on the Funds’ shareholder servicing system, you may also use the web site to obtain information about your account, and to transact certain account activity, including exchange privileges and redemption of shares for certain share classes, if you have established Express Transactions for your account.

Reports

Statements and reports sent to you include the following:

■

confirmation statements (after every purchase (other than those purchases made through Automatic Investment Service), after every exchange (other than rebalance-related exchange transactions for SPA and MAP products) and after every transfer or redemption)

■	quarter-to-date statements (quarterly)

■	year-to-date statements (after the end of the fourth calendar quarter)

■	annual and semiannual reports to shareholders (every six months)

To avoid sending duplicate copies of materials to households and thereby reduce expenses, only one copy of a Fund’s most recent prospectus and/or summary prospectus and annual and semiannual reports to shareholders may be mailed to shareholders having the same last name and address in the Fund’s records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. You may call the telephone number listed for Client Services if you need additional copies of the documents. You may also visit www.ivyfunds.com to view and/or download these documents, as well as other information about each Fund.

You may elect to receive your quarterly statements and/or prospectus and shareholder reports electronically. In order to do so, go to the “Individual Investors Login” feature available via www.ivyfunds.com.

EXCHANGE PRIVILEGES

Except as otherwise noted, you may sell (redeem) your shares and buy shares of the same class of another fund within Ivy Funds without the payment of an additional sales charge if you exchange Class A shares or without payment of a CDSC when you exchange Class B or Class C shares, or certain Class A shares. For Class B and Class C shares, or Class A shares to which the CDSC would otherwise apply, the time period for the CDSC will continue to run. However, exchanges of Class A shares from Ivy Money Market Fund are subject to any sales charge applicable to the fund being exchanged into, unless the Ivy Money Market shares were previously acquired by an exchange from Class A shares of another fund within Ivy Funds for which a sales charge was paid (or represent reinvestment of dividends and other distributions paid on such shares). You may sell your Class I or Class Y shares of any of the funds within Ivy Funds and buy Class I or Class Y shares, respectively, of another fund within Ivy Funds or Class A shares of Ivy Money Market Fund. Class A shares of any of the funds within Ivy Funds may also be exchanged for shares of InvestEd Portfolios.

Prospectus	35

For clients of Waddell & Reed or Legend, these same exchange privileges for Class A, Class B and Class C shares also apply to the corresponding classes of shares of funds within Waddell & Reed Advisors Funds. Shareholders of Class I shares may exchange their shares for Class Y shares of funds within Waddell & Reed Advisors Funds. Shareholders of Ivy Class Y shares may not exchange those shares for shares of any class of funds within Waddell & Reed Advisors Funds.

Except as otherwise noted, you may sell your Class R shares of any of the Funds and buy Class R shares of another fund within Ivy Funds that offers Class R shares. Contact your plan administrator or record keeper for information about exchanging your shares.

You may exchange only into funds that are legally permitted for sale in your state of residence. Currently, each fund within Ivy Funds, InvestEd Portfolios and Waddell & Reed Advisors Funds may only be sold within the United States, the Commonwealth of Puerto Rico and the U. S. Virgin Islands. Note that exchanges out of a fund may have tax consequences for you. Before exchanging into a fund, read its prospectus.

Important Exchange Information

■

Except as otherwise noted, you must exchange into the same share class you currently own (except that you may exchange Class Y and Class I shares of any of the funds within Ivy Funds for Class A shares of Ivy Money Market Fund, and in certain situations you may exchange Class A shares of Ivy Money Market Fund for Class B or Class C shares of any of the other funds within Ivy Funds).

■	Exchanges are considered taxable events and may result in a capital gain or a capital loss for tax purposes.

How to Exchange

If you are investing through certain third-party broker dealers, contact your plan administrator or other record keeper for information about how to exchange.

If you have an account set up that is maintained on the Fund’s shareholder servicing system, the following applies:

By mail: Send your written exchange request to WISC at the address listed under “Selling Shares.”

By telephone: Call WISC at 800.777.6472 to authorize an exchange transaction. To process your exchange order by telephone, you must have telephone exchange privileges on your account. For the protection of Fund shareholders, the transfer agent for the Funds employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine.

By internet: You will be allowed to exchange by internet if (1) you have established the internet trading option; and (2) you can provide proper identification information.

If your individual account is not maintained on the Fund’s shareholder servicing system, please contact your selling broker-dealer, plan administrator or third party record keeper to exchange shares of the Funds.

Converting Shares

Self-directed Conversions: If you hold Class A, Class C or Class Y shares and are eligible to purchase Class I shares, as described above in the section entitled “Class I shares,” you may be eligible to convert your Class A, Class C or Class Y shares to Class I shares of the same Fund, subject to the discretion of IFDI to permit or reject such a conversion. Please contact WISC directly to request a conversion.

A conversion between share classes of the same Fund is a non-taxable event.

If you convert from one class of shares to another, the transaction will be based on the respective NAV per share of the two classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day’s NAVs per share. At the time of conversion, the total dollar value of your “old” shares will equal the total dollar value of your “new” shares. However, subsequent share price fluctuations may decrease or increase the total dollar value of your “new” shares compared with that of your “old” shares.

Market Timing Policy

The Funds are intended for long-term investment purposes. The Funds will take steps to seek to deter frequent purchases and /or redemptions in Fund shares (market timing activities). Market timing activities, especially those involving large dollar amounts, may disrupt portfolio investment management and may increase expenses and negatively impact investment returns for all Fund shareholders, including long-term shareholders. Market timing activities may also increase the expenses of WISC and/or IFDI, thereby indirectly affecting the Fund’s shareholders.

Certain funds may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Fund invests a significant portion of its assets in foreign securities, the Fund may be susceptible to a time zone arbitrage strategy in which investors seek to take advantage of Fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Fund shares. A Fund that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as price arbitrage). Price arbitrage is more likely to occur in a fund that invests a significant portion of its assets in small cap companies, municipal obligations, or that invests a significant portion of its assets in high-yield fixed income securities.

36	Prospectus

To discourage market timing activities by investors, the Board has adopted a market timing policy and has approved the procedures of the Funds’ transfer agent, WISC, for implementing this policy. WISC’s procedures reflect the criteria that it has developed for purposes of identifying trading activity in Fund shares that may be indicative of market timing activities and outline how WISC will monitor transactions in Fund shares. In its monitoring of trading activity in Fund shares, on a periodic basis, WISC typically reviews Fund share transactions that exceed certain monetary thresholds and/or numerical transaction limits within a particular time period. In its attempt to identify market timing activities, WISC considers many factors, including (but not limited to) the frequency, size and/or timing of the investor’s transactions in Fund shares.

As an additional step, WISC reviews Fund redemption activity in relation to average assets and purchases within the period. If WISC identifies what it believes to be market timing activities in an account held directly on a Fund’s records that has not previously exceeded WISC’s thresholds, WISC will suspend exchange privileges by refusing to accept additional purchases in the account for a pre-determined period of time. If a shareholder exceeds WISC’s thresholds a second time within a twelve (12) month period, exchange privileges will be suspended indefinitely for all accounts owned by the shareholder whose account exceeded the pre-determined thresholds. For trading in Fund shares held in omnibus accounts, WISC will, if possible, place a trading block at a taxpayer identification number level or, if that cannot be accomplished, will contact the associated financial intermediary and request that the intermediary implement trading restrictions. In exercising any of the foregoing rights, WISC will consider the trading history of accounts under common ownership or control within any of the funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. For this purpose, transactions placed through the same financial intermediary on an omnibus basis may be deemed a single investor and may be rejected in whole or in part. Transactions placed in violation of a Fund’s market timing policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

In addition, IFDI and/or its affiliate, Waddell & Reed, Inc. (collectively, “W&R”), have entered into agreements with third-party financial intermediaries that purchase and hold Fund shares on behalf of shareholders through omnibus accounts. In general, these agreements obligate the financial intermediary: (1) upon request by W&R, to provide information regarding the shareholders for whom the intermediary holds shares and these shareholders’ Fund share transactions; and (2) to restrict or prohibit further purchases of Fund shares through the financial intermediary’s account by any shareholder identified by W&R as having engaged in Fund share transactions that violate a Fund’s market timing policy. W&R’s procedures seek to monitor transactions in omnibus accounts so that W&R may make such further inquiries and take such other actions it determines appropriate or necessary to enforce the Funds’ market timing policy with respect to shareholders trading through omnibus accounts held by third-party intermediaries.

A Fund seeks to apply its market timing policy uniformly to all shareholders and prospective investors. Although the Funds, IFDI and WISC make efforts to monitor for market timing activities and will seek the assistance of financial intermediaries through which Fund shares are purchased or held, the Funds cannot always identify or detect excessive trading that may be facilitated by financial intermediaries because the intermediary maintains the underlying shareholder account. In an attempt to detect and deter excessive trading in omnibus accounts, the Funds, IFDI or WISC may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries (including prohibiting further transactions by such accounts), may require the intermediaries to provide certain information to the Funds regarding shareholders who hold shares through such accounts or may close the omnibus account. The Funds’ ability to impose restrictions for accounts traded through particular intermediaries may vary depending upon systems capabilities, applicable contractual restrictions, and cooperation of those intermediaries. There can be no assurance that the Funds will be able to identify or eliminate all market timing activities, and the Funds may not be able to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries.

A financial intermediary through which an investor may purchase shares of a Fund may also independently attempt to identify trading it considers inappropriate, which may include frequent or short-term trading, and take steps to deter such activity. In some cases, the intermediary may require the Funds’ consent or direction to undertake those efforts. In other cases, the Funds may elect to allow the intermediary to apply its own policies with respect to frequent trading in lieu of seeking to apply the Funds’ policies to shareholders investing in the Funds through such intermediary, based upon the Funds’ conclusion that the intermediary’s policies sufficiently protect shareholders of the Funds. In either case, the Funds may have little or no ability to modify the parameters or limits on trading activity set by the intermediary. As a result, an intermediary may limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by the Funds and discussed in this Prospectus. If an investor purchases a Fund’s shares through a financial intermediary, that investor should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to that account.

Due to the complexity and subjectivity involved in identifying market timing activities and the volume of shareholder transactions that WISC processes, there can be no assurance that the Funds’ and WISC’s policies and procedures will identify all trades or trading practices that may be considered market timing activity. WISC may modify its procedures for implementing the Funds’ market timing policy and/or its monitoring criteria at any time without prior notice. The Fund, WISC and/or IFDI shall not be liable for any loss resulting from rejected purchase orders or exchanges.

A Fund’s market timing policy, in conjunction with the use of fair value pricing, is intended to reduce a shareholder’s ability to engage in market timing activities, although there can be no assurance that a Fund will eliminate market timing activities.

Automatic Transactions for Class A, Class B and Class C Shareholders

Regular Investment Plans allow you to transfer money into your Fund account, or between Fund accounts, automatically. While Regular Investment Plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses and other long-term financial goals.

Prospectus	37

Systematic Withdrawal Plan lets you set up ongoing monthly, quarterly, semiannual or annual redemptions from your account. Please see the SAI for additional information.

Certain restrictions and fees imposed by the plan custodian may also apply for retirement accounts. Speak with your financial advisor for more information.

Regular Investment Plans

Automatic Investment Service
To move money from your bank account to an existing Fund account
	Minimum Amount	Frequency
	$25 (per Fund)	Monthly
Systematic Exchange Service
To move money from Ivy Money Market Fund Class A to the Fund whether in the same or a different class
	Minimum Amount	Frequency
	$100 (per Fund)	Monthly

DISTRIBUTIONS AND TAXES

Distributions

Each Fund distributes substantially all of its net investment income and net realized capital gains to its shareholders each year.

Each of Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund declare and pay dividends quarterly in March, June, September and December.

Net realized capital gains (and any net gains from foreign currency transactions) ordinarily are distributed by each Fund in December.

Dividends that are declared for a particular day are paid to shareholders of record on the preceding business day. However, dividends that are declared for a Saturday and Sunday (and a Monday that is a Federal holiday) are paid to shareholders of record on the preceding Thursday (or the preceding business day if that Thursday is a Federal holiday).

Ordinarily, shares are eligible to earn dividends starting on the day after they are issued and through the day they are redeemed.

Distribution Options. When you open an account, you may specify on your application how you want to receive your distributions. Each Fund offers two options:

1.	Share Payment Option. Your dividends, capital gain and other distributions with respect to a class of the Fund will be automatically paid in additional shares of that class. If you do not indicate a choice on your application, you will be assigned this option.

2.	Cash Option. You will be sent a check for your dividends, capital gain and other distributions if the total distribution is at least five dollars. If the distribution is less than five dollars, it will be automatically paid in additional shares of the distributing class.

For retirement accounts and accounts participating in MAP or SPA, all distributions are automatically paid in additional shares of the distributing class.

Taxes

As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a retirement account or other tax-advantaged savings plan (or you are not otherwise exempt from income tax), you should be aware of the following tax implications:

Taxes on distributions. You will be subject to tax to the extent a Fund makes actual or deemed distributions of net income and realized net gains to you. Dividends from a Fund’s investment company taxable income (which includes net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions), if any, generally are taxable to you as ordinary income whether received in cash or paid in additional Fund shares, except to the extent those dividends are attributable to “qualified dividend income” the Fund earned. Distributions of a Fund’s net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) are taxable to you as long-term capital gains, whether received in cash or paid in additional Fund shares and regardless of the length of time you have owned your shares. For Federal income tax purposes, long-term capital gain generally is taxed at a maximum rate of 15% for married shareholders filing jointly with taxable income not exceeding $450,000 ($400,000 for single shareholders) and 20% for noncorporate shareholders with taxable income exceeding those respective amounts.

For noncorporate taxable shareholders, each Fund notifies you after each calendar year-end as to the amounts of its dividends and other distributions paid (or deemed paid) to you for that year.

38	Prospectus

Taxes on transactions. Your redemption of Fund shares will result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares (which normally includes any sales charge paid).

An exchange of Fund shares for shares of any other fund within Ivy Funds, Waddell & Reed Advisors Funds, or InvestEd Portfolios generally will have similar tax consequences. However, special rules apply when you dispose of a Fund’s Class A shares through a redemption or exchange within 90 calendar days after your purchase of those shares and then reacquire Class A shares of that Fund or acquire Class A shares of another fund within Ivy Funds, Waddell & Reed Advisors Funds, or InvestEd Portfolios by January 31 of the calendar year following the redemption or exchange without paying a sales charge due to the 60-day reinvestment privilege or exchange privilege. See “Your Account — Selling Shares.” In these cases, any gain on the disposition of the original Class A Fund shares will be increased, or loss decreased, by the amount of the sales charge you paid when you acquired those shares, and that amount will increase the adjusted basis in the shares you subsequently acquire. In addition, if you purchase shares of a Fund within 30 calendar days before or after redeeming other shares of the Fund (regardless of class) at a loss, part or all of that loss will not be deductible and will increase the basis in the newly purchased shares.

In addition to the requirement to report the gross proceeds from the redemption of shares, each Fund (or its administrative agent) must report to the IRS and furnish to its shareholders the basis information for shares they acquire after December 31, 2011 (Covered Shares) and indicate whether they had a short-term (one year or less) or long-term (more than one year) holding period. A Fund shareholder may elect any IRS-accepted method for determining basis for Covered Shares; however, he or she must make any elections in writing (which may be electronic). If a shareholder of a Fund fails to affirmatively elect a basis determination method, then basis determination will be made in accordance with the Fund’s default method, which is average basis. The basis determination method a Fund shareholder elects (or the default method) may not be changed with respect to a redemption of Covered Shares after the settlement date of the redemption. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted basis determination method for their tax situation and to obtain more information about how the basis reporting law applies to them.

Other. Beginning in 2013, an individual shareholder’s taxable distributions from a Fund and gains recognized from the redemption of Fund shares are subject to a 3.8% Federal tax to the extent the individual’s “net investment income” (which generally includes taxable dividends, interest, and net gains from the disposition of investment property) is greater than the excess of his or her “modified adjusted gross income” over $250,000 for married shareholders filing jointly and $200,000 for single shareholders. This tax is in addition to any other taxes due on that income. A similar tax applies to estates and trusts. Shareholders should consult their own tax advisors regarding the effect, if any, this provision may have on their investment in Fund shares.

Withholding. Each Fund must withhold 28% of all taxable dividends, capital gain distributions and redemption proceeds (regardless of the extent to which gain or loss may be realized) otherwise payable to individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate is also required from dividends and capital gain distributions otherwise payable to such shareholders who are subject to backup withholding for any other reason. The income dividends a Fund pays to a non-resident alien individual, foreign corporation or partnership, or foreign trust or estate (each, a foreign shareholder) generally are subject to a 30% (or lower treaty rate) Federal withholding tax. However, Fund distributions that are (1) made to a beneficial owner of its shares that certifies that it is a foreign shareholder, with certain exceptions, (2) attributable to the Fund’s “qualified net interest income” and/or “qualified short-term gain,” and (3) only with respect to Fund taxable years beginning before January 1, 2014 (unless the period for the exemption’s applicability is extended by legislation, which has occurred frequently), are exempt from that withholding tax. Foreign shareholders are urged to consult their own tax advisers concerning the applicability of that withholding tax.

State and local income taxes. The portion of the dividends a Fund pays that is attributable to interest earned on U.S. government securities generally is not subject to those taxes, although distributions by any Fund to its shareholders of net realized gains on the sale of those securities are fully subject to those taxes. You should consult your tax advisor to determine the taxability in your state and locality of dividends and other distributions paid by the Fund.

The foregoing is only a summary of some of the important Federal income tax considerations generally affecting each Fund and its shareholders; you will find more information in the SAI. There may be other Federal, state or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor.

Prospectus	39

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40	Prospectus

Financial Highlights

The Funds are new and do not have an operating history. Information, when available, will be included in the Funds’ next annual or semi-annual report.

Prospectus	41

IVY FUNDS

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

K&L Gates LLP

Three First National Plaza

70 West Madison Street

Suite 3100

Chicago, Illinois 60602-4207

Independent Registered

Public Accounting Firm

Deloitte & Touche LLP

1100 Walnut Street, Suite 3300

Kansas City, Missouri 64106

Investment Manager

Ivy Investment

Management Company

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas

66201-9217

913.236.2000

800.777.6472

Distributor

Ivy Funds Distributor, Inc.

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas

66201-9217

913.236.2000

800.777.6472

Transfer Agent

WI Services Company

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas

66201-9217

913.236.2000

800.777.6472

Accounting Services Agent

WI Services Company

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas

66201-9217

913.236.2000

800.777.6472

42	Prospectus

IVY FUNDS

You can get more information about each Fund in the —

■

Statement of Additional Information (SAI), which contains detailed information about a Fund, particularly the investment policies and practices. You may not be aware of important information about a Fund unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).

■

Annual and Semiannual Reports to Shareholders, when available, will detail a Fund’s actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also will contain a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during the year covered by the report.

To request a copy of a Fund’s current SAI or copies of its most recent Annual and Semiannual reports (when available), without charge, or for other inquiries, contact the Fund or Ivy Funds Distributor, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual reports may also be requested via e-mail at IMCompliance@waddell.com and are available at www.ivyfunds.com.

Information about the Funds (including the current SAI and most recent Annual and Semiannual Reports (when available)) is available from the SEC’s web site at http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC’s Public Reference Room, Room 1580, 100 F Street NE, Washington, D.C. 20549-1520. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202.551.8090.

IVY FUNDS DISTRIBUTOR, INC.

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas 66201-9217

913.236.2000

800.777.6472

IVYPRO-GRE (04-13)

Investment Company Act File Number: 811-06569

Prospectus	43

IVY FUNDS

Ticker
	Class A	Class B	Class C	Class I	Class R	Class Y

Ivy Global Real Estate Fund	IREAX	IREBX	IRECX	IRESX	IRERX	IREYX

Ivy Global Risk-Managed Real Estate Fund	IVRAX	IVRBX	IVRCX	IVIRX	IVRRX	IVRYX

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas 66201-9217

913-236-2000

800-777-6472

April 1, 2013

STATEMENT OF ADDITIONAL INFORMATION

Ivy Funds (Trust) is an open-end management investment company that currently consists of 34 separate series (collectively, the Funds). This Statement of Additional Information (SAI) provides disclosure for two series, Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund (each, a Fund). This SAI is not a prospectus. Investors should read this SAI in conjunction with the prospectus for the Fund dated April 1, 2013 (Prospectus), which may be obtained, without charge, upon request, from the Trust or its principal underwriter and distributor, Ivy Funds Distributor, Inc. (IFDI), at the address or telephone number shown above.

FUND HISTORY

Ivy Funds was organized as a Delaware statutory trust on November 13, 2008. On April 1, 2010, certain series of the Trust became the successor either to one of the series of Ivy Funds, Inc., organized as a Maryland corporation on January 29, 1992, or to one of the series of Ivy Funds, organized as a Massachusetts business trust on December 21, 1983. The Trust has 34 separate series. This SAI provides disclosure for two series, Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund.

THE FUNDS, THEIR INVESTMENTS, RELATED RISKS AND RESTRICTIONS

Each Fund is a mutual fund, an investment that pools shareholders’ money and invests it toward a specified objective. Each Fund is an open-end, non-diversified management investment company and a series of the Trust.

This SAI supplements the information contained in the Prospectus and contains more detailed information about the investment strategies and policies the Funds’ investment manager, Ivy Investment Management Company (IICO), or the Funds’ investment subadviser, LaSalle Investment Management Securities, LLC (LaSalle US) and LaSalle Investment Management Securities, B.V. (LaSalle BV, and collectively with LaSalle US, LaSalle Securities), may employ and the types of instruments in which a Fund may invest, in pursuit of the Fund’s objective(s). A summary of the risks associated with these instrument types and investment practices is included as well.

LaSalle Securities might not buy all of these instruments or use all of these techniques, or use them to the full extent permitted by a Fund’s investment policies and restrictions. LaSalle Securities buys an instrument or uses a technique only if it believes that doing so will help a Fund achieve its objective(s). See Investment Restrictions for a listing of the fundamental and non-fundamental, or operating, policies.

Recent Market Conditions

The financial crisis in the U.S. and global economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Liquidity in some markets has decreased and credit has become scarcer worldwide. Recent regulatory changes, including the Dodd-Frank Wall Street Reform and Consumer Protection Act (the Dodd-Frank Act) and the introduction of new international capital and liquidity requirements under the Basel III Accords (Basel III), may cause lending activity within the financial services sector to be constrained for several years as Basel III rules phase in and rules and regulations are promulgated and interpreted under the Dodd-Frank Act. These market conditions may continue or worsen and may add significantly to the risk of short-term volatility in a Fund’s portfolio. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken a number of steps in an attempt to support financial markets. Withdrawal of this support, failure of efforts in response to the crisis, and/or investor perception that such efforts are not succeeding could adversely impact the value and liquidity of certain securities. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces or to project the duration of these market conditions. The severity or duration of these conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Changes in market conditions will not have the same impact on all types of securities.

In addition, since 2010, the risks of investing in certain foreign government debt have increased dramatically as a result of the ongoing European debt crisis, which began in Greece and has begun to spread throughout various other European countries. These debt crises and the ongoing efforts of governments around the world to address them have also resulted in increased volatility and uncertainty in the global securities markets, and it is impossible to predict the effects of these or similar events in the future on the Funds; however, it is possible that these or similar events could have a significant adverse impact on the net asset value (NAV) and/or risk profile of a Fund.

Securities - General

The main types of securities in which the Funds may invest, subject to their respective investment policies and restrictions, may include common stocks, preferred stocks, debt securities and convertible securities. Although common stocks and other equity securities have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies. The equity securities in which a Fund invests may include preferred stock that converts into common stock. A Fund may invest in preferred stocks rated in any rating category of the nationally recognized statistical rating organizations (NRSROs) or, if unrated, determined by LaSalle Securities to be of comparable quality, subject to the Fund’s investment policies and restrictions. In the case of a “split-rated” security, which results when NRSROs rate the security at different rating levels (for example, BBB by Standard & Poors, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another NRSRO), it is each Fund’s general policy to classify such security at the higher rating level where, in the judgment of LaSalle Securities such classification reasonably reflects the security’s quality and risk. Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of quality. As a general matter, however, when interest rates rise, the values of fixed-rate debt securities fall and, conversely, when interest rates fall, the values of fixed-rate debt securities rise. Similarly, debt securities with longer maturities are generally more sensitive to interest rate changes than debt securities with shorter maturities.

Subject to its investment policies and restrictions, a Fund may invest in debt securities rated in any rating category of the NRSROs, including securities rated in the lowest category (securities rated D by S&P or comparably rated by another NRSRO). Debt securities rated D by S&P or comparably rated by another NRSRO are in payment default or are regarded as having extremely poor prospects of ever attaining any real investment standing. Debt securities rated at least BBB- by S&P or comparably rated by another NRSRO are considered to be investment grade debt securities; however, securities rated BBB- or comparably rated by another NRSRO may have speculative characteristics. In addition, a Fund will treat unrated securities determined by LaSalle Securities to be of comparable quality to a rated security as having that rating.

Low-rated debt securities (commonly called junk bonds) are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty. The market for low-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may decrease the values and liquidity of low-rated debt securities, especially in a thinly traded market. Valuation becomes more difficult and judgment plays a greater role in valuing low-rated debt securities than with respect to securities for which more external sources of quotations and last sale information are available. Since the risk of default is higher for low-rated debt securities, LaSalle Securities’ research and credit analysis are an especially important part of managing securities of this type held by a Fund. LaSalle Securities monitors the issuers of low-rated debt securities that are held in each Fund’s portfolio in an attempt to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments. A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the shareholders of each affected Fund.

While credit ratings are only one factor relied on in evaluating high-yield debt securities, certain risks are associated with credit ratings. Credit ratings evaluate the safety of principal and interest payments, not market value risk. Credit ratings for individual securities may change from time to time, and a Fund may retain a portfolio security whose rating has been changed. See Appendix A to this SAI for a description of bond ratings.

Subject to its investment policies and restrictions, a Fund may purchase debt securities whose principal amount at maturity is dependent upon the performance of a specified equity security. The issuer of such debt securities is unaffiliated with the issuer of the equity security to whose performance the debt security is linked. Equity-linked debt securities differ from ordinary debt securities in that the principal amount received at maturity is not fixed, but is based on the price of the linked equity security at the time the debt security matures. The performance of equity-linked debt securities depends primarily on the performance of the linked equity security and may also be influenced by interest rate changes. In addition, although equity-linked debt securities are typically adjusted for diluting events such as stock splits, stock dividends and certain other events affecting the market value of the linked equity security, the debt securities are not adjusted for subsequent issuances of the linked equity security for cash. Such an issuance could adversely affect the price of the debt security. In addition to the equity risk relating to the linked equity security, such debt securities are also subject to credit risk with regard to the issuer of the debt security. In general, however, such debt securities are less volatile than the equity securities to which they are linked.

Subject to its investment policies and restrictions, a Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities generally have higher yields than common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities, are less subject to fluctuation in value than the underlying stock because they have fixed-income characteristics, and provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. A convertible security may be subject to redemption at the option of the issuer at a price established in the security’s offering document. If a convertible security held by a Fund is called for redemption, the Fund will be required to convert it into the underlying stock, sell it to a third party or permit the issuer to redeem the security. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. Thus, any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective(s).

Subject to its investment policies and restrictions, a Fund may also invest in a type of convertible preferred stock that pays a cumulative, fixed dividend that is senior to, and expected to be in excess of, the dividends paid on the common stock of the issuer. At the mandatory conversion date, the preferred stock is converted into not more than one share of the issuer’s common stock at the call price that was established at the time the preferred stock was issued. If the price per share of the related common stock on the mandatory conversion date is less than the call price, the holder of the preferred stock will nonetheless receive only one share of common stock for each share of preferred stock (plus cash in the amount of any accrued but unpaid dividends). At any time prior to the mandatory conversion date, the issuer may redeem the preferred stock upon issuing to the holder a number of shares of common stock equal to the call price of the preferred stock in effect on the date of redemption divided by the market value of the common stock, with such market value typically determined one or two trading days prior to the date notice of redemption is given. The issuer must also pay the holder of the preferred stock cash in an amount equal to any accrued but unpaid dividends on the preferred stock. This convertible preferred stock is subject to the same market risk as the common stock of the issuer, except to the extent that such risk is mitigated by the higher dividend paid on the preferred stock. The opportunity for equity appreciation afforded by an investment in such convertible preferred stock, however, is limited, because in the event the market value of the issuer’s common stock increases to or above the call price of the preferred stock, the issuer may (and would be expected to) call the preferred stock for redemption at the call price. This convertible preferred stock is also subject to credit risk with regard to the ability of the issuer to pay the dividend established upon issuance of the preferred stock. Generally, however, the market value of the convertible preferred stock is less volatile than the related common stock of the issuer.

Certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Funds.

Specific Securities and Investment Practices

Banking Industry and Savings and Loan Obligations

Certificates of deposit are certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). In addition to investing in certificates of deposit and bankers’ acceptances, each Fund may invest in time deposits in banks or savings and loan associations. Time deposits are generally similar to certificates of deposit, but are uncertificated. Each Fund’s investments in certificates of deposit, time deposits, and bankers’ acceptance are limited to obligations of (i) U.S. banks having total assets in excess of $500,000,000 (as of the date of their most recent financial statements at the time of investment), (ii) U.S. banks which do not meet the $500,000,000 asset requirement, if the principal amount of such obligation is fully insured by the Federal Deposit Insurance Corporation (FDIC), (iii) savings and loan associations which have total assets in excess of $500,000,000 and which are members of the FDIC, and (iv) foreign banks if the obligation is, in the opinion of LaSalle Securities, of an investment quality comparable to other debt securities which may be purchased by the Fund. Each Fund’s investments in certificates of deposit of savings associations are limited to obligations of Federal or state-chartered institutions whose total assets exceed $500,000,000 and whose deposits are insured by the FDIC. Bank deposits are not marketable, and a Fund may invest in them subject to its investment restrictions regarding illiquid investments, unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

Borrowing

Each Fund may borrow money only as permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), the rules and regulations thereunder and any applicable exemptive relief. Interest on money borrowed is an expense the Fund would not otherwise incur, so that it may have reduced net investment income during periods of outstanding borrowings. If a Fund does borrow money, its share price may be subject to greater fluctuation until the borrowing is paid off.

Exchange-Traded Funds

Subject to its investment policies and restrictions, a Fund may invest in exchange-traded funds (ETFs) for various purposes. For example, a Fund may invest in S&P 500 Depositary Receipts (SPDRs), which track the S&P 500 Index; S&P MidCap 400 Depositary Receipts (MidCap SPDRs), which track the S&P MidCap 400 Index; and “Dow Industrial Diamonds,” which track the Dow Jones Industrial Average, or in ETFs that track other indexes; provided that such investments are consistent with the Fund’s investment objective(s) as determined by LaSalle Securities. Each of these securities represents shares of ownership of a long-term unit investment trust that typically holds a proportionate amount of shares of all stocks included in the relevant underlying index. Since most ETFs are a type of investment company, a Fund’s purchases of ETF shares are subject to its investment restrictions regarding investments in other investment companies.

An ETF’s shares have a market price that approximates the NAV of the ETF’s portfolio, which is designed to track the designated index or the NAV of the underlying basket of commodities or commodities futures, as applicable. ETF shares are exchange-traded. As with other equity transactions, brokers charge a commission in connection with the purchase of shares of ETFs. In addition, an asset management fee is charged against the assets of an ETF (which is in addition to the investment management fee paid by a Fund).

Trading costs for ETFs are somewhat higher than those for stock index futures contracts, but, because ETFs trade like other exchange-listed equities, they represent a relatively quick and convenient method of using a Fund’s assets to track the return of a particular stock index.

Investments in an ETF generally present the same primary risks as investments in a conventional fund, that is not exchange-traded. The price of an ETF can fluctuate, and a Fund could lose money investing in an ETF. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade at a premium or discount to their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Foreign Securities and Currencies

Subject to its investment policies and restrictions, a Fund may invest in the securities of foreign issuers, including depositary receipts. In general, depositary receipts are securities convertible into and evidencing ownership of securities of foreign corporate issuers, although depositary receipts may not necessarily be denominated in the same currency as the securities into which they may be converted. American depositary receipts (ADRs), in registered form, are U.S. dollar-denominated receipts typically issued by a U.S. bank representing ownership of a specific number of shares in a non-U.S. corporation. ADRs are quoted and traded in U.S. dollars in the U.S. securities market. An ADR is sponsored if the original issuing company has selected a single U.S. bank to serve as its U.S. depositary and transfer agent. This relationship requires a deposit agreement which defines the rights and duties of both the issuer and depositary. Companies that sponsor ADRs must also provide their ADR investors with English translations of company information made public in their own country of domicile. Sponsored ADR investors also generally have the same voting rights as ordinary shareholders, barring any unusual circumstances. ADRs which meet these requirements can be listed on U.S. stock exchanges. Unsponsored ADRs typically are created at the initiative of a broker or bank reacting to demand for a specific foreign stock. The broker or bank purchases the underlying shares and deposits them in a depositary. Unsponsored shares issued after 1983 are not eligible for U.S. stock exchange listings, and they do not generally include voting rights.

Global depositary receipts and European depositary receipts, in bearer form, are foreign receipts evidencing a similar arrangement and are designed for use by non-U.S. investors and traders in non-U.S. markets. Global depositary receipts are designed to facilitate the trading of securities of foreign issuers by U.S. and non-U.S. investors and traders. LaSalle Securities believes that investing in foreign securities involves investment opportunities as well as risks. Individual foreign economies may differ favorably or unfavorably from the U.S. economy or each other in such matters as gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Individual foreign companies may also differ favorably or unfavorably from U.S. companies in the same industry. Foreign currencies may be stronger or weaker than the U.S. dollar or than each other. Thus, the value of securities denominated in or indexed to foreign currencies, and the value of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. LaSalle Securities believes that a Fund’s ability to invest its assets abroad might enable it to take advantage of these differences and strengths where they are favorable.

However, foreign securities and foreign currencies involve additional significant risks, apart from the risks inherent in U.S. investments. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial conditions and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign securities trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including: the possibility of expropriation or nationalization of assets; confiscatory taxation; restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars (which also may affect the liquidity of such investments), such as those applicable to certain investments in China; or other government intervention. There may be greater possibility of default by foreign governments or government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that LaSalle Securities will be able to anticipate these potential events or counter their effects.

Certain foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

As a general rule, the country designation for a security for purposes of a Fund’s investment policies and restrictions regarding foreign securities is the issuer’s country of domicile, as indicated by a third-party source (for example, Bloomberg). However, pursuant to IICO’s procedures, LaSalle Securities may request a different country designation due to certain identified circumstances. For example, an issuer’s country designation could be changed to: (i) the country in which the security is principally traded (determined based on a percentage of the total volume traded); (ii) the country from which the issuer, during the issuer’s most recent fiscal year, derived at least 50% of its revenues or profits (from goods produced or sold, investments made, or services performed); (iii) the country where the issuer has at least 50% of its assets; or (iv) the country under whose laws the guarantor of the security is organized. The request to change a security’s country designation must be delivered to the Funds’ Treasurer and to the Funds’ Chief Compliance Officer (CCO) for approval.

Investments in obligations of U.S. branches of foreign banks will be considered U.S. securities if IICO has determined that the nature and extent of Federal and state regulation and supervision of the branch in question are substantially equivalent to Federal or state-chartered U.S. banks doing business in the same jurisdiction.

Subject to its investment policies and restrictions, a Fund may purchase and sell foreign currency and invest in foreign currency deposits and may enter into forward currency contracts. The Funds may incur a transaction charge in connection with the exchange of currency. Currency conversion involves dealer spreads and other costs, although commissions are not usually charged. See, Options, Futures and Other Derivatives Strategies - Forward Currency Contracts.

Foreign Currencies. Investment in foreign securities usually will involve currencies of foreign countries. Moreover, subject to its investment policies and restrictions, a Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and a Fund may incur costs in connection with conversions between various currencies. Although a Fund’s custodian values the Fund’s assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis, and for certain investments, there may be restrictions imposed by a foreign government on the conversion of its currency to U.S. dollars (or other currencies). Generally, however, a Fund will convert its holdings of foreign currencies into U.S. dollars, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. A Fund will conduct its foreign currency exchange transactions either on a spot (that is, cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

Because a Fund may invest in both U.S. and foreign securities markets, changes in the Fund’s share price may have a low correlation with movements in U.S. markets. Each Fund’s share price will reflect the movements of the different stock and bond markets in which it invests (both U.S. and foreign), and of the currencies in which the investments are denominated. Thus, the strength or weakness of the U.S. dollar against foreign currencies may account for part of a Fund’s investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. Currencies in which a Fund’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.

A Fund usually effects currency exchange transactions on a spot (that is, cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange will be incurred when the Fund converts assets from one currency to another. Further, a Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations. For example, in order to realize the value of a foreign investment, the Fund must convert that value, as denominated in its foreign currency, into U.S. dollars using the applicable currency exchange rate.

The exchange rate represents the current price of a U.S. dollar relative to that foreign currency; that is, the amount of such foreign currency required to buy one U.S. dollar. If a Fund holds a foreign security which has appreciated in value as measured in the foreign currency, the level of appreciation actually realized by the Fund may be reduced or even eliminated if the foreign currency has decreased in value relative to the U.S. dollar subsequent to the date of purchase. In such a circumstance, the cost of a U.S. dollar purchased with that foreign currency has gone up and the same amount of foreign currency purchases fewer dollars than at an earlier date.

Emerging Market Securities. The risks of investing in foreign countries are intensified in developing countries, or emerging markets. A developing country is a nation that, in the manager’s opinion, is likely to experience long-term gross domestic product growth above that expected to occur in the United States, the United Kingdom, France, Germany, Italy, Japan and Canada. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

The Fund considers countries having developing markets to be all countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. In addition, developing market securities means (i) securities of companies the principal securities trading market for which is a developing market country, as defined above, (ii) securities, traded in any market, of companies that derive 50% or more of their total revenue from either goods or services produced in such developing market countries or sales made in such developing market countries or (iii) securities of companies organized under the laws of, and with a principal office in, a developing market country.

Some of the risks to which a Fund may be exposed by investing in securities of emerging markets are: restrictions placed by the government of a developing country related to investment, currency exchange controls, and repatriation of the proceeds of investment in that country; fluctuation of a developing country’s currency against the U.S. dollar; unusual price volatility in a developing country’s securities markets; government involvement in the private sector, including government ownership of companies in which the Fund may invest; limited information about a developing market; high levels of tax levied by developing countries on dividends, interest and capital gains; the greater likelihood that developing markets will experience more volatility in inflation rates than developed markets; the greater potential that securities purchased by the Fund in developing markets may be fraudulent or counterfeit due to differences in the level of regulation, disclosure requirements and recordkeeping practices in those markets; risks related to the liquidity and transferability of investments in certain instruments, such as loan participations, that may not be considered “securities” under local law; settlement risks, including potential requirements for the Fund to render payment prior to taking possession of portfolio securities in which it invests; the possibility of nationalization, expropriation or confiscatory taxation; favorable or unfavorable differences between individual foreign economies and the U.S. economy, such as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position; additional costs associated with any investment in non-U.S. securities, including higher custodial fees than typical U.S. custodial arrangements, transaction costs of foreign currency conversions and generally higher commission rates on portfolio transactions than prevail in U.S. markets; greater social, economic and political instability, including the risk of war; lack of availability of currency hedging or other risk management techniques in certain developing countries; the fact that companies in developing countries may be newly organized and may be smaller and less seasoned; differences in accounting, auditing and financial reporting standards; the heightened risks associated specifically with establishing record ownership and custody of securities; and limitations on obtaining and enforcing judgments against non-U.S. residents.

Foreign Sovereign Debt Obligations. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Illiquid Investments

Illiquid investments are investments that cannot be sold or otherwise disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Investments currently considered to be illiquid include:

(1) repurchase agreements not terminable within seven days;

(2) restricted securities not determined to be liquid pursuant to guidelines established by the Trust’s Board of Trustees (Board);

(3) non-government stripped fixed-rate mortgage-backed securities;

(4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand;

(5) over-the-counter (OTC) options (options not traded on an exchange) and their underlying collateral;

(6) securities for which market quotations are not readily available;

(7) securities involved in swap, cap, floor or collar transactions; and

(8) direct debt instruments.

The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

In addition, a Fund considers foreign securities in its portfolio that are subject to a limitation lasting more than seven days on the repatriation of the proceeds of a sale or other disposition of the securities as illiquid.

If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

IICO believes that, in general, it is in the best interest of a Fund to be able to invest in illiquid securities up to the maximum allowable under the Fund’s investment restriction on illiquid investments. LaSalle Securities believes that the risk of investing in illiquid securities is manageable, considering the availability of certain securities that are currently considered illiquid but have widely established trading markets. For example, there has been significant growth in the types and availability of structured products, including: asset backed securities (which also includes many mortgage-backed securities), collateralized bond obligations, collateralized mortgage obligations, collateralized debt obligations and commercial mortgage-backed securities. Since many of these securities are initially offered as individual issues, they are often deemed illiquid. See Mortgage-Backed and Asset-Backed Securities for more information on these types of securities.

As well, it has become easier for institutional investors to structure their own investments. For example, if LaSalle Securities desired Korean exposure for a Fund, instead of following difficult procedures for direct investment, LaSalle Securities could, instead, invest in a specialized OTC bond or other instrument with an investment banker which would pay the same as the return on the Korean bond market without having to physically invest in the Korean market.

Indexed Securities

Each Fund may purchase indexed securities, subject to its operating policy regarding financial instruments and other applicable restrictions. Indexed securities are securities, the value of which varies in relation to the value of other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific index, instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security and their values may decline substantially if the issuer’s creditworthiness deteriorates. Indexed securities may be more volatile than the underlying investments. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

IICO will use its judgment in determining whether indexed securities should be treated as short-term instruments, bonds, stocks, or as a separate asset class for purposes of a Fund’s investment allocations, depending on the individual characteristics of the securities. Certain indexed securities that are not traded on an established market may be deemed illiquid.

Initial Public Offerings

Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. A Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences (resulting from the recognition of net short-term capital gains). The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a smaller component of a Fund’s portfolio as the Fund’s assets increase (and thus have a more limited effect on the Fund’s performance).

Investment Company Securities

Each Fund may purchase shares of other investment companies only to the extent permitted under the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief and subject to its other investment policies and restrictions. As a shareholder in an investment company, the Fund would bear its pro rata share of that investment company’s expenses, which could result in duplication of certain fees, including management and administrative fees; therefore, if a Fund acquires shares of an investment company, the Fund’s shareholders would bear both their proportionate share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such investment company.

Closed-end Investment Companies. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values (NAVs). Shares of closed-end investment companies also may trade at a discount to NAV, which means a Fund may have to sell shares at a price lower than their NAV per share. Additionally, closed-end investment company shares may be halted or delisted by the listing exchange. Some countries, such as South Korea, Chile and India, have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. The 1940 Act restrictions on investments in securities of other investment companies may limit opportunities that some of the Funds otherwise permitted to invest in foreign securities otherwise would have to invest indirectly in certain developing markets. Funds will incur brokerage costs when purchasing and selling shares of closed-end investment companies.

Business Development Companies. Subject to its investment policies and restrictions, a Fund may invest in shares of business development companies (BDCs). BDCs are a type of closed-end investment company regulated by the 1940 Act and typically invest in and lend to small and medium-sized private companies that may not have access to public equity markets for capital raising. BDCs invest in such diverse industries as healthcare, chemical, manufacturing, technology and service companies. A BDC must invest at least 70% of the value of its total assets in certain asset types, which are typically the securities of private U.S. businesses, and must make available significant managerial assistance to the issuers of such securities. BDCs often offer a yield advantage over other types of securities. Managers of BDCs may be entitled to compensation based on the BDC’s performance, which may result in a manager of a BDC making riskier or more speculative investments in an effort to maximize incentive compensation and higher fees.

Because BDCs typically invest in small and medium-sized companies, a BDC’s portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group. Accordingly, the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase the BDC’s volatility and risk. Investments made by BDCs are generally subject to legal and other restrictions on resale and are otherwise less liquid than publicly traded securities. The illiquidity of these investments may make it difficult to sell such investments if the need arises, and if there is a need for a BDC in which a Fund invests to liquidate its portfolio quickly, it may realize a loss on its investments. BDCs also may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized may be disproportionately impacted by the poor performance of a small number of investments, or even a single investment, particularly if a BDC experiences the need to write down the value of an investment, which tends to increase the BDC’s volatility and risk.

Investments in BDCs are subject to management risk, including the ability of the BDC’s management to meet the BDC’s investment objective and to manage the BDC’s portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors’ perceptions regarding a BDC or its underlying investments change. BDC shares are not redeemable at the option of the BDC shareholder and, as with shares of other closed-end funds, they may trade in the secondary market at a discount to their net asset value. Like an investment in other investment companies, a Fund will indirectly bear its proportionate share of any management and other expenses charged by the BDCs in which it invests.

BDCs may employ the use of leverage through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility of the BDC and the possibility that the BDC’s common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises.

ETFs. For information on ETFs, see Exchange-Traded Funds.

Lending Securities

For the purpose of realizing additional income or offsetting expenses, each Fund may (but currently does not intend to) make secured loans of portfolio securities up to the maximum amount of its total assets allowed under the 1940 Act (currently, one-third of total assets which, for purposes of this limitation, include the value of collateral received in return for securities loaned). If a Fund lends securities, the borrower pays the Fund an amount equal to the dividends or interest on the securities that the Fund would have received if it had not loaned the securities. The Fund also receives additional compensation. Under a Fund’s securities lending procedures, the Fund may lend securities only to broker-dealers and financial institutions deemed creditworthy by IICO. The creditworthiness of entities to which a Fund makes loans of portfolio securities is monitored by IICO throughout the term of the loan.

Any securities loans that a Fund makes must be collateralized in accordance with applicable regulatory requirements (the Guidelines). At the time of each loan, the Fund must receive collateral equal to no less than 100% of the market value of the securities loaned. Under the present Guidelines, the collateral must consist of cash or U.S. government securities or bank letters of credit, at least equal in value to the market value of the securities loaned on each day that the loan is outstanding. If the market value of the lent securities exceeds the value of the collateral, the borrower must add more collateral so that it at least equals the market value of the securities lent. If the market value of the securities decreases, the borrower is entitled to a return of the excess collateral.

There are two methods of receiving compensation for making loans. The first is to receive a negotiated loan fee from the borrower. This method is available for all three types of collateral. The second method, which is not available when letters of credit are used as collateral, is for a Fund to receive interest on the investment of the cash collateral or to receive interest on the U.S. government securities used as collateral. Part of the interest received in either case may be shared with the borrower.

The letters of credit that a Fund may accept as collateral are agreements by banks (other than the borrowers of the Fund’s securities), entered into at the request of the borrower and for its account and risk, under which the banks are obligated to pay to the Fund, while the letter is in effect, amounts demanded by the Fund if the demand meets the terms of the letter. The Fund’s right to make this demand secures the borrower’s obligations to it. The terms of any such letters and the creditworthiness of the banks providing them (which might include the Fund’s custodian bank) must be satisfactory to IICO. The Fund will make loans only under rules of the New York Stock Exchange (NYSE), which presently require the borrower to give the securities back to the Fund within five business days after the Fund gives notice to do so. If the Fund loses its voting rights on securities loaned, it will not be able to have the securities returned to it in time to vote them if a material event affecting the investment is to be voted on. The Fund may pay reasonable finder’s, administrative and custodian fees in connection with loans of securities.

Some, but not all, of these rules are necessary to meet regulatory requirements relating to securities loans. These rules will not be changed unless the change is permitted under these requirements. The requirements do not cover the rules which may be changed without shareholder vote, as to: (1) whom securities may be loaned; (2) the investment of cash collateral; or (3) voting rights.

There may be risks of delay in receiving additional collateral from the borrower if the market value of the securities loaned increases, as well as risks of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower fail financially.

Loans and Other Direct Debt Instruments

Loan Participations. Subject to their respective investment policies and restrictions, the Funds may purchase loan participations (sometimes called bank loans). Loan participations are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, or investment banks). Purchasers of participation interests do not have any direct contractual relationship with the borrower. Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. In an assignment, the Fund purchases an assignment of a portion of a lender’s interest in a loan. In this case, the Fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank’s rights in the loan.

Purchasers of participation interests may be subject to delays, expenses, and risks that are greater than those that would be involved if the purchaser could enforce its rights directly against the borrower. In addition, under the terms of a participation interest, the purchaser may be regarded as a creditor of the intermediate participant (rather than of the borrower), so that the purchaser also may be subject to the risk that the intermediate participant could become insolvent. The agreement between the purchaser and lender who sold the participation interest may also limit the rights of the purchaser to vote on changes that may be made to the loan agreement, such as waiving a breach of a covenant.

Most loan participations are secured, and most impose restrictive covenants that must be met by the borrower. These loans typically are made by a syndicate of banks and institutional investors, represented by an agent bank that has negotiated and structured the loan and that is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Typically, under loan agreements, the agent is given broad discretion in monitoring the borrower’s performance and is obligated to use the same care it would use in the management of its own property. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and pre-funded or synthetic letters of credit.

A Fund’s ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by a Fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing as assignment in a loan. In selecting the loans in which a Fund will invest, however, LaSalle Securities will not rely on that credit analysis of the agent bank but will perform its own investment analysis of the borrowers.

LaSalle Securities’ analysis may include consideration of the borrower’s financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of the loans a Fund will invest in will be rated by one or more NRSROs. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the Fund’s credit quality policy. Some floating rate loans and other debt securities are not rated by any NRSRO. Historically, floating rate loans have not been registered with the Securities and Exchange Commission (SEC) or any state securities commission or listed on any securities exchange. As a result, the amount of public information available about a specific floating rate loan historically has been less extensive than if the floating rate loan were registered or exchange-traded.

Floating rate loans and other debt securities that are fully secured provide more protections than unsecured securities in the event of failure to make scheduled interest or principal payments. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. In connection with the restructuring of a floating rate loan or other debt security outside of bankruptcy court in a negotiated work-out or in the context of bankruptcy proceedings, equity securities or junior debt securities may be received in exchange for all or a portion of an interest in the security.

Corporate loans in which a Fund may purchase a loan assignment are made generally to provide bridge loans (temporary financing), finance internal growth, mergers, acquisitions (acquiring another company), recapitalizations (reorganizing the assets and liabilities of a borrower), stock purchases, leverage buy-outs (taking over control of a company), dividend payments to sponsors and other corporate activities. Under current market conditions, most of the corporate loans purchased by a Fund will represent loans made to highly leveraged corporate borrowers. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. A Fund may hold investments in loans for a very short period of time when opportunities to resell the investments that LaSalle Securities believes are attractive arise.

Certain of the loans acquired by a Fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the Fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the Fund is committed to make additional loans under such an assignment, it will at all times, designate cash or securities in an amount sufficient to meet such commitments. A revolving credit facility may require the Fund to increase its investment in a floating rate loan at a time when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid.

Notwithstanding its intention in certain situations to not receive material non-public information with respect to its management of investments in floating rate loans, LaSalle Securities may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a Fund’s portfolio. Possession of such information may in some instances occur despite LaSalle Securities’ efforts to avoid such possession, but in other instances, LaSalle Securities may choose to receive such information (for example, in connection with participation in a creditor’s committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, LaSalle Securities’ ability to trade in these loans for the account of a Fund could potentially be limited by its possession of such information. Such limitations on LaSalle Securities’ ability to trade could have an adverse effect on a Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by LaSalle Securities may hold other securities issued by borrowers whose floating rate loans may be held in a Fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the Fund’s portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s floating rate loans. In such cases, LaSalle Securities may owe conflicting fiduciary duties to the Fund and other client accounts. LaSalle Securities will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if LaSalle Securities’ client account collectively held only a single category of the issuer’s securities.

A floating rate loan offered as part of the original lending syndicate typically is purchased at par value. As part of the original lending syndicate, a purchaser generally earns a yield equal to the stated interest rate. In addition, members of the original syndicate typically are paid a commitment fee. In secondary market trading, floating rate loans may be purchased or sold above, at, or below par, which can result in a yield that is below, equal to, or above the stated interest rate, respectively. At certain times when reduced opportunities exist for investing in new syndicated floating rate loans, floating rate loans may be available only through the secondary market.

If an agent becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate bank or other regulatory authority, or becomes a debtor in a bankruptcy proceeding, the agent’s appointment may be terminated, and a successor agent would be appointed. If an appropriate regulator or court determines that assets held by the agent for the benefit of the purchasers of floating rate loans are subject to the claims of the agent’s general or secured creditors, the purchasers might incur certain costs and delays in realizing payment on a floating rate loan or suffer a loss of principal and/or interest. Furthermore, in the event of the borrower’s bankruptcy or insolvency, the borrower’s obligation to repay a floating rate loan may be subject to certain defenses that the borrower can assert as a result of improper conduct by the agent.

Collateral. Most floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower. The collateral typically has a market value, at the time the floating rate loan is made, that equals or exceeds the principal amount of the floating rate loan. The value of the collateral may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loan collateral may consist of various types of assets or interests. Collateral may include working capital assets, such as accounts receivable or inventory; tangible or intangible assets; or assets or other types of guarantees of affiliates of the borrower. Inventory is the goods a company has in stock, including finished goods, goods in the process of being manufactured, and the supplies used in the process of manufacturing. Accounts receivable are the monies due to a company for merchandise or securities that it has sold, or for the services it has provided. Tangible fixed assets include real property, buildings, and equipment. Intangible assets include trademarks, copyrights and patent rights, and securities of subsidiaries or affiliates.

Generally, floating rate loans are secured unless (i) the purchaser’s security interest in the collateral is invalidated for any reason by a court, or (ii) the collateral is fully released with the consent of the agent bank and lenders or under the terms of a loan agreement as the creditworthiness of the borrower improves. Collateral impairment is the risk that the value of the collateral for a floating rate loan will be insufficient in the event that a borrower defaults. Although the terms of a floating rate loan generally require that the collateral at issuance have a value at least equal to 100% of the amount of such floating rate loan, the value of the collateral may decline subsequent to the purchase of a floating rate loan. In most loan agreements there is no formal requirement to pledge additional collateral. There is no guarantee that the sale of collateral would allow a borrower to meet its obligations should the borrower be unable to repay principal or pay interest or that the collateral could be sold quickly or easily.

In addition, most borrowers pay their debts from the cash flow they generate. If the borrower’s cash flow is insufficient to pay its debts as they come due, the borrower may seek to restructure its debts rather than sell collateral. Borrowers may try to restructure their debts by filing for protection under the Federal bankruptcy laws or negotiating a work-out. If a borrower becomes involved in bankruptcy proceedings, access to the collateral may be limited by bankruptcy and other laws. In the event that a court decides that access to the collateral is limited or void, it is unlikely that purchasers could recover the full amount of the principal and interest due.

There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a floating rate loan. On occasions when such stock cannot be pledged, the floating rate loan will be temporarily unsecured until the stock can be pledged or is exchanged for, or replaced by, other assets.

Some floating rate loans are unsecured. If the borrower defaults on an unsecured floating rate loan, there is no specific collateral on which the purchaser can foreclose.

Floating Interest Rates. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London Interbank Offered Rate (“LIBOR”), the Certificate of Deposit (“CD”) Rate of a designated U.S. bank, the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. A borrower usually has the right to select the base lending rate and to change the base lending rate at specified intervals. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower.

The interest rate on LIBOR-based and CD Rate-based floating rate loans is reset periodically at intervals ranging from 30 to 180 days, while the interest rate on Prime Rate- or Federal Funds Rate-based floating rate loans floats daily as those rates change. Investment in floating rate loans with longer interest rate reset periods can increase fluctuations in the floating rate loans’ values when interest rates change.

The yield on a floating rate loan will primarily depend on the terms of the underlying floating rate loan and the base lending rate chosen by the borrower. The relationship between LIBOR, the CD Rate, the Prime Rate, and the Federal Funds Rate will vary as market conditions change.

Floating rate loans typically will have a stated term of five to nine years. However, because floating rate loans are frequently prepaid, their average maturity is expected to be two to three years. The degree to which borrowers prepay floating rate loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the borrower’s financial condition, and competitive conditions among lenders. Prepayments cannot be predicted with accuracy. Prepayments of principal to the purchaser of a floating rate loan may result in the principal’s being reinvested in floating rate loans with lower yields.

A Fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see the Fund’s investment restrictions). For purposes of these restrictions, a Fund generally will treat the borrower as the “issuer” of indebtedness held by the Fund. In the case of participation interests where a bank or other lending institution serves as intermediate participant between a Fund and the borrower, if the participation interest does not shift to the Fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as “issuers” for these purposes. Treating an intermediate participant as an issuer of indebtedness may restrict a fund’s ability to invest in indebtedness related to a single intermediate participant, or a group of intermediate participants engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

A borrower must comply with various restrictive covenants contained in the loan agreement. In addition to requiring the scheduled payment of interest and principal, these covenants may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific financial ratios, and limits on total debt. The loan agreement may also contain a covenant requiring the borrower to prepay the floating rate loan with any free cash flow. A breach of a covenant that is not waived by the agent (or by the lenders directly) is normally an event of default, which provides the agent or the lenders the right to call the outstanding floating rate loan.

Direct Debt Instruments. A Fund may invest in direct debt instruments, subject to its policies and restrictions regarding the quality of debt securities. Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any NRSRO. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and principal when due.

Investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks to the Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to the Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, the Fund relies on research by LaSalle Securities in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of the Fund were determined to be subject to the claims of the agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Investments in direct debt instruments may entail less legal protection for the Fund. Direct indebtedness purchased by the Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Fund to pay additional cash on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid. The Fund will set aside appropriate liquid assets in a segregated custodial account to cover its potential obligations under standby financing commitments. Other types of direct debt instruments, such as loans through direct assignment of a financial institution’s interest with respect to a loan, may involve additional risks to the Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

A Fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry. For purposes of these limitations, a Fund generally will treat the borrower as the issuer of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between the Fund and the borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the borrower, SEC interpretations require the Fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as issuers for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict the Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Low-Rated Securities

Debt securities rated below the four highest categories (that is, below BBB- by S&P, for example) are not considered investment grade obligations and commonly are called “junk bonds.” These securities are predominately speculative and present more credit risk than investment grade obligations. Bonds rated below the fourth highest category are also regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments.

Low-rated and unrated debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low-rated and unrated debt securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish a Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily NAV of the Fund’s shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low-rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of a Fund to achieve its investment objective may be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher-rated securities.

Low-rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low-rated debt securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low-rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low-rated debt securities defaults, a Fund may incur additional expenses to seek recovery.

Distressed Debt Securities. Subject to its investment policies and restrictions, a Fund may invest in distressed companies and/or non-investment grade debt (collectively referred to as Distressed Debt). A Fund generally makes such investments to achieve capital appreciation, rather than to seek income. Investing in Distressed Debt includes investing in securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy. A Fund’s investment in Distressed Debt typically involves the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank. Loan participations represent fractional interests in a company’s indebtedness and generally are made available by banks or other institutional investors. By purchasing all or a part of a loan participation, a Fund, in effect, steps into the shoes of the lender. Distressed Debt purchased by a Fund may be in the form of loans, notes or bonds. If the loan is secured, a Fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders otherwise no such priority of claims exists.

A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time a Fund invests in these securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Fund. Distressed Debt securities typically are unrated, lower-rated, in default or close to default. Also, Distressed Debt generally is more likely to become worthless than the securities of more financially stable companies. An issuer of debt securities may be unable to make interest payments and repay principal when due. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value and, thus, impact Fund performance. These debt securities are subject to interest rate, credit and prepayment risk. An increase in interest rates will reduce the resale value of debt securities and changes in the financial condition or credit rating of an issue may affect the value of its debt securities. Issuers may prepay their obligations on fixed rate debt securities when interest rates decline, which can shorten a security’s maturity and reduce a Fund’s return.

Debt securities rated below investment grade, and the type of Distressed Debt securities which a Fund may purchase, generally are considered to have more risk than higher-rated debt securities. They also may fluctuate more in price, and are less liquid than higher-rated debt securities. Their prices are especially sensitive to developments affecting the company’s business and to ratings changes, and typically rise and fall in response to factors that affect the company’s stock prices. Issuers of such Distressed Debt are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy, such as a recession or a sustained period of rising interest rates. The risk that a Fund may lose its entire investment in defaulted bonds is greater in comparison to investing in non-defaulted bonds. Purchasers of participations in indebtedness, such as a Fund, must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, a Fund incurs the risk as to the creditworthiness of the bank or other financial intermediary, as well as of the company issuing the underlying indebtedness.

Master Limited Partnerships

Subject to their respective investment policies and restrictions, the Funds may invest in master limited partnerships (MLPs). An MLP is a limited partnership (or similar entity that is classified as a partnership for Federal tax purposes), the interests in which are publicly traded. MLP units are generally registered with the SEC and are freely traded on a securities exchange or in the OTC market. Many MLPs operate in the oil and gas industries, including energy processing and distribution. MLPs are pass-through entities or businesses that are taxed at the security holder level and generally are not subject to Federal or state income tax at the entity level. Annual income, gains, losses, deductions and credits of an MLP pass through directly to its security holders. Distributions from an MLP, whether they are attributable to its annual net income that is passed through or consist in part of a return of the amount originally invested, would not be taxable, to the extent they do not exceed the investor’s adjusted basis in its MLP interest. Generally, an MLP is operated under the supervision of one or more general partners. Limited partners are not involved in the day-to-day management of an MLP.

Investing in MLPs generally is subject to risks applicable to investing in a partnership as opposed to a corporation, which may include fewer protections afforded to investors. (For example, owners of common units in an MLP may have limited voting rights and no ability to elect directors, trustees or other managers.) Although unitholders of an MLP are generally limited in their liability, similar to a corporation’s shareholders, an MLP’s creditors typically have the right to seek the return of distributions made to the MLP’s unitholders if the liability in question arose before the distributions were paid. This liability may stay attached to the unitholder even after the units are sold.

MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or geographic region are subject to the risks associated with such industry or region (such as the risks associated with investing in the real estate or oil and gas industries). Investments held by an MLP may be relatively illiquid, limiting the MLP’s ability to vary its portfolio promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

Net income from an interest in a “qualified publicly traded partnership” (QPTP), which many MLPs are treated as for Federal tax purposes, is qualifying income for an entity such as a Fund that is a regulated investment company for those purposes (RIC). Please see the section entitled Taxation of the Funds for additional information regarding the tax consequences of a Fund’s investing in a QPTP.

Money Market Instruments

Money market instruments are high-quality, short-term debt instruments. They may include U.S. government securities, commercial paper and other short-term corporate obligations, certificates of deposit and other financial institution obligations. These instruments may carry fixed or variable interest rates.

Mortgage-Backed and Asset-Backed Securities

Mortgage-Backed Securities. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property and include single- and multi-class pass-through securities and collateralized mortgage obligations. Multi-class pass-through securities and collateralized mortgage obligations are collectively referred to in this SAI as CMOs. Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of the payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The U.S. government mortgage-backed securities in which a Fund may invest include mortgage-backed securities issued by the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae) or Federal Home Loan Mortgage Corporation (Freddie Mac). Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. These credit enhancements do not protect investors from changes in market value.

Ginnie Mae is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned by stockholders. It is subject to general regulation by the Federal Housing Finance Authority (FHFA). Fannie Mae purchases residential mortgages from a list of approved seller/servicers that include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on pass-through securities that it issues, but those securities are not backed by the full faith and credit of the U.S. government. Freddie Mac is a government sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned by stockholders. Freddie Mac issues participation certificates, which represent interests in mortgages from Freddie Mac’s national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on the participation certificates it issues, but those are not backed by the full faith and credit of the U.S. government.

The U.S. Treasury (Treasury) has historically had the authority to purchase obligations of Fannie Mae and Freddie Mac; however, in 2008, due to capitalization concerns, Congress provided the Treasury with additional authority to lend Fannie Mae and Freddie Mac emergency funds and to purchase the companies’ stock, as described below. In September 2008, those capital concerns led the Treasury and the FHFA to announce that Fannie Mae and Freddie Mac had been placed in conservatorship.

Since that time, Fannie Mae and Freddie Mac have received significant capital support through Treasury preferred stock purchases as well as Treasury and Federal Reserve purchases of their mortgage backed securities. While the purchase programs for mortgage-backed securities ended in 2010, the Treasury announced in December 2009 that it would continue its support for the entities’ capital as necessary to prevent a negative net worth at least through 2012. While the Treasury is committed to offset negative equity at Fannie Mae and Freddie Mac through its preferred stock purchases through 2012, no assurance can be given that the Federal Reserve, Treasury, or FHFA initiatives discussed above will ensure that Fannie Mae and Freddie Mac will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue beyond that date. In addition, Fannie Mae and Freddie Mac also are the subject of several continuing class action lawsuits and investigations by federal regulators over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. government reportedly is considering multiple options, ranging from nationalization, privatization, consolidation, or abolishment of the entities.

Based on quarterly loss figures, in August 2011 both Fannie Mae and Freddie Mac requested additional support from the Treasury (Fannie Mae requested $2.8 billion and Freddie Mac requested $1.5 billion, net of dividend payments from the Treasury). Further, when a ratings agency downgraded long-term U.S. government debt in August 2011, the agency also downgraded the bond ratings of Fannie Mae and Freddie Mac, from AAA to AA+, based on their direct reliance on the U.S. government (although that rating did not directly relate to their mortgage-backed securities). The U.S. government’s commitment to ensure that Fannie Mae and Freddie Mac have sufficient capital to meet their obligations was, however, unaffected by the downgrade.

A Fund may purchase mortgage-backed securities issued by both government and non-government entities such as banks, mortgage lenders or other financial institutions. Other types of mortgage-backed securities will likely be developed in the future, and a Fund may invest in them if LaSalle Securities determines that such investments are consistent with the Fund’s objective(s) and investment policies.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the principal-only security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the interest-only security (IO) receives interest payments from the same underlying security.

For example, IO classes are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of the investor’s initial investment, even if the security is guaranteed by the U.S. government or considered to be of the highest quality. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. IOs, POs and other CMOs involve special risks, and evaluating them requires special knowledge.

Asset-Backed Securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities, as discussed above. However, the underlying assets are not first lien mortgage loans or interests therein, but include assets such as motor vehicle installment sales contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement.

Special Characteristics of Mortgage-Backed and Asset-Backed Securities. The yield characteristics of mortgage-backed and asset-backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Similar factors apply to prepayments on asset-backed securities, but the receivables underlying asset-backed securities generally are of a shorter maturity and thus are likely to experience substantial prepayments. Such securities, however, often provide that for a specified time period the issuers will replace receivables in the pool that are repaid with comparable obligations. If the issuer is unable to do so, repayment of principal on the asset-backed securities may commence at an earlier date.

The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount.

In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool’s term may be shortened by unscheduled or early payments of principal on the underlying mortgages. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice has been to assume that prepayments on pools of fixed-rate 30-year mortgages would result in a 12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of declining interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Changes in the rate or speed of these payments can cause the value of the mortgage-backed securities to fluctuate rapidly. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield.

The market for privately issued mortgage-backed and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. CMO classes may be specifically structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and especially during periods of rapid or unanticipated changes in market interest rates, the attractiveness of some CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

Municipal Obligations

Municipal obligations are issued by a wide range of state and local governments, agencies and authorities for various purposes. The two main kinds of municipal bonds are general obligation bonds and revenue bonds. The issuer of a general obligation bond has pledged its full faith, credit and taxing power for the payment of principal and interest on the bond. Revenue bonds are payable only from specific sources; these may include revenues from a particular facility or class of facilities or special tax or other revenue source. Private activity bonds (PABs) are revenue bonds issued by or on behalf of public authorities to obtain funds to finance privately operated facilities. Their credit quality is usually directly related to the credit standing of the user of the facilities being financed.

Options, Futures and Other Derivatives Strategies

General. The Fund may use a range of derivative investment techniques, including futures, options, forward contracts, and swaps (collectively, Financial Instruments), in an effort to produce incremental earnings, hedge existing positions, increase or reduce market exposure, manage its exposure (increase or decrease) to various foreign currencies, or to otherwise manage the risks of a Fund’s investments.

Generally, each Fund may purchase and sell any type of Financial Instrument. However, as an operating policy, a Fund will only purchase or sell a particular Financial Instrument if the Fund is authorized to invest in the type of asset by which the return on, or value of, the Financial Instrument is primarily measured. Since each Fund is authorized to invest in foreign securities denominated in other currencies, each such Fund may purchase and sell foreign currency derivatives.

Hedging strategies can be broadly categorized as short hedges and long hedges. A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a Fund’s portfolio. Thus, in a short hedge, the Fund takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

Conversely, a long hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Fund intends to acquire. Thus, in a long hedge, the Fund takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, a Fund does not own a corresponding security. Therefore, the transaction relates to a security that the Fund intends to acquire. If the Fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the Fund’s holdings is the same as if the underlying security had been purchased and later sold, and the transaction could be viewed as speculative.

Financial Instruments on securities or on indexes of securities may be used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire or against price movements in market sectors in which a Fund has invested or expects to invest, respectively. Financial Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

In addition, Financial Instruments may also be used to gain exposure to securities, sectors, markets or geographical areas. Financial Instruments can be used individually, as in the purchase of a call option, or in combination, as in the purchase of a call option and a concurrent sale of a put option, as an alternative to purchasing securities. Financial Instruments may be used in this manner to gain exposure more efficiently than through a direct purchase of the underlying security or to more specifically express the outlook of LaSalle Securities.

The enactment of the Dodd-Frank Act resulted in historic and comprehensive statutory reform of OTC derivatives, including the manner in which they are designed, negotiated, reported, executed, settled (or “cleared”) and regulated.

The Dodd-Frank Act requires the SEC and the Commodity Futures Trading Commission (CFTC) to establish new regulation with respect to derivatives defined as security-based swaps (e.g., derivatives based on a single security or loan) and swaps (e.g., derivatives based on a broad-based index or commodity), respectively, and the markets in which these instruments trade. All swaps and security-based swaps are subject to CFTC and SEC jurisdiction, respectively. Specifically, the CFTC and SEC are required to mandate by regulation that, under certain circumstances, certain derivatives, previously traded OTC, be executed in a regulated, transparent market and settled by means of a central clearing house. The Dodd-Frank Act also requires the CFTC or the SEC, in consultation with banking regulators, to establish capital requirements, as well as requirements for margin on uncleared derivatives in certain circumstances. All derivatives transactions are to be reported to a swap data repository. In addition, the CFTC and the SEC are reviewing the current regulatory requirements applicable to OTC derivatives, and it is not certain at this time how the regulators may change those requirements.

Each Fund expects to claim an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (CEA) and the regulations thereunder. To the extent CFTC regulated products are held by the Fund, IICO and/or LaSalle Securities may be subject to registration or regulation as a commodity pool operator or commodity trading advisor under the CEA unless an exemption applies.

In 2012, the CFTC made substantial amendments to the permissible exemptions, and to the conditions for reliance on the permissible exemptions, from registration as a commodity pool operator. Under these amendments, if a Fund uses commodity interests (such as futures contracts, options on futures contracts and swaps) other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money” at the time of purchase) may not exceed 5% of the Fund’s NAV, or alternatively, the aggregate net notional value of those positions, determined at the time the most recent position was established, may not exceed 100% of the Fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions). LaSalle Securities in its management of each Fund intends to comply with one of the two alternative limitations described above. In addition, a Fund’s ability to use Financial Instruments may be limited by tax considerations. See Taxation of the Funds.

In addition to the instruments, strategies and risks described below, LaSalle Securities may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as new techniques are developed, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. LaSalle Securities may utilize these opportunities to the extent that they are consistent with the Fund’s objective(s) and permitted by a Fund’s investment policies and restrictions and applicable regulatory authorities. A Fund might not use any of these strategies, and there can be no assurance that any strategy used will succeed. The Funds’ Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Some of these techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Risks pertaining to particular Financial Instruments are described in the sections that follow:

(1) Successful use of certain Financial Instruments may depend upon the ability of LaSalle Securities to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

(2) There might be imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculation or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

Because there are a limited number of types of exchange-traded options and futures contracts, the standardized contracts available may not match a Fund’s current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities, indexes or other instruments with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund’s other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Fund’s investments well. Options and futures prices are affected by such factors as changes in volatility of the underlying instrument, the time remaining until expiration of the contract, and current and anticipated short-term interest rates, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and/or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund’s options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

(3) If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because LaSalle Securities projected a decline in the price of a security in the Fund’s portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not attempted to hedge at all.

(4) As described below, a Fund might be required to maintain assets as cover, maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (that is, Financial Instruments other than purchased options) unless regulatory relief from restrictions applies. If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

(5) A Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (counterparty) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

(6) Certain Financial Instruments, including options, futures, combined positions and swaps, can create leverage, which may amplify or otherwise increase a Fund’s investment loss, possibly in an amount that could exceed the cost of that Financial Instrument or, under certain circumstances, that could be unlimited. Certain Financial Instruments also may require cash outlays that are only a small portion of the amount of exposure obtained through the Financial Instruments, which results in a form of leverage. Although leverage creates the opportunity for increased total return, it also can create investment exposure for the Fund that, in certain circumstances, could exceed the Fund’s net assets and could alter the risk profile of the Fund in unanticipated ways.

(7) When traded on foreign exchanges, Financial Instruments may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of positions taken as part of non-U.S. Financial Instruments also could be adversely affected by: (i) other complex foreign political, legal and economic factors; (ii) lesser availability of data on which to make trading decisions than in the United States; (iii) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lower trading volume and liquidity.

Cover. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily. A Fund will not enter into any such transactions unless it owns either (1) an offsetting (covered) position in securities, currencies or other options, futures contracts, forward contracts or swaps, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover or to segregated accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Options. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable a Fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the Fund would expect to suffer a loss.

Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value. Options are traded on an organized, liquid exchange or in the OTC market. If the call option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under Illiquid Investments.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value. If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under Illiquid Investments.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the anticipated future price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing the call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by selling the put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

A type of put that a Fund may purchase is an optional delivery standby commitment, which is entered into by parties selling debt securities to the Fund. An optional delivery standby commitment gives the Fund the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.

Risks of Options on Securities. Options can offer large amounts of leverage, which may result in a Fund’s NAV being more sensitive to changes in the value of the related instrument. Each Fund may purchase or write both options that are traded on domestic and foreign exchanges and OTC options. Exchange-traded options in the United States are issued by the Options Clearing Corporation that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so could result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction. A Fund seeks to mitigate this risk by entering into a bilateral credit support arrangement with the counterparty, which requires the posting of collateral to cover the market value of purchased options.

A Fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market, and there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by negotiating with a different counterparty willing to take the Fund’s place in the contract, called a novation. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund would be able to terminate the position with such counterparty but, due to insolvency proceedings, might incur a significant delay in recovering any amounts owed to the Fund.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction or an economically offsetting purchase transaction from another counterparty for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on an exchange) are typically established by a Fund prior to entering into the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options involve counterparty risk that is not applicable to exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable at its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

Futures Contracts. The purchase of futures contracts can serve as a long hedge, and the sale of futures contracts or the purchase of put options on a futures contract can serve as a short hedge. Futures contracts can also be purchased and sold to attempt to enhance income or yield.

In addition, futures contract strategies can be used to manage the average duration of the Fund’s fixed-income holdings. If LaSalle Securities wishes to shorten the average duration of the Fund’s fixed-income holdings, the Fund may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If LaSalle Securities wishes to lengthen the average duration of the Fund’s fixed-income holdings, the Fund may buy a debt futures contract or a call option thereon, or sell a put option thereon.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit initial margin in an amount generally equal to 10% or less of the contract value. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent variation margin payments are made to and from the futures broker daily as the value of the futures position varies, a process known as marking-to-market. Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund’s obligations to or from a futures broker. When a Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements.

If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures contracts can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing the instrument purchased or sold.

Positions in futures contracts may be closed only on an exchange or board of trade that provides a market for such contracts. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position.

Risks of Futures Contracts. The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, in the case of a physically settled futures contract, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by LaSalle Securities may still not result in a successful transaction. LaSalle Securities may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

Foreign Currency Hedging Strategies - Special Considerations. Subject to its respective restrictions, each Fund may use options and futures contracts on foreign currencies (including the euro), as described above, and forward foreign currency contracts (forward currency contracts), as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund’s securities are denominated or to attempt to enhance income or yield. Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the values of which LaSalle Securities believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots. There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market.

To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

Forward Currency Contracts.

Subject to its respective restrictions, each Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the entry into the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long hedges; for example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contract transactions may also serve as short hedges; for example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

A Fund may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the Fund owned securities denominated in euros, it could enter into a forward currency contract to sell euros in return for U.S. dollars to hedge against possible declines in the euro’s value. Such a hedge, sometimes referred to as a position hedge, would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the euro. This type of hedge, sometimes referred to as a proxy hedge, could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A Fund also may use forward currency contracts to attempt to enhance income or yield. The Fund could use forward currency contracts to increase its exposure to foreign currencies that LaSalle Securities believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if the Fund owned securities denominated in a foreign currency and LaSalle Securities believed that currency would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Forward currency contracts are individually negotiated and privately traded by currency traders and their customers. These forward currency contracts may involve the sale of U.S. dollars and the purchase of a foreign currency, or may be foreign cross-currency contracts involving the sale of one foreign currency and the purchase of another foreign currency; such foreign cross-currency contracts may be considered a hedging rather than a speculative strategy if the Fund’s commitment to purchase the new (more favorable) currency is limited to the market value of the Fund’s securities denominated in the old (less favorable) currency. Because these transactions are not entered into for hedging purposes, the Fund’s custodian bank maintains, in a separate account of the Fund, liquid assets, such as cash, short-term securities and other liquid securities (marked to the market daily), having a value equal to, or greater than, any commitments to purchase currency on a forward basis. The prediction of currency movements is extremely difficult and the successful execution of a speculative strategy is highly uncertain.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Currently, secondary markets generally do not exist for forward currency contracts. Closing transactions generally can be made for forward currency contracts by negotiating directly with the counterparty or by entering an offsetting transaction with a second counterparty. There can be no assurance that a Fund will be able to close out a forward currency contract at a favorable price prior to maturity and, in such cases, the Fund would continue to be subject to market currency risk with respect to the position, and may continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in an account. In addition, in the event of insolvency of the counterparty, the Fund would be able to terminate the position held with such counterparty but, due to insolvency proceedings, might incur a significant delay in recovering any amounts owed to the Fund. Even if the Fund entered an offsetting transaction with a second counterparty, the Fund would continue to be subject to settlement risk relating to the transaction with the insolvent counterparty.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Normally, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, LaSalle Securities believes that it is important to have the flexibility to enter into such forward currency contracts.

Successful use of forward currency contracts depends on LaSalle Securities’ skill in analyzing and predicting currency values. Forward currency contracts may substantially change a Fund’s exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as LaSalle Securities anticipates. There is no assurance that LaSalle Securities’ use of forward currency contracts will be advantageous to a Fund or that LaSalle Securities will hedge at an appropriate time and further there is no requirement or guarantee that LaSalle Securities will use forward currency contracts as part of its strategy.

Combined Positions. A Fund may purchase and write options in combination with each other, or in combination with futures contracts or forward contracts, to adjust the risk and return characteristics of its overall position. A combined position will usually contain elements of risk that are present in each of its component transactions. For example, the Fund may purchase a put option and write a call option on the same underlying instrument in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. The Fund also may write a put option and purchase a call option on the same underlying instrument in order to construct a combined position whose risk and return characteristics are similar to holding the underlying instrument. Because combined options positions involve multiple trades, they may result in higher transaction costs, may be more difficult to open and close out and may perform in unanticipated ways. Because combined positions, like other Financial Instruments, may require cash outlays that are only a small portion of the amount of exposure obtained through the combined positions, a Fund’s investment exposure gained through these combined positions could exceed its net assets.

Turnover. A Fund’s options and futures contracts activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund may also cause the sale of related investments, also increasing turnover; although such exercise is within the Fund’s control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions could be higher than those that would apply to direct purchases or sales.

Swaps. Each Fund may enter into swaps, for any legal purpose consistent with its investment objective(s) and policies, including to attempt: to obtain or preserve a particular return or a spread on a particular investment or portion of its portfolio; to protect against an increase in the price of securities the Fund anticipates purchasing at a later date; to protect against currency fluctuations; as a duration management technique; to enhance income or capital gains; or to gain exposure to certain markets in an economical way.

A swap is an agreement involving the exchange by a Fund with another party of their respective commitments to pay or receive payments at specified dates based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) based on a specified amount (the “notional” amount). Some swaps currently are, and more in the future will be, centrally cleared. Examples of swap agreements include, but are not limited to, equity, commodity, index or other total return swaps, foreign currency swaps, and interest rate swaps.

Swaps that are centrally cleared are subject to the creditworthiness of both the swap dealers and the clearing organizations involved in the transaction. For example, an investor could lose margin payments it has deposited with the swap dealer in the event of a swap dealer’s insolvency, as well as the net amount of gains not yet paid by the clearing organization if it breaches its agreement with the investor or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the clearing organization’s other customers, potentially resulting in losses to the investor.

Swap agreements can be structured to provide exposure to a variety of different types of investments or market factors. For example, in an interest rate swap, fixed-rate payments may be exchanged for floating rate payments; in a commodity swap, U.S. dollar-denominated payments may be exchanged for payments denominated in a foreign currency; and in a total return swap, payments tied to the investment return on a particular asset, group of assets or index may be exchanged for payments that are effectively equivalent to interest payments or for payments tied to the return on another asset, group of assets, or index.

In a total return equity swap, a Fund will receive the price appreciation of an equity index, a custom basket of equity securities, or a single equity in exchange for payments equivalent to a floating rate of interest, or if the equity swap is for the equivalent of one interest rate period, a fixed fee that is established at the outset of the swap. Floating rate payments are pegged to a base rate, such as LIBOR, that is periodically adjusted. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher amount at each swap reset date.

Swap agreements may shift a Fund’s investment exposure from one type of investment to another. For example, if the Fund agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Most swap agreements provide that, when the periodic payment dates for both parties are the same, payments are netted, and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Each Fund typically treats the net unrealized gain on each such swap as illiquid. See Illiquid Investments.

Because swap agreements may have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in gains or losses that are substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the Fund’s custodian that satisfies the requirements of the 1940 Act. The Fund will also establish and maintain such account with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the Fund. Each Fund believes that such obligations do not constitute senior securities under the 1940 Act and, accordingly, do not treat them as being subject to the Fund’s borrowing restrictions.

The use of swap agreements entails certain risks that may be different from, or possibly greater than, the risks associated with investing directly in the referenced assets that underlie the swap agreement. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments.

The use of a swap requires an understanding not only of the referenced asset, referenced rate, or index but also of the swap itself. If LaSalle Securities attempts to use a swap as a hedge against, or as a substitute for, a Fund’s portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop an imperfect or no correlation with the portfolio investment. This could cause significant losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

As with other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. The Fund bears the risk that LaSalle Securities will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund.

To the extent a swap is not centrally cleared, the use of swaps also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. The creditworthiness of firms with which a Fund enters into swaps, caps, floors or collars will be monitored by LaSalle Securities. If a counterparty’s creditworthiness declines, the value of the swap might decline, potentially resulting in losses to a Fund. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of the counterparty. For example, the counterparty may have experienced losses as a result of its exposure to a sector of the market that adversely affect its creditworthiness. If a default occurs by the other party to such transaction, a Fund may have contractual remedies pursuant to the agreements related to the transaction.

Payment-In-Kind Securities

Subject to its investment policies and restrictions, a Fund may invest in payment-in-kind (PIK) securities. PIK securities are securities that contain provisions that allow an issuer, at its discretion, to make current interest payments either in cash or in the form of additional securities. These instruments may be valued at a deep discount from the face amount. Interest received in the form of additional securities is recorded as interest income. Federal tax law requires the holder of PIK securities to accrue that interest income with respect to these securities regardless of the receipt of cash payments. Accordingly, to avoid liability for Federal income and excise taxes, a Fund may be required to distribute cash attributable to income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

It is possible that by effectively increasing the principal balance payable to a Fund or deferring cash payment of such interest until maturity, the use of PIK features will increase the risk that such amounts will become uncollectible when due and payable. Prices of PIK securities may be more sensitive to changes in the issuer’s financial condition, fluctuations in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative than are securities that pay interest periodically in cash. Investments in PIK securities may be illiquid or restricted, which may make it difficult for a Fund to dispose of them or to determine their current value.

Real Estate Investment Trust Securities

Subject to its respective restrictions, each of the Funds may invest in securities issued by real estate investment trusts (REITs). A REIT is a domestic corporation (or a trust or association taxable as such for Federal tax purposes) that meets certain requirements of the Internal Revenue Code of 1986, as amended (Code). The Code permits a qualifying REIT to deduct dividends it pays, thereby effectively eliminating entity-level Federal income tax for a REIT that distributes all of its taxable income (including net capital gains) and making the REIT a pass-through vehicle for Federal income tax purposes. To qualify for treatment as a REIT, a company must, among other things, derive at least 75% of its gross income each taxable year from real estate sources (such as rents from real estate, interest from mortgages on real estate, and gains from sales of real estate assets), and must annually distribute to shareholders 90% or more of its taxable income. Moreover, at the end of each quarter of its taxable year, at least 75% of the value of its total assets must be represented by real estate assets, cash and cash items and U.S. government securities.

REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. A mortgage REIT invests primarily in mortgages on real estate, and derives its income primarily from interest payments received on credit it has granted. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs.

Repurchase Agreements

Each Fund may purchase securities subject to repurchase agreements, subject to its restriction on investment in illiquid investments. See Illiquid Investments. A repurchase agreement is an instrument under which the Fund purchases a security and the seller (normally a commercial bank or broker-dealer) agrees, at the time of purchase, that it will repurchase the security at a specified time and price. The amount by which the resale price is greater than the purchase price reflects an agreed-upon market interest rate effective for the period of the agreement. The return on the securities subject to the repurchase agreement may be more or less than the return on the repurchase agreement.

The majority of repurchase agreements in which a Fund will engage are overnight transactions, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The primary risk is that the Fund may suffer a loss if the seller fails to pay the agreed-upon amount on the delivery date and that amount is greater than the resale price of the underlying securities and other collateral held by the Fund. In the event of bankruptcy or other default by the seller, there may be possible delays and expenses in liquidating the underlying securities or other collateral, decline in their value or loss of interest. The return on such collateral may be more or less than that from the repurchase agreement. A Fund’s repurchase agreements will be structured so as to fully collateralize the loans. In other words, the value of the underlying securities, which will be held by the Fund’s custodian bank or by a third party that qualifies as a custodian under Section 17(f) of the 1940 Act, is and, during the entire term of the agreement, will remain at least equal to the value of the loan, including the accrued interest earned thereon. Repurchase agreements are entered into only with those entities approved by IICO and/or LaSalle Securities.

Restricted Securities

Subject to its investment policies and restrictions, each Fund may invest in restricted securities. Restricted securities are securities that are subject to legal or contractual restrictions on resale. However, restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (1933 Act), or in a registered public offering. For example, a Fund may purchase commercial paper that is issued in reliance on the so-called private placement exemption from registration that is afforded by Section 4(2) of the 1933 Act (Section 4(2) paper). Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

There are risks associated with investments in restricted securities in that there can be no assurance of a ready market for resale. Also, the contractual restrictions on resale might prevent the Fund from reselling the securities at a time when such sale would be desirable. Restricted securities that are traded in foreign markets are often subject to restrictions that prohibit resale to U.S. persons or entities or permit sales only to foreign broker-dealers who agree to limit their resale to such persons or entities. The buyer of such securities must enter into an agreement that, usually for a limited period of time, it will resell such securities subject to such restrictions. Restricted securities in which the Fund seeks to invest need not be listed or admitted to trading on a foreign or U.S. exchange and may be less liquid than listed securities. Certain restricted securities, including Rule 144A securities, may be determined to be liquid in accordance with guidelines adopted by the Board. See Illiquid Investments.

Restricted securities that have not been registered generally are referred to as private placements and are purchased directly from the issuer or in the secondary market and usually are not listed on an exchange nor traded in other established markets. Such securities are restricted as to disposition and generally are sold to institutional investors. Certain of the Fund’s investments in private placements may consist of direct investments and may include investments in smaller, less-seasoned issuers, which may involve greater risks than investments in the securities of more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.

As a result of the absence of a public trading market, privately placed securities and other restricted securities may be less liquid and more difficult to value than publicly-traded securities. As relatively few purchasers of these securities may exist, especially in the event of adverse market or economic conditions or adverse changes in the issuer’s financial condition, a Fund could have difficulty selling them when LaSalle Securities believes it is advisable to do so. To the extent that restricted securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by a Fund or less than the fair market value.

In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if the securities were publicly traded. As a result, a Fund may be less able to predict a loss. In making investments in such securities, a Fund may obtain access to material non-public information, which may restrict the Fund’s ability to conduct portfolio transactions in such securities. A Fund may also take a minority interest in a privately offered security, which may limit the Fund’s ability to protect shareholders’ interests in connection with corporate actions by the privately held company.

U.S. Government Securities

U.S. government securities are high-quality debt instruments issued or guaranteed as to principal or interest by the Treasury, an agency or instrumentality of the U.S. government or obligations of issuers that are supported by the ability of the issuer to borrow from the Treasury. These securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than ten years). All such Treasury securities are backed by the full faith and credit of the United States.

Certain securities issued or guaranteed by U.S. government agencies or instrumentalities are backed by the full faith and credit of the U.S. government, such as securities issued by the Export-Import Bank of the United States, Farm Credit System Financial Assistance Corporation, Farmers Home Administration, Federal Housing Administration, General Services Administration, Ginnie Mae, Maritime Administration or Small Business Administration.

Other securities issued or guaranteed by U.S. government agencies or instrumentalities are not backed by the full faith and credit of the U.S. government. For example, some securities are supported by the right of the agency or instrumentality to borrow from the Treasury, such as securities issued by the Federal Home Loan Banks, Freddie Mac, or Fannie Mae, and other securities are supported only by the credit of the agency or instrumentality, such as securities issued by the Federal Farm Credit Banks Funding Corporation or Tennessee Valley Authority.

If the securities issued or guaranteed by a U.S. government agency or instrumentality are not backed by the full faith and credit of the U.S. government, there can be no assurance that the U.S. government would provide financial support to the agency or instrumentality. A Fund will invest in securities of agencies and instrumentalities only if LaSalle Securities is satisfied that the credit risk involved is acceptable.

U.S. government securities may include mortgage-backed securities issued or guaranteed as to the payment of principal and interest by U.S. government agencies or instrumentalities including, but not limited to, Ginnie Mae, Freddie Mac and Fannie Mae. These mortgage-backed securities include pass-through securities, participation certificates and collateralized mortgage obligations. See Mortgage-Backed and Asset-Backed Securities. Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States. Freddie Mac and Fannie Mae are both instrumentalities of the U.S. government, but their obligations are not backed by the full faith and credit of the United States. It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. government to tighten the availability of its credit.

Variable or Floating Rate Instruments

Variable or floating rate instruments (including notes purchased directly from issuers) bear variable or floating interest rates and may carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries on dates prior to their stated maturities. Floating rate securities have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value.

Warrants and Rights

Subject to its investment policies and restrictions, each Fund may invest in warrants and rights. Warrants are options to purchase equity securities at specified prices for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer. Warrants and rights are highly volatile and, therefore, more susceptible to sharp declines in value than the underlying security might be. They are also generally less liquid than an investment in the underlying securities.

When-Issued and Delayed-Delivery Transactions

Subject to its investment policies and restrictions, a Fund may purchase securities in which it may invest on a when-issued or delayed-delivery basis or sell them on a delayed-delivery basis. In either case payment and delivery for the securities take place at a future date. The securities so purchased or sold are subject to market fluctuation; their value may be less or more when delivered than the purchase price paid or received. When purchasing securities on a when issued or delayed-delivery basis, a Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. No interest accrues to the Fund until delivery and payment is completed. When a Fund makes a commitment to purchase securities on a when-issued or delayed-delivery basis, it will record the transaction and thereafter reflect the value of the securities in determining its NAV per share. When a Fund sells securities on a delayed-delivery basis, the Fund does not participate in further gains or losses with respect to the securities. When a Fund makes a commitment to sell securities on a delayed-delivery basis, it will record the transaction and thereafter value the securities at the sale price in determining its NAV per share. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity, or could suffer a loss.

The use of when-issued transactions and forward commitments enables a Fund to seek to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, a Fund might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, a Fund might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis, thereby fixing the purchase price to be paid on the settlement date at an amount below that to which the Fund anticipates the market price of such security to rise and, in the meantime, obtaining the benefit of investing the proceeds of the sale of its portfolio security at currently higher cash yields. Of course, the success of this strategy depends upon the ability of LaSalle Securities to correctly anticipate increases and decreases in interest rates and prices of securities. If LaSalle Securities anticipates a rise in interest rates and a decline in prices and accordingly, a Fund sells securities on a forward commitment basis in order to hedge against falling prices, but in fact interest rates decline and prices rise, the Fund will have lost the opportunity to profit from the price increase. If LaSalle Securities anticipates a decline in interest rates and a rise in prices, and, accordingly, the Fund sells a security in its portfolio and purchases the same or a similar security on a when-issued or forward commitment basis in order to enjoy currently high cash yields, but in fact interest rates increase and prices fall, the Fund will have lost the opportunity to profit from investment of the proceeds of the sale of the security at the increased interest rates. The likely effect of this hedging strategy, whether LaSalle Securities is correct or incorrect in its prediction of interest rate and price movements, is to reduce the chances of large capital gains or losses and thereby reduce the likelihood of wide variations in a Fund’s NAV.

When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund enters into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. Each Fund may hold a when-issued security or forward commitment until the settlement date, even if the Fund will incur a loss upon settlement. In accordance with regulatory requirements, a Fund’s custodian bank maintains, in a separate account of the Fund, liquid assets, such as cash, short-term securities and other liquid securities (marked to the market daily), having a value equal to, or greater than, any commitments to purchase securities on a when-issued or forward commitment basis and, with respect to forward commitments to sell portfolio securities of the Fund, the portfolio securities themselves. If a Fund, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it can incur a gain or loss.

A Fund’s purchase of securities on a when-issued or forward commitment basis exposes the Fund to risk because the securities may decrease in value prior to their delivery. Purchasing securities on a when-issued or forward commitment basis involves the additional risk that the return available in the market when the delivery takes place will be higher than that obtained in the transaction itself. A Fund’s purchase of securities on a when-issued or forward commitment basis while remaining substantially fully invested could result in increased volatility of the price of the Fund’s shares.

Defensive Purposes

For temporary defensive purposes, each Fund may invest up to all of its assets in cash or cash equivalents. The “cash equivalents” in which each Fund may invest include: short-term obligations such as rated commercial paper and variable amount master demand notes; U.S. dollar-denominated time and savings deposits (including certificates of deposit); bankers’ acceptances; obligations of the U.S. government or its agencies or instrumentalities; repurchase agreements (which investments also are subject to their own fees and expenses); and other similar short-term U.S. dollar-denominated obligations which LaSalle Securities believes are of comparable high quality. Subject to each Fund’s investment policies and restrictions, a Fund may utilize derivative instruments, including futures contracts and options, for defensive purposes.

Investment Restrictions

Certain of the Funds’ investment restrictions are described in this SAI. Each of the Funds is “non-diversified” as defined in the 1940 Act. This means that each Fund may invest more than 5% of its total assets in any one issuer and may own more than 10% of the outstanding voting securities of an issuer.

Fundamental Investment Restrictions

The following, set forth in their entirety, are the Funds’ fundamental investment restrictions, which cannot be changed without shareholder approval for the affected Fund. For this purpose, shareholder approval for a Fund means the approval, at a meeting of Fund shareholders, by the lesser of (1) 67% or more of the Fund’s shares present at the meeting, if more than 50% of the Fund’s outstanding shares are present in person or by proxy or (2) more than 50% of the Fund’s outstanding shares. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in the percentage resulting from a change in value of portfolio securities or amount of total assets will not be considered a violation of the restriction. As to each Fund (unless otherwise specified):

1.	The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

2.	The Fund may not engage in the business of underwriting the securities of other issuers, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

3.	The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

4.	The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

5.	The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

6.	The Fund may not purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

7.	For each Fund: Under normal market conditions, each Fund will concentrate its investments in the real estate or real estate-related industry. Each Fund will not concentrate its investments in any other particular industry, except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Non-Fundamental Investment Restrictions

The following investment restrictions are non-fundamental, or are operating policies, and may be changed by the Board without shareholder approval:

1.	“Name Rule” investments:

Under normal circumstances, at least 80% of each Fund’s net assets will be invested in the real estate or real estate-related industry.

A Fund will notify Fund shareholders at least 60 days prior to a change in the 80% investment policy.

2.	Investment in other investment companies:

Each Fund may buy shares of other investment companies only to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. Any Fund whose shares are acquired by another Fund in accordance with Section 12(d)(1)(G) of the 1940 Act shall not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on either Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

3.	Investment in illiquid securities:

Each Fund may not purchase a security if, as a result, more than 15% of its net assets would consist of illiquid investments.

4.	Investment in debt securities:

Each Fund may invest up to 10% of its total assets in non-investment grade debt securities.

5.	Investment in foreign securities:

Each Fund may invest up to 100% of its total assets in foreign securities.

Under normal circumstances, the Fund will invest at least 40% (unless the portfolio managers deem market conditions unfavorable, in which case the Fund would invest at least 30%) of its total assets in securities of issuers located outside the United States. Under normal circumstances, the Fund will allocate its assets among at least three different countries (one of which may be the United States).

6.	Investment in Financial Instruments:

Each Fund may invest in Financial Instruments (as defined in the Fund’s Specific Securities and Investment Practices) if it is permitted to invest in the type of asset by which the return on, or value of, the Financial Instrument is measured.

7.	Restrictions on selling short:

Each Fund may engage in short sales to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

8.	Other Current Restrictions:

Each Fund may not invest more than 20% of its total assets in cash or cash equivalents. In addition, for temporary or defensive purposes, the Fund may invest in cash or cash equivalents without limitation.

Each Fund. An investment policy or restriction that states a maximum percentage of a Fund’s assets that may be so invested or prescribes quality standards is typically applied immediately after, and based on, a Fund’s acquisition of an asset. Accordingly, a subsequent change in the asset’s value, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund’s investment policies and restrictions.

Portfolio Turnover

A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities for a year and dividing it by the monthly average of the market value of such securities during the year, excluding certain short-term securities. A portfolio turnover rate of 100% would mean that a Fund had sold and purchased securities valued at 100% of its net assets within a one-year period. A Fund’s turnover rate may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for the redemption of its shares.

The Funds are new, and therefore, the Funds’ portfolio turnover rates for the most recent fiscal year end are not available.

In general, a high turnover rate will increase transaction costs (such as commissions and spreads between bid and asked prices) that will be borne by a Fund and could increase taxable gain (which would have to be distributed to its shareholders) or loss.

Policy on Disclosure of Portfolio Holdings (Policy)

The Policy is intended to prevent unauthorized disclosure of portfolio holdings information. Divulging non-public portfolio holdings to selected third parties is permissible only when the Fund has legitimate business purposes for doing so and the recipients are subject to a duty of confidentiality, including a duty not to trade on the non-public information. The Policy applies when disclosing portfolio holdings to any party, other than to service providers or other third parties that perform account maintenance and record keeping services, where such disclosure of portfolio holdings would provide information more current than the most recently available quarterly public disclosure.

Publicly Available Information

A Fund’s portfolio holdings are publicly available: (1) at the time such information is filed with the SEC in a publicly available filing; or (2) the next day following the day such information is posted on the internet at www.ivyfunds.com. This information may be a Fund’s complete portfolio holdings disclosed in the Fund’s semi-annual or annual reports and filed with the SEC on Form N-CSR or in the Fund’s first and third quarter reports and filed with the SEC on Form N-Q. This information also may be a partial listing, such as a Fund’s top ten portfolio holdings posted on the internet at www.ivyfunds.com.

Exceptions

Attribution reports containing only sector and/or industry breakdown for a Fund can be released without a confidentiality agreement and without regard to any time constraints.

Holdings may be discussed generally by the Fund’s portfolio manager(s) with third-party broker-dealers that offer and sell shares of the Fund during monthly calls and other presentations as necessary to educate such third-party broker-dealers about the general management of the portfolio and to illustrate an investment strategy.

Existing Clients/Shareholders/Requests for Proposal (RFP) and Brokers (each, a Third-Party Recipient)

A Fund’s portfolio holdings (either month-end or quarter-end) may be released upon the specific request of Third-Party Recipient, on the 15th day after month-end or quarter-end, provided that:

1.	The individual receiving the request, in conjunction with IICO’s legal department or the Fund’s Chief Compliance Officer (CCO), determines that the Fund has a legitimate business purpose for disclosing non-public portfolio holdings information to the Third-Party Recipient;

2.	The Third-Party Recipient signs a confidentiality agreement or is given appropriate notice that the non-public portfolio holdings: (a) will be kept confidential, (b) may not be used to trade in any such portfolio holdings nor to purchase or redeem shares of the Fund, and (c) may not be disseminated or used for any purpose other than as referenced in the confidentiality agreement; and

3.	No compensation is received by the Funds, IICO or any other party in connection with the disclosure of information about the portfolio holdings.

A Fund may release its portfolio holdings to the sponsor of a model portfolio product on a more frequent basis than described above only when the Fund has first entered into an agreement with the recipient that requires the recipient to agree in substance to the terms and conditions set forth below:

The recipient shall:

•

agree to use portfolio information only for its own internal analytical purposes in connection with the compilation of Fund data, the development of investment models or risk analysis, and the determination of the eligibility of the Fund for the recipient’s “model portfolios;”

•	agree that it will not disclose, distribute or publish the portfolio information that it receives from the Fund, including to any of its clients;

•

represent that it will not disclose the portfolio information to any person or entity within its organization other than personnel who are authorized to receive such information in connection with the compilation of Fund data and the development of “model portfolios;”

•	agree that it, its officers, employees, agents and representatives have a duty to treat the portfolio information as confidential and not to trade securities based on such information;

•	agree that it may not, and must take steps to ensure that all of its employees with access to such information do not, invest directly in the Fund for which such confidential information is supplied;

•

agree that it may not distribute portfolio information to any agent or subcontractor unless such agent or subcontractor has entered into a substantially similar agreement of confidentiality and has adopted and agrees to maintain policies and procedures designed to ensure that the information is kept confidential; and

•

agree to maintain policies and procedures designed to ensure that the portfolio information provided by the Fund is kept confidential and that its officers, agents and representatives do not trade securities based on such information.

Lipper & Morningstar (Rating and Other Service Organizations)

Each Fund may provide its holdings to Lipper, Morningstar and similar service-related firms without limitation, on the condition that appropriate notice is provided that such non-public information: (1) may not be disclosed to, or discussed with any other clients of the rating organization absent a valid exception; (2) will not be used as the basis to trade in any such portfolio holdings of the Fund; and (3) will not be used as the basis to engage in market timing activity in any of the Funds.

In determining whether there is a legitimate business purpose for making disclosure of a Fund’s non-public portfolio holdings information, IICO’s legal department or the Funds’ CCO will typically consider whether the disclosure is in the best interests of Fund shareholders and whether any conflict of interest exists between the shareholders and the Fund or IFDI or its affiliates.

As part of the annual review of the Trust’s compliance policies and procedures, the Funds’ CCO will report to the Board regarding the operation and effectiveness of the Disclosure Policy, including on any changes to the Disclosure Policy that have been made or recommendations for future changes to the Disclosure Policy.

The following is a list of those entities with which there is currently an ongoing arrangement to make available non-public information about the Funds’ portfolio securities holdings.

Custodian, Auditors, Legal Counsel and Other Service Providers

The Bank of New York Mellon

K&L Gates LLP

Deloitte & Touche LLP

Ivy Investment Management Company

WI Services Company

Ivy Funds Distributor, Inc.

Interactive Data Corporation

FactSet Research Systems, Inc.

Investment Technology Group, Inc. (“ITG”)

Investortools, Inc. (“Perform”)

BarraOne

Sylvan

Wolters Kluwer

Pursuant to a custodian contract, the Trust has selected The Bank of New York Mellon as custodian for each Fund’s securities and cash. As custodian, The Bank of New York Mellon maintains all records relating to each Fund’s activities and supplies each Fund with a daily tabulation of the securities it owns and that are held by the custodian and serves a similar function for foreign securities.

Rating, Ranking and Research entities

Bloomberg

Ibbotson

Informa Investment Solutions

Risk Metrics Group

Lipper

Moody’s

Morningstar

Standard & Poor’s

Thompson Financial

Vestek

Each Fund may send its complete portfolio holdings information to one or more of the rating, ranking and /or research entities listed above for the purpose of having such entity develop a rating, ranking or specific research product for the Fund.

Brokerage and Brokerage-related information entities

Advest, Inc.

American Technology Research

Bank of America Securities, LLC

Barclays Capital

BB & T Capital Markets

Belle Haven Investments, L.P.

BMO Capital Markets

BOSC, Inc.

Broadpoint Securities

Buckingham Research Group

Canaccord Genuity

Caris and Company

Citigroup Global Markets

Commerce Bank

Cowen & Company

Crews & Associates, Inc.

CRT Capital Group, LLC

Credit Suisse Securities, LLC

D.A. Davidson & Co.

Deutsche Bank Securities, Inc.

Duncan Williams, Inc.

Empirical Research Partners, LLC

Fidelity Capital Markets

Fifth Third Securities, Inc.

First Albany Capital, Inc.

First Analysis Securities Corp.

First Empire Securities, Inc.

Friedman, Billings, Ramsey & Co.

FTN Financial Capital Markets

George K. Baum & Company

Grigsby & Associates

GMS Group, LLC

Goldman Sachs & Co.

Hanifen, Imhoff, Inc.

Herbert J. Sims & Co.

Hibernia Southcoast Capital, Inc.

HSBC Securities USA

ING Life Insurance and Annuity Company

Jefferies & Company

JMP Securities

JNK Securities

JP Morgan Securities, Inc.

Key Banc Capital Markets

LaSalle Financial Services

Lazard Capital Markets

Loop Capital Markets

Macquarie Group

Mesirow Financial, Inc.

Morgan Keegan & Co., Inc.

Morgan Stanley & Co., Inc.

M.R. Beal and Co.

North South Capital, LLC

Northland Securities

Off The Record Research

Olympia Asset Management Group

Oppenheimer

Pacific Crest Securities, Inc.

Piper Jaffray & Co.

Raymond James & Associates, Inc.

RBC Capital Markets

Robert W. Baird & Co., Inc.

Roth Capital Partners

Sanford C. Bernstein

Seattle Northwest Securities

Selector Management

Shepherd Kaplan, LLC

Sidoti & Company, LLC

SMA Capital

Soliel Securities

Southwest Securities, Inc.

Spartan Securities

Sterne Agee and Leach

Stifel, Nicolaus & Co.

SunTrust Robinson Humphrey

Think Equity Partners

Thomas Weisel Partners

UBS Investment Bank

W.H. Mell Associates, Inc.

Wachovia Securities, LLC

Wedbush Morgan Securities

Wells Fargo

William Blair & Co.

Wunderlich Securities

(B.C.) Ziegler & Company

Consultants

Barra Rogers Casey

Bidart & Ross

Hammond Associates

Lowery Asset Consulting

Marco Consulting

PFM Advisors

Rust Consulting

Watson Wyatt Consulting

Each Fund may send its complete portfolio holdings information to one or more of the brokerage and/or research firms listed above for the purpose of having such entity provide specific research and security-related information to the Fund and/or, to one or more of the consultants listed above for the purpose of reviewing and recommending the Fund as possible investments for their clientele. No compensation is received from these entities by the Fund, IICO or its affiliates and portfolio holdings information will only be provided for legitimate business purposes.

Each Fund may, in the future, modify or terminate any or all of these arrangements and/or enter into additional arrangements of this nature.

MANAGEMENT OF THE TRUST

Trustees and Officers

The Trust is governed by its Board, which currently is comprised of eight individuals. The Board is responsible for the overall management of the Trust and the Funds, which includes general oversight and review of the Funds’ investment activities, in accordance with federal law and the law of the State of Delaware, as well as the stated policies of the Funds. The Board has appointed officers of the Trust and delegates to them the management of the day-to-day operations of the Funds, based on policies reviewed and approved by the Board, with general oversight by the Board.

Board Structure and Related Matters

Seven members of the Board are not “interested persons” of the Funds as defined in Section 2(a)(19) of the 1940 Act (each referred to as an “Independent Trustee”). Mr. Henry J. Herrmann is the sole interested board member of the Trust. An interested person of the Trust includes any person who is otherwise affiliated with the Trust or a service provider to the Trust, such as Ivy Investment Management Company, the Funds’ investment adviser (“IICO”), the Funds’ investment subadviser, LaSalle Securities, or Ivy Funds Distributor, Inc. (“IFDI”), the Funds’ underwriter. The Board believes that having a majority of Independent Trustees is appropriate and in the best interests of the Funds’ shareholders. However, the Board also believes that having Mr. Herrmann serve on the Board to bring management’s corporate and financial viewpoint is an important element in the Board’s decision-making process.

Under the Trust’s Declaration of Trust and its Bylaws, a Trustee may serve as a Trustee until he or she dies, resigns or is removed from office. The Trust is not required to hold annual meetings of shareowners for the election or re-election of Trustees or for any other purpose, and does not intend to do so. Delaware law permits shareowners to remove Trustees under certain circumstances and requires the Trust to assist in shareowner communications.

The Board has elected Joseph Harroz, Jr., an independent board member, to serve as Independent Chair of the Board. In that regard, Mr. Harroz’s responsibilities include setting an agenda for each meeting of the Board; presiding at all meetings of the Board and the Independent Trustees; and serving as a liaison with other Trustees, the Trust’s officers and other management personnel, and counsel to the Funds. The Independent Chair also performs such other duties as the Board may from time to time determine.

The Board holds four regularly scheduled in-person meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. The Independent Trustees also hold four regularly scheduled in-person meetings each year, during a portion of which management is not present, as well as a special telephonic meeting in connection with the Board’s annual consideration of the Trust’s management agreements, and may hold special meetings, as needed, either in person or by telephone.

The Board has established a committee structure that includes three committees: the Audit Committee, Governance Committee and Executive Committee, the first two of which are comprised solely of Independent Trustees. The Board annually evaluates its structure and composition, as well as the structure and composition of those committees. The Board believes that its leadership structure, including its Independent Chair position and its committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of the Funds, the number of Funds overseen by the Board, the arrangements for the conduct of the Funds’ operations, the number of Trustees, and the Board’s responsibilities.

The Trust is comprised of the 34 portfolios within the Trust. The Waddell & Reed Fund Complex (the “Fund Complex”) is comprised of the Ivy Funds and the Advisors Fund Complex (Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios and InvestEd Portfolios). Jarold W. Boettcher, Joseph Harroz, Jr., Henry J. Herrmann and Eleanor B. Schwartz also serve as trustees of the Advisors Fund Complex.

The Trustees of the Trust are identified in the tables below, which provide information as to their principal business occupations held during the last five years and certain other information.

Independent Trustees

The following table provides information regarding each Independent Trustee.

NAME, ADDRESS AND YEAR OF BIRTH	POSITION HELD WITH THE TRUST	TRUSTEE SINCE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD DURING PAST 5 YEARS
Jarold W. Boettcher, CFA 6300 Lamar Avenue Overland Park, KS 66202 1940	Trustee	Trust: 2008	President of Boettcher Enterprises, Inc. (agriculture products and services) (1979 to present), Boettcher Supply, Inc. (electrical and plumbing supplies distributor) (1979 to present), Boettcher Aerial, Inc. (Aerial Ag Applicator) (1979 to present)	83	Director of Guaranty State Bank & Trust Co. (financial services) (1981 to present); Director of Guaranty, Inc. (financial services); Member of Kansas Board of Regents (2007 to 2011); Governance Committee Member of Kansas State University Foundation; Director, Kansas Bioscience Authority (2009 to present); Investment Committee Member of Kansas Foundation for Medical Care (2001 to 2011); Chairperson, Audit Committee of Kansas Bioscience Authority; Trustee of Advisors Fund Complex (49 portfolios overseen)
James D. Gressett 6300 Lamar Avenue Overland Park, KS 66202 1950	Trustee	Trust: 2008	Chief Executive Officer (CEO) of CalPac Pizza LLC (2011 to present); CEO of CalPac Pizza II LLC (2012); CEO of PacPizza LLC (Pizza Hut franchise) (2000 to present); Partner, Century Bridge Partners (real estate investments) (2007 to present); Manager, Premium Gold Foods (2006 to present)	34	None

NAME, ADDRESS AND YEAR OF BIRTH	POSITION HELD WITH THE TRUST	TRUSTEE SINCE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD DURING PAST 5 YEARS
Joseph Harroz, Jr. 6300 Lamar Avenue Overland Park, KS 66202 1967	Trustee Independent Chairman	Trust: 2008 Trust: 2008	Dean of the College of Law, Vice President and Professor, University of Oklahoma (2010 to present); President of Graymark HealthCare (a NASDAQ listed company) (2008 to 2010); Vice President and General Counsel of the Board of Regents, University of Oklahoma (1996 to 2008); Adjunct Professor, University of Oklahoma Law School (1997 to 2010); Managing Member, Harroz Investments, LLC, (commercial enterprise investments) (1998 to present)	83	Director and Shareholder, Valliance Bank (2007 to present); Director, Graymark HealthCare (2008 to present); Trustee, the Mewbourne Family Support Organization (2006 to present) (non-profit); Trustee of Advisors Fund Complex (49 portfolios overseen)
Glendon E. Johnson, Jr. 6300 Lamar Avenue Overland Park, KS 66202 1951	Trustee	Trust: 2008	Formerly, Partner, Kelly, Drye & Warren LLP (law firm, emphasis on finance, securities, mergers and acquisitions law) (1989-1996); Partner, Lane & Edson PC (law firm) (1987-1989) including Executive Committee Member (1988-1989); Of Counsel, Lee & Smith, PC (law firm) (1996 to present); Owner and Sole Manager, Castle Valley Ranches, LLC (ranching) and Castle Valley Outdoors, LLC (hunting, fishing, outdoor recreation, lodging and corporate retreats) (1995 to present)	34	Director, Thomas Foundation for Cancer Research (2008 to present)
Eleanor B. Schwartz 6300 Lamar Avenue Overland Park, KS 66202 1937	Trustee	Trust: 2008	Professor Emeritus, University of Missouri at Kansas City (2003 to present); Chancellor Emeritus, University of Missouri at Kansas City (1999 to present)	83	Trustee of Advisors Fund Complex (49 portfolios overseen)

NAME, ADDRESS AND YEAR OF BIRTH	POSITION HELD WITH THE TRUST	TRUSTEE SINCE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD DURING PAST 5 YEARS
Michael G. Smith 920 York Road Suite 350 Hinsdale, IL 60521 1944	Trustee	Trust: 2008	Retired; formerly, with Merrill Lynch as Managing Director of Global Investor Client Strategy (1996-1998), Head of Regional Institutional Sales (1995-1996) and of U.S. Central Region (1986-1995, 1999).	34	Director of Executive Board, Cox Business School, Southern Methodist University (1998 to present); Lead Director of Northwestern Mutual Funds (29 portfolios overseen) (2003 to present); Director, d-bx Target Date Funds (2007 to present); Chairman, CTMG, Inc. (clinical testing) (2008 to present)
Edward M. Tighe 6300 Lamar Avenue Overland Park, KS 66202 1942	Trustee	Trust: 2008	Retired; formerly, CEO and Director of Asgard Holding, LLC (computer network and security services) (2002 to 2004); President, Citco Technology Management (1995-2000); CEO, Global Mutual Fund Services (1993-2000); Sr. Vice President, Templeton Global Investors (1988-1992)	34	Trustee of Hansberger Institutional Funds (2000-2007); Director, The Research Coast Principium Foundation, Inc. (non-profit) (2012 to present)

Interested Trustees

Mr. Herrmann is “interested” by virtue of his current or former engagement as an officer of Waddell & Reed Financial, Inc. (WDR) or its wholly owned subsidiaries, including each Fund’s investment manager, IICO, each Fund’s principal underwriter, IFDI, and each Fund’s shareholder servicing and accounting services agent, Waddell & Reed Services Company, doing business as WI Services Company (WISC), as well as by virtue of his personal ownership in shares of WDR.

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE TRUST	TRUSTEE/ OFFICER SINCE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD
Henry J. Herrmann 6300 Lamar Avenue Overland Park, KS 66202 1942	President Trustee	Trust: 2008 Trust: 2008	Chairman of WDR (January 2010 to present); CEO of WDR (2005 to present); President, CEO and Chairman of IICO (2002 to present); President, CEO and Chairman of Waddell & Reed Investment Management Company (WRIMCO) (1993 to present); President and Trustee of each of the funds in the Fund Complex	83	Director of WDR, IICO, WRIMCO, WISC and Waddell & Reed, Inc.; Trustee of each of the funds in the Advisors Fund Complex (49 portfolios overseen); Director, Blue Cross Blue Shield of Kansas City; Director, United Way of Greater Kansas City

In addition to the information set forth in the tables above and other relevant qualifications, experience, attributes or skills applicable to a particular Trustee, the following provides further information about the qualifications and experience of each Trustee.

Jarold W. Boettcher

Mr. Boettcher has more than 40 years of experience in the financial services industry. He has acted as a portfolio manager and director of a financial services firm. He has served as the Chair of a local community bank and the Chair of a state employees retirement system. Mr. Boettcher is a Chartered Financial Analyst and holds an M.S. degree from the Massachusetts Institute of Technology. Mr. Boettcher also serves as a board member to another mutual fund complex. The Board concluded that Mr. Boettcher is suitable to serve as Trustee because of his academic background, his work experience, his extensive investment management experience and the length of his service as a Trustee to the Trust.

James D. Gressett

Mr. Gressett has served as the CEO of a closely-held corporation. He also has served as an accountant and partner in a public accounting firm. Mr. Gressett has also been a member and chairman of the boards of several closely-held corporations and charitable organizations. Mr. Gressett holds a B.B.A. of Accountancy degree from the University of Texas at Austin. The Board concluded that Mr. Gressett is suitable to serve as Trustee because of his work experience, his academic background, his service on other corporate and charitable boards and the length of his service as a Trustee to the Trust.

Joseph Harroz, Jr.

Mr. Harroz serves as Dean of the College of Law and Vice President of a state university, and also serves as a director of a bank. He also has served as a president and director of a publicly traded company and as General Counsel to a state university system. Mr. Harroz holds a B.A. degree from the University of Oklahoma and a J.D. from Georgetown University Law Center. Mr. Harroz also serves as a board member to another mutual fund complex. The Board concluded that Mr. Harroz is suitable to serve as Trustee because of his educational background, his work experience and the length of his service as a Trustee to the Trust.

Henry J. Herrmann

Mr. Herrmann has extensive experience in the investment management business, both as a portfolio manager and as a member of senior management, and experience as a director of a publicly held company. He has multiple years of service as a Trustee and officer of the Trust and as an officer and member of the boards of other mutual funds. The Board concluded that Mr. Herrmann is suitable to serve as Trustee because of his academic background, his extensive work experience in the financial services and investment management industry and the length of his service as a Trustee to the Trust.

Glendon E. Johnson, Jr.

Mr. Johnson practiced law for over thirty years, specializing in corporate finance, securities and mergers and acquisitions, including representing and advising financial services companies and investment advisers and their boards. In addition, for over twelve years, he was involved in the acquisition, sale, financing, and daily business affairs of several financial service companies, including investment managers. He serves as a Director of the Thomas Foundation for Cancer Research. Mr. Johnson holds an Honors B.A. of Economics and Business from the University of Utah, and a J.D. from the University of Texas Law School at Austin, where he was a member and note and comment editor of the Texas Law Review. The Board concluded that Mr. Johnson is suitable to serve as Trustee because of his extensive legal and business experience, academic background and the length of his service as a Trustee of the Trust.

Eleanor B. Schwartz

Ms. Schwartz has served on the board of directors of numerous charitable foundations and closely held corporations. She has been a professor of business administration for several universities. Ms. Schwartz also has written books and other publications on the subjects of management and business administration. Ms. Schwartz holds an M.B.A. degree and D.B.A. degree from Georgia State University. Ms. Schwartz also serves as a board member to another mutual fund complex. The Board concluded that Ms. Schwartz is suitable to act as Trustee because of her extensive academic background, her service on other corporate and charitable boards and the length of her service as a Trustee to the Trust.

Michael G. Smith

Mr. Smith has over 40 years of experience in the financial services and investment management industry. He has served as a member and chairman of the boards of several mutual funds and charitable and educational organizations. Mr. Smith is a Chartered Financial Analyst and holds a B.B.A. of Finance degree and an M.B.A. degree from Southern Methodist University. The Board concluded that Mr. Smith is suitable to act as Trustee because of his extensive work experience in the financial services and investment management industry, his educational and charitable organization experience, his educational background and the length of his service as a Trustee to the Trust.

Edward M. Tighe

Mr. Tighe has extensive experience in the mutual fund and information technology industries. He has held executive positions with U.S. mutual fund companies and served as a lead independent trustee on a different mutual fund board. Mr. Tighe holds a B.S. of Finance degree from Boston University. The Board concluded that Mr. Tighe is suitable to serve as Trustee because of his academic background, his extensive business experience and the length of his service as a Trustee to the Trust.

Officers

The Board has appointed officers who are responsible for the day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Herrmann, who is President, the Trust’s principal officers are:

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE TRUST AND FUND COMPLEX	OFFICER OF TRUST SINCE	OFFICER OF FUND COMPLEX SINCE*	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Mara D. Herrington 6300 Lamar Avenue Overland Park, KS 66202 1964	Vice President Secretary	2008 2008	2006 2006	Vice President and Secretary of each of the funds in the Fund Complex (2006 to present); Vice President of WRIMCO and IICO (2006 to present)
Joseph W. Kauten 6300 Lamar Avenue Overland Park, KS 66202 1969	Vice President Treasurer Principal Accounting Officer Principal Financial Officer	2008 2008 2008 2008	2006 2006 2006 2007	Principal Financial Officer of each of the funds in the Fund Complex (2007 to present); Vice President, Treasurer and Principal Accounting Officer of each of the funds in the Fund Complex (2006 to present); Assistant Treasurer of each of the funds in the Fund Complex (2003 to 2006)
Scott J. Schneider 6300 Lamar Avenue Overland Park, KS 66202 1968	Vice President Chief Compliance Officer	2008 2008	2006 2004	Chief Compliance Officer (2004 to present) and Vice President (2006 to present) of each of the funds in the Fund Complex
Daniel C. Schulte 6300 Lamar Avenue Overland Park, KS 66202 1965	Vice President General Counsel Assistant Secretary	2008 2008 2008	2000 2000 2000	Senior Vice President and General Counsel of WDR, Waddell & Reed, WRIMCO and WISC (2000 to present); Senior Vice President and General Counsel of WRIMCO and IICO (2002 to present); Vice President, General Counsel and Assistant Secretary for each of the funds in the Fund Complex (2000 to present)
Philip A. Shipp 6300 Lamar Avenue Overland Park, KS 66202 1969	Assistant Secretary	2012	2012	Assistant Secretary of each of the funds in the Fund Complex (2012 to present)

*	This is the date when the officer first became an officer of one or more of the funds that are the predecessors to current funds within Ivy Funds (each, a predecessor fund) (if applicable).

Committees of the Board of Trustees

The Board has established the following standing committees: Audit Committee, Executive Committee and Governance Committee. The respective duties and current memberships of the standing committees are:

Audit Committee. The Audit Committee serves as an independent and objective party to monitor the Trust’s accounting policies, financial reporting and internal control system, as well as the work of the Trust’s independent registered public accounting firm. The Committee also serves to provide an open avenue of communication among the Trust’s independent registered public accounting firm, the internal accounting staff of IICO and the Board. The Audit Committee consists of Edward M. Tighe (Chair), Jarold W. Boettcher and James D. Gressett. During the fiscal year ended March 31, 2013, the Audit Committee met four times.

Executive Committee. The Executive Committee acts as necessary on behalf of the full Board. When the Board is not in session, the Executive Committee has and may exercise any or all of the powers of the Board in the management of the business and affairs of the Funds except the power to increase or decrease the size of, or fill vacancies on, the Board, and except as otherwise provided by law. The Executive Committee consists of Henry J. Herrmann (Chair), Joseph Harroz, Jr. and Glendon E. Johnson, Jr. During the fiscal year ended March 31, 2013, the Executive Committee did not meet.

Governance Committee. The Governance Committee evaluates, selects and recommends to the Board candidates to serve as Independent Trustees. The Committee will consider candidates for Trustee recommended by Shareholders. Written recommendations with any supporting information should be directed to the Secretary of the Trust. The Governance Committee also oversees the functioning of the Board and its committees. The Governance Committee consists of Glendon E. Johnson, Jr. (Chair), Eleanor B. Schwartz and Michael G. Smith. During the fiscal year ended March 31, 2013, the Governance Committee met two times.

The Board has authorized the creation of a Valuation Committee comprised of such persons as may be designated from time to time by WISC and includes Henry J. Herrmann. This committee is responsible in the first instance for fair valuation and reports all valuations to the Board on a quarterly (or as needed) basis for its review and approval.

Risk Oversight

Consistent with its responsibility for oversight of the Trust and its Funds, the Board oversees the management of risks relating to the administration and operation of the Trust and the Funds. The Board performs this risk management oversight directly and, as to certain matters, directly through its committees and through its Independent Trustees. The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Funds.

In general, a Fund’s risks include, among other things, investment risk, credit risk, liquidity risk, valuation risk, operational risk and regulatory compliance risk. The Board has adopted, and periodically reviews, policies and procedures designed to address these and other risks to the Trust and the Funds. In addition, under the general oversight of the Board, IICO, LaSalle Securities and other service providers to the Trust have adopted a variety of policies, procedures and controls designed to address particular risks of the Funds. Different processes, procedures and controls are employed with respect to different types of risks.

The Board also oversees risk management for the Trust and the Funds through review of regular reports, presentations and other information from officers of the Trust and other persons.

Senior officers of the Trust, senior officers of IICO, IFDI and WISC (collectively, “Waddell & Reed”), and the Funds’ CCO regularly report to the Board on a range of matters, including those relating to risk management. The Board also regularly receives reports from IICO with respect to the investments and securities trading of the Funds, reports from Fund management personnel regarding valuation procedures and reports from management’s Valuation Committee regarding the valuation of particular securities. In addition to regular reports from Waddell & Reed, the Board also receives reports regarding other service providers to the Trust, either directly or through Waddell & Reed or the Funds’ CCO, on a periodic or regular basis. At least annually, the Board receives a report from the Funds’ CCO regarding the effectiveness of the Funds’ compliance program. Also, on an annual basis, the Board receives reports, presentations and other information from Waddell & Reed in connection with the Board’s consideration of the renewal of each of the Trust’s agreements with Waddell & Reed and the Trust’s distribution plans under Rule 12b-1 under the 1940 Act.

Senior officers of the Trust and senior officers of Waddell & Reed also report regularly to the Audit Committee on Fund valuation matters and on the Trust’s internal controls and accounting and financial reporting policies and practices. Waddell & Reed compliance personnel also report regularly to the Audit Committee. In addition, the Audit Committee receives regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters. On at least a quarterly basis, the Independent Trustees meet separately with the Funds’ CCO to discuss matters relating to the Funds’ compliance program.

Ownership of Fund Shares

as of December 31, 2012

The following table provides information regarding the aggregate dollar range of shares beneficially owned by each Trustee of the Ivy Funds, as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (Exchange Act). A Trustee may elect to defer a portion of his or her annual compensation, which amount is deemed to be invested in shares of funds within the Ivy Funds. The amounts listed below as “owned” shares include any Fund shares deemed invested by a Trustee. Each of Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund were not in existence prior to the date of this SAI, and therefore Trustees do not own any shares of the Funds as of the date of this SAI and ownership is not reflected in the following table.

Independent Trustees

Dollar Range of Shares Owned:
Trustee	Aggregate Dollar Range of Fund Shares Owned in All Funds within Ivy Funds
Jarold W. Boettcher	over $100,000
James D. Gressett	over $100,000
Joseph Harroz, Jr.	over $100,000
Glendon E. Johnson, Jr.	over $100,000
Eleanor B. Schwartz	over $100,000
Michael G. Smith	over $100,000
Edward M. Tighe	over $100,000

Interested Trustee

As of December 31, 2012, the aggregate dollar range of fund shares owned by Mr. Herrmann, the only interested Trustee, in all funds within the Ivy Funds, was: $50,001 to $100,000.

Each of Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund were not in existence prior to the date of this SAI, and therefore Mr. Herrmann does not own any shares of the Funds as of the date of this SAI.

Compensation

The fees paid to the Trustees are allocated among the funds within Ivy Funds based on each fund’s relative asset size. For the fiscal year ended March 31, 2013, the Trustees (or trustee or director of a predecessor fund) received the following fees for service as a Trustee (or trustee or director of a predecessor fund):

Compensation Table

Independent Trustees	Aggregate Compensation from the Trust[1]
Jarold W. Boettcher	$163,000
James D. Gressett	163,000
Joseph Harroz, Jr.[2]	200,250
Glendon E. Johnson, Jr.	163,000
Eleanor B. Schwartz	163,000
Michael G. Smith	163,000
Edward M. Tighe	163,000

Interested Trustee	Aggregate Compensation from the Trust[1]
Henry J. Herrmann	$0

[1]	No pension or retirement benefits have been accrued as a part of Fund expenses.
[2]	Mr. Harroz receives an additional fee for his services as Independent Chair of the Board. For 2013, this fee is $37,250, assuming that the Board meets four times during the year.

Of the Total Compensation listed above, the following amounts have been deferred:

Jarold W. Boettcher	$50,000
James D. Gressett	42,500
Joseph Harroz, Jr.	50,062
Glendon E. Johnson, Jr.	0
Eleanor B. Schwartz	16,300
Michael G. Smith	81,500
Edward M. Tighe	0

The officers, as well as Mr. Herrmann, are paid by IICO or its affiliates.

The Board of Ivy Funds had created an honorary position of Director Emeritus, whereby a Director of the predecessor Board of Directors who attained the age of 75 was required to resign his or her position as Director and, unless he or she elected otherwise, serves as Director Emeritus provided the Director has served as a Director of the Trust for at least five years which need not have been consecutive. The Board of Ivy Funds has eliminated the plan for present and future Board members.

A Director Emeritus receives an annual fee in an amount equal to the annual retainer he or she was receiving at the time he or she resigned as a Director; however, a Director initially elected to a Board of Directors on or after May 31, 1993, receives such annual fee only for a period of three years commencing upon the date the Director began his or her service as Director Emeritus, or in an equivalent lump sum. A Director Emeritus receives fees in recognition of his or her past services whether or not services are rendered in his or her capacity as Director Emeritus, but he or she has no authority or responsibility with respect to the management of the Trust. Messrs. William T. Morgan and Paul S. Wise retired as Directors of the Trust, and each serves as Director Emeritus.

The following table shows the fees paid to each Director Emeritus for the fiscal year ended March 31, 2013. IICO has agreed to reimburse the Funds for these payments.1

Director Emeritus	Total Compensation paid to Director Emeritus[1]
William T. Morgan	$65,500
Paul S. Wise	48,000

[1]

The fees paid to each Trustee or Director Emeritus are allocated among the Funds that were in existence at the time the Trustee or Director elected Emeritus status, based on each Fund’s net assets at that time.

Class A shares of a Fund may be purchased at NAV by current or retired Trustees of the Trust (or retired directors of any entity to which the Trust or one of the Ivy Funds is the successor), directors of affiliated companies of the Trust, or of any affiliated entity of IFDI, current and certain retired employees of IFDI and its affiliates, current and certain retired financial advisors of IFDI and its affiliates and the spouse, children, parents, children’s spouses and spouse’s parents of each (including purchases into certain retirement plans and certain trusts for these individuals), and the employees of financial advisors of Waddell & Reed. For this purpose, child includes stepchild and parent includes stepparent. See Purchase, Redemption and Pricing of Shares—Net Asset Value Purchases of Class A Shares for more information.

Code of Ethics

The Trust, LaSalle Securities, IICO and IFDI have adopted a Code of Ethics under Rule 17j-1 under the 1940 Act that permits their respective trustees, directors, officers and employees to invest in securities, including securities that may be purchased or held by a Fund. The Code of Ethics subjects covered personnel to certain restrictions that include prohibited activities, pre-clearance requirements and reporting obligations.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of the date of this SAI, the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the then outstanding shares of each class of each Fund, as the Funds have not yet commenced operations; however, IICO owned 100% of the outstanding shares of each Fund for the purpose of providing seed capital to the Fund. Accordingly, as of such date, IICO owned a controlling interest in each Fund. Shareholders with a controlling interest could affect the outcome of a proxy vote or the direction of management of the Funds.

INVESTMENT ADVISORY AND OTHER SERVICES

The Management Agreement

The Trust, on behalf of each Fund, has entered into an Investment Management Agreement (Management Agreement) with Ivy Investment Management Company (IICO), a subsidiary of Waddell & Reed Financial, Inc. Under the Management Agreement, IICO is employed to supervise the investments of the Funds and provide investment advice to the Funds. The Management Agreement obligates IICO to make investments for the account of each Fund in accordance with its best judgment and within the investment objective(s) and restrictions set forth in the Prospectus, this SAI, the 1940 Act and the provisions of the Internal Revenue Code of 1986, as amended (the Code), relating to RICs, subject to policy decisions adopted by the Board. IICO also determines the securities to be purchased or sold by each Fund and places the orders.

The Management Agreement provides that it may be renewed year to year as to each Fund, provided that any such renewal has been specifically approved, at least annually, by (i) the Board, or by a vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, and (ii) the vote of a majority of the Independent Trustees. The Management Agreement also provides that either party has the right to terminate it as to a Fund, without penalty, upon 60 days’ written notice by the Trust to IICO and 120 days written notice by IICO to the Trust, and that the Management Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). A discussion regarding the basis of the approval of the Management Agreement will be available in the Funds’ Semiannual Report to Shareholders, dated September 30, 2013.

Investment Subadvisers

LaSalle Investment Management Securities, LLC (LaSalle US), a registered investment adviser located at 100 East Pratt Street, 20th Floor, Baltimore, Maryland 21202, serves as the investment subadviser to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund pursuant to an agreement with IICO. LaSalle US delegates to its affiliate, LaSalle Investment Management Securities, B.V., a registered investment adviser located at Herengracht 471, 1017 BS Amsterdam, The Netherlands, investment management responsibilities for the portion of the portfolio allocated by LaSalle US to companies listed for trading in Europe, as further described below. LaSalle US is responsible for the overall management of each Fund’s portfolio of investments, including the allocation of the Fund’s net assets among various regions and countries, and making purchases and sales consistent with each Fund’s investment objective and strategies. LaSalle US may invest in securities of issuers in any country. LaSalle US is also responsible for the supervision of LaSalle BV, a subadviser of the Fund that assists with portfolio management.

LaSalle BV makes investments consistent with each Fund’s investment objective and strategies with respect to securities of Global Real Estate Companies, focusing on those companies that maintain their principal place of business or conduct their principal business activities in, or that are organized under the laws of, the United Kingdom or countries in continental Europe, or companies whose securities are traded in those markets. LaSalle BV also assists LaSalle US on each Fund’s portfolio allocation among the various regions and countries, and provides other assistance as requested by LaSalle US. There is no pre-determined allocation to LaSalle BV. The amount is determined through LaSalle Securities’ investment process, as described in the Funds’ Prospectus, and on-going discussions between LaSalle US and LaSalle BV.

For its services, LaSalle US receives fees from IICO pursuant to the following schedule for the Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund:

Fee Payable to LaSalle US as a Percentage of the Fund’s Average Net Assets
Fund Assets	Fee
up to $1 billion	0.475%
over $1 billion to $2 billion	0.460%
over $2 billion to $3 billion	0.435%
over $3 billion	0.420%

LaSalle US is responsible for paying LaSalle BV for the performance of the delegated services.

The subadvisory fee is accrued daily and payable in arrears on the last day of each calendar month.

The Subadvisory Agreement between IICO and LaSalle US will terminate automatically in the event of its assignment or upon the termination of the Management Agreement. In addition, the Subadvisory Agreement is terminable at any time, without penalty, by the Board, by a vote of a majority of the outstanding voting securities of the class of capital stock of the Fund, or by IICO on 60 days’ written notice to LaSalle US, or by LaSalle US on 60 days’ written notice to IICO.

The Subadvisory Agreement provides that it may be renewed from year to year as to each affected Fund. A discussion regarding the basis of the approval of the Subadvisory Agreement will be available in the Fund’s Semiannual Report to Shareholders, dated September 30, 2013.

Payments for Management Services

Under the Management Agreement, for IICO’s management services, each Fund pays IICO a fee as described in the Prospectus.

Each of Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund was not in existence at March 31, 2013, the Trust’s most recent fiscal year end and therefore did not pay management fees during that period.

For purposes of calculating the daily fee, the Funds do not include money owed to them by IFDI for shares which it has sold but not yet paid to the Funds. The Funds accrue and pay this fee daily.

Shareholder Services

Under the Shareholder Servicing Agreement entered into between the Trust and Waddell & Reed Services Company, a subsidiary of Waddell & Reed, doing business as WI Services Company (WISC), WISC performs shareholder servicing functions, including the maintenance of shareholder accounts, the issuance, transfer and redemption of shares, distribution of dividends and payment of redemptions, the furnishing of related information to the Funds and handling of shareholder inquiries. A new Shareholder Servicing Agreement, or amendments to the existing one, may be approved by the Board without shareholder approval.

Under the Shareholder Servicing Agreement with respect to Class A, Class B, and Class C shares of a Fund, the Fund pays WISC an annual fee (payable monthly) for each account of the Fund that is non-networked and that fee ranges from $18.05 to $20.35 per account; however, WISC has agreed to reduce those fees if the number of total Fund accounts within the Fund Complex reaches certain levels. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial companies who are agents of the Fund for the limited purpose of purchases and sales) WISC has agreed to reduce its per account fees charged to the Funds to $6.00 per account and will pay the third parties for performing such services. The Fund will reimburse WISC for such costs if the annual rate of the third party per account charges for a Fund are less than or equal to $12 per account.

WISC (including any affiliate of WISC), may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of shares of the Fund whose interests are generally held in an omnibus account. These payments range from an annual fee of $12.00 to $21.00 for each account or up to 1/12 of 0.35 of 1% of the average daily net assets for the preceding month. WISC will pay the third parties for performing such services and the Fund will reimburse WISC for such costs if the annual rate of the third party per account charges for a Fund are less than or equal to $18.00 or an annual fee of 0.30 of 1% that is based on average daily net assets.

With respect to Class Y and Class I shares, each Fund pays WISC an amount payable on the first day of each month equal to 1/12 of 0.15 of 1% of the average daily net assets of the Class for the preceding month.

With respect to Class R shares, each Fund pays WISC an amount payable on the first day of the month equal to 1/12 of 0.25 of 1% of the average daily net assets of the Class for the preceding month.

Each of Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund was not in existence at March 31, 2013, the Trust’s most recent fiscal year end and therefore did not pay shareholder servicing fees to WISC during that period.

The Funds also pay certain out-of-pocket expenses of WISC, including: long distance telephone communications costs; microfilm and storage costs for certain documents; forms, printing and mailing costs; charges of a sub-agent used by WISC in performing services under the Shareholder Servicing Agreement including the cost of providing a record-keeping system; and costs of legal and special services not provided by IICO or WISC.

Each of Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund was not in existence at March 31, 2013, the Trust’s most recent fiscal year end, and therefore did not pay out of pocket expenses during that period.

Accounting Services

Under the Accounting and Administrative Services Agreement entered into between the Trust and Waddell & Reed Services Company, doing business as WI Services Company (WISC), WISC provides the Funds with bookkeeping and accounting services and assistance and other administrative services, including maintenance of Fund records, pricing of Fund shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. A new Accounting and Administrative Services Agreement, or amendments to an existing one, may be approved by the Board without shareholder approval.

Under the Accounting and Administrative Services Agreement, each Fund pays WISC a monthly fee shown in the following table, based on the average daily net assets during the prior month.

Accounting Services Fee

Average Daily Net Assets for the Month	Monthly Fee
$ 0 - $ 10 million	$0
$ 10 - $ 25 million	$958
$ 25 - $ 50 million	$1,925
$ 50 - $100 million	$2,958
$100 - $200 million	$4,033
$200 - $350 million	$5,267
$350 - $550 million	$6,875
$550 - $750 million	$8,025
$750 - $ 1.0 billion	$10,133
$1.0 billion and over	$12,375

In addition, for each class of shares in excess of one, each Fund pays WISC a monthly per-class fee equal to 2.5% of the monthly base fee.

Each Fund also pays a monthly fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets, with no fee charged for net assets in excess of $1 billion. This fee may be voluntarily waived until the Fund’s assets are at least $10 million.

Each of Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund was not in existence at March 31, 2013, the Trust’s most recent fiscal year end, and therefore did not pay WISC a monthly fee under the Accounting and Administrative Services Agreement during that period.

Since each Fund pays a management fee for investment supervision and an accounting services fee for accounting services as discussed above, IICO and WISC, respectively, pay all of their own expenses, except as otherwise noted in the respective agreements, in providing these services. Amounts paid by the Funds under the Shareholder Servicing Agreement are described above. IICO and its affiliates pay the Trustees and Trust officers who are affiliated with IICO and its affiliates. The Funds pay the fees and expenses of the Funds’ other Trustees.

Each Fund pays all of its other expenses. These include, for each Fund, the costs of printing and mailing materials sent to shareholders, audit and outside legal fees, taxes, brokerage commissions, interest, insurance premiums, custodian fees, fees payable by the Funds under Federal or other securities laws and to the Investment Company Institute, cost of processing and maintaining shareholder records, cost of systems or services used to price Fund securities and nonrecurring and extraordinary expenses, including litigation and indemnification relating to litigation.

Distribution Services

Under the Distribution Agreement entered into between the Trust and IFDI, IFDI serves as principal underwriter and distributor to the Funds.

Under the Distribution and Service Plan (the Plan) adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act (Rule 12b-1), for Class A shares each Fund may pay IFDI a fee not to exceed 0.25% of the Fund’s average annual net assets attributable to Class A shares, paid daily, to compensate IFDI for its costs and expenses in connection with, either directly or through others, the distribution of the Class A shares and/or the provision of personal services to Class A shareholders and/or maintenance of Class A shareholder accounts.

Under the Plan, for Class B shares and Class C shares, respectively, each Fund may pay IFDI a service fee not to exceed 0.25% of the Fund’s average annual net assets attributable to those classes, paid daily, to compensate IFDI for its services, either directly or through others, in connection with the provision of personal services to shareholders of those classes and/or the maintenance of shareholder accounts of those classes and a distribution fee of 0.75% of the Fund’s average annual net assets attributable to those classes, paid daily, to compensate IFDI for its services, either directly or through others, in connection with the distribution of shares of those classes.

Under the Plan, for Class Y shares, each Fund pays IFDI daily a distribution and/or service fee not to exceed, on an annual basis, 0.25% of the Fund’s average annual net assets attributable to that class, paid daily, to compensate IFDI for its services, either directly or through others, in connection with the distribution of shares of that class.

Under the Plan, for Class R shares, each Fund pays IFDI a distribution and service fee at an annual rate of 0.50% of the Fund’s average annual net assets attributable to Class R shares, paid daily, to compensate IFDI for its services, either directly or through others, in connection with the distribution of shares of that class, and provision of personal services to shareholders of that class.

IFDI offers the Funds’ shares through non-affiliated financial advisors, registered representatives and sales managers of Waddell & Reed, Inc. and Legend Equities Corporation (Legend) and through other broker-dealers, banks and other appropriate intermediaries (the sales force). In distributing shares through the sales force, IFDI will pay commissions and incentives to the sales force at or about the time of sale and will incur other expenses including costs for prospectuses, sales literature, advertisements, sales office maintenance, processing of orders and general overhead with respect to its efforts to distribute the Funds’ shares, as applicable. The Plan permits IFDI to receive compensation for the class-related distribution activities through the distribution fee, subject to the limit contained in the Plan. The Plan also contemplates that IFDI may be compensated for its activities in connection with: compensating, training and supporting registered financial advisors, sales managers and/or other appropriate personnel in providing personal services to shareholders of each Fund and/or maintaining shareholder accounts; increasing services provided to shareholders of each Fund by office personnel located at field sales offices; engaging in other activities useful in providing personal service to shareholders of each Fund and/or maintenance of shareholder accounts; and its arrangements with broker-dealers who may regularly sell shares of the Funds, and other third parties, for providing shareholder services and/or maintaining shareholder accounts with respect to Fund shares. The Plan and the Distribution Agreement contemplate that IFDI may be compensated for these class-related distribution efforts through the distribution fee. The sales force and other parties may be paid continuing compensation based on the value of the shares held by shareholders to whom the member of the sales force is assigned to provide personal services, and IFDI or WISC, as well as other parties may also provide services to shareholders through telephonic means and written communications. IFDI may pay other broker-dealers a portion of the fees it receives under the Plan as well as other compensation in connection with the distribution of Fund shares.

Each of Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund was not in existence at March 31, 2013, the Trust’s most recent fiscal year end, and therefore did not pay distribution and service fees during that period.

The only Trustees or interested persons, as defined in the 1940 Act, of the Funds who have a direct or indirect financial interest in the operation of the Plan are the officers and Trustees who are also officers of either IFDI or its affiliate(s) or who are shareholders of Waddell & Reed Financial, Inc., the indirect parent company of IFDI. The Plan is anticipated to benefit the Fund and its shareholders of the affected class through IFDI’s activities not only to distribute the shares of the affected class but also to provide personal services to shareholders of that class and thereby promote the maintenance of their accounts with the Fund. Each Fund anticipates that its shareholders of a particular class may benefit to the extent that IFDI’s activities are successful in increasing the assets of the Fund, through increased sales or reduced redemptions, or a combination of these, and thereby reducing a shareholder’s share of Fund and class expenses. Increased Fund assets also may provide greater resources with which to pursue the objective(s) of the Fund. Further, continuing sales of shares may also reduce the likelihood that it will be necessary to liquidate portfolio securities, in amounts or at times that may be disadvantageous to a Fund, to meet redemption demands. In addition, each Fund anticipates that the revenues from the Plan will provide IFDI with greater resources to make the financial commitments necessary to continue to improve the quality and level of services to the Fund and its shareholders of the affected class.

To the extent that IFDI incurs expenses for which compensation may be made under the Plan that relate to distribution and service activities also involving another fund within Ivy Funds, IFDI typically determines the amount attributable to the Fund’s expenses under the Plan on the basis of a combination of the respective classes’ relative net assets and number of shareholder accounts.

The Plan and the Underwriting Agreement were approved by the Board, including the Trustees who are not interested persons of the Funds or of IFDI and who have no direct or indirect financial interest in the operations of the Plans or any agreement referred to in the Plan (hereafter, the Plan Trustees).

Among other things, the Plan provides that (1) IFDI will provide to the Trustees at least quarterly, and the Trustees will review, a report of amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendments thereto will be effective only if approved by the Trustees including the Plan Trustees acting in person at a meeting called for that purpose, (3) payments under the Plan may not be materially increased without the vote of the holders of a majority of the outstanding shares of the affected class of the Fund, and (4) while the Plan remains in effect, the selection and nomination of the Trustees who are Plan Trustees will be committed to the discretion of the Plan Trustees.

Through July 31, 2014, IICO, IFDI, and/or WISC, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary operating expenses for Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund as follows: Class A shares at 1.51%.

For each of Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund:

Through July 31, 2014, to the extent that the total annual ordinary operating expenses of Class Y shares exceeds the total annual ordinary operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary operating expenses of the Class Y shares do not exceed the total annual ordinary operating expenses of the Class A shares, as calculated at the end of each month.

Compensation to Broker-Dealers and Other Financial Intermediaries

All classes of the Funds are offered through IFDI, Waddell & Reed, Inc., and non-affiliated third-party broker-dealers. IFDI may pay both affiliated and non-affiliated broker-dealers a portion of the fees it receives under the respective Plans as well as other compensation in connection with the distribution of Fund shares, including the following: 1) for Class A shares purchased at NAV, IFDI (or an affiliate) may pay up to 1.00% of net assets invested; 2) for the purchase of Class B shares, IFDI (or an affiliate) may pay 4.00% of net assets invested; 3) for the purchase of Class C shares, IFDI (or an affiliate) may pay 1.00% of net assets invested; and 4) for the purchase of Class Y shares, IFDI (or an affiliate) may pay 0.25% of net assets invested. For certain clients of non-affiliated third-party broker-dealers and under certain circumstances, IFDI will pay the full Class C distribution and service fee to such broker-dealers beginning immediately after purchase in lieu of paying the up-front compensation described above of 1.00% of net assets invested.

As well, IFDI may have selling agreements with financial intermediaries which provide for IFDI to pay fees to such intermediaries based on a percentage of assets, sales and/or a fixed amount per shareholder account. IFDI makes payments to such intermediaries from its own resources and from amounts reimbursed by WRIMCO and IICO. These reimbursements to IFDI are funded out of WRIMCO’s and IICO’s net income, respectively.

IFDI may participate in preferred partnerships with the following entities and therefore pay additional compensation to these entities: Securian Financial Services, Inc. and CRI Securities, Inc., Oppenheimer & Co., Inc., Commonwealth Equity Services, LLC (d/b/a Commonwealth Financial Network), Janney Montgomery Scott, LLC, AIG Advisor Group, Inc., the parent company of SagePoint Financial, Inc., FSC Securities Corporation and Royal Alliance Associates, Inc., National Planning Holdings, Inc., a holding company for four (4) separate subsidiary broker-dealers, i.e. National Planning Corporation, SII Investments Inc., Investment Centers of America, Inc., and IFC Holdings, Inc., D/B/A INVEST Financial Corporation, Securities America, Inc., First Allied Securities, Inc., LPL Financial Corporation, RBC Capital Markets Corporation, Raymond James Financial Services, Inc./Raymond James & Associates, Inc. and Ameriprise Financial Services, Inc.

Sales Charges for Class A Shares

IFDI reallows to selling broker-dealers a portion of the sales charge paid for purchases of Class A shares as described in the section entitled Compensation to Broker-Dealers and Other Financial Intermediaries and in the Prospectus. A major portion of the sales charge for Class A shares and the contingent deferred sales charge (CDSC) for Class B and Class C shares and for certain Class A shares may be paid to financial advisors and managers of IFDI, and third-party selling broker-dealers. IFDI may compensate financial advisors as to purchases for which there is no front-end sales charge or CDSC.

Class A shares are subject to an initial sales charge when purchased, based on the amount of investment, according to the following table:

Size of Purchase	Sales Charge as Percent of Offering Price[1]	Sales Charge as Approx. Percent of Amount Invested	Reallowance to Dealers as Percent of Offering Price
under $100,000	5.75%	6.10%	5.00%
$100,000 to less than $200,000	4.75	4.99	4.00

Size of Purchase	Sales Charge as Percent of Offering Price[1]	Sales Charge as Approx. Percent of Amount Invested	Reallowance to Dealers as Percent of Offering Price
$200,000 to less than $300,000	3.50%	3.63%	2.80%
$300,000 to less than $500,000	2.50	2.56	2.00
$500,000 to less than $1,000,000	1.50	1.52	1.20
$1,000,000 and over[2]	0.00	0.00	see below

[1]

Due to the rounding of the NAV and the offering price of a Fund to two decimal places, the actual sales charge percentage calculated on a particular purchase may be higher or lower than the percentage stated.

[2]

No sales charge is payable at the time of purchase on investments of $1 million or more in a Fund, although for such investments the Fund will impose a contingent deferred sales charge (CDSC) of 1% on certain redemptions made within twelve months of the purchase. The CDSC is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in NAV above the initial purchase price.

IFDI may pay dealers up to 1.00% on investments made in Class A shares with no initial sales charge, according to the following schedule:*

1.00% - Sales of $1.0 million to $3,999,999.99

0.50% - Sales of $4.0 million to $49,999,999.99

0.25% - Sales of $50.0 million or more

On each purchase of the Class A shares of the Funds offered at the then public offering price including the total applicable sales charges, commissions, dealer concessions and other fees (if any) shall be as described in each Fund’s then current prospectus and in this SAI (see Reasons for Differences in the Public Offering Price of Class A Shares).

*	IFDI will pay Waddell & Reed, Inc. 0.50% on any level of investments made in Class A shares with no initial sales charge.

Custodial and Auditing Services

The Funds’ custodian is The Bank of New York Mellon, and its address is One Wall Street, New York, New York. In general, the custodian is responsible for holding the Funds’ cash and securities. Deloitte & Touche LLP, located at 1100 Walnut Street, Suite 3300, Kansas City, Missouri, the Funds’ Independent Registered Public Accounting Firm, audits the financial statements and financial highlights of each Fund.

PORTFOLIO MANAGERS

Portfolio Managers employed by LaSalle Securities

The following tables provide information relating to the portfolio managers of Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund as of January 31, 2013.

George J. Noon, CFA—LaSalle US—Ivy Global Real Estate Fund

Ivy Global Risk-Managed Real Estate Fund

	Registered Investment Companies	Other Pooled* Investment Vehicles	Other Accounts
Number of Accounts Managed	0	11	5
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	2
Assets Managed (in millions)	$0	$7,492	$583
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$134

Keith R. Pauley, CFA—LaSalle US—Ivy Global Real Estate Fund

Ivy Global Risk-Managed Real Estate Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	0	11	14
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	4
Assets Managed (in millions)	$0	$7,492	$1,833
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$368

Stanley J. Kraska, Jr.—LaSalle US—Ivy Global Real Estate Fund

Ivy Global Risk-Managed Real Estate Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	0	11	14
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	4
Assets Managed (in millions)	$0	$7,492	$1,833
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$368

Ernst-Jan de Leeuw—LaSalle BV—Ivy Global Real Estate Fund

Ivy Global Risk-Managed Real Estate Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	0	13	7
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	2
Assets Managed (in millions)	$0	$7,532	$812
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$134

*	Other Pooled Investment Vehicles represent retail distribution partner portfolios where LaSalle Securities serves in a subadvisory capacity.

Conflicts of Interest for LaSalle Securities

Since the four managers listed above (the Investment Team) manages other accounts in addition to the Funds, conflicts of interest may arise in connection with the Investment Team’s management of a Fund’s investments on the one hand and the investments of such other accounts on the other hand. Material conflicts identified by the portfolio managers that may arise in the course of advising the Funds are: (1) aggregation and allocation of securities transactions (including initial public offerings), (2) the timing of purchases and sales of the same security for different accounts, (3) the provision of different advice for different accounts, primarily driven by the account’s investment objectives, and (4) the management of different accounts that have performance-based advisory fees.

Compensation for LaSalle Securities

Compensation for Investment Team members consists of a base salary and incentive compensation that is based upon performance of the particular Investment Team and that of the subadviser with which an Investment Team Member is employed, and meeting financial objectives for the Investment Team. The annual performance of clients’ portfolios and/or the performance of stock recommendations against a benchmark index is one factor included in professional employee evaluation, but compensation is not directly linked to these performance criteria.

In addition, equity ownership in Jones Lang LaSalle is available to senior professionals. The major component of Jones Lang LaSalle’s equity ownership program is the Stock Award Incentive Plan which rewards key employees of the firm with stock awards, in the form of restricted stock units or options, based on the strength of their individual contributions.

Ownership of Securities

The Funds were not in existence prior to the date of this SAI, and therefore the portfolio managers could not own any shares of the Funds.

BROKERAGE ALLOCATION AND OTHER PRACTICES

One of the duties undertaken by IICO pursuant to the Management Agreement is to arrange the purchase and sale of securities for the portfolio of each Fund. For the Funds, IICO has delegated this duty to LaSalle Securities. Transactions in securities other than those for which an exchange is the primary market are generally effected with dealers acting as principals or market makers. Brokerage commissions are paid primarily for effecting transactions in securities traded on an exchange and otherwise only if it appears likely that a better price or execution can be obtained. The individuals who manage the Funds may manage other advisory accounts with similar investment objectives. It can be anticipated that the portfolio manager will frequently, yet not always, place concurrent orders for all or most accounts for which the portfolio manager has responsibility or LaSalle Securities may otherwise combine orders for a Fund with those of other accounts for which it has investment discretion. LaSalle Securities, at its discretion, may aggregate such orders. Under current written procedures, transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each fund or advisory account, except where the combined order is not filled completely.

In all cases, LaSalle Securities seeks to implement its allocation procedures to achieve a fair and equitable allocation of securities among its funds and other advisory accounts. Sharing in large transactions could affect the price a Fund pays or receives or the amount it buys or sells. As well, a better negotiated commission may be available through combined orders.

To effect the portfolio transactions of a Fund, LaSalle Securities is authorized to engage broker-dealers (brokers) which, in its best judgment based on all relevant factors, will implement the policy of the Fund to seek best execution (prompt and reliable execution at the best price obtainable) for reasonable and competitive commissions. LaSalle Securities need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interests and policies of the Funds. Subject to review by the Board, such policies include the selection of brokers which provide execution and/or research services and other services, directly or through others (research and brokerage services) considered by LaSalle Securities to be useful or desirable for its investment management of the Fund and/or the other funds and accounts for which LaSalle Securities has investment discretion.

Such research and brokerage services are, in general, defined by reference to Section 28(e) of the Securities Exchange Act of 1934 as including: (1) advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities and purchasers or sellers; (2) furnishing analyses and reports; or (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). Investment discretion is, in general, defined as having authorization to determine what securities shall be purchased or sold for an account.

The commissions paid to brokers that provide such research and/or brokerage services may be higher than the commission another qualified broker would charge for effecting comparable transactions and are permissible if a good faith determination is made by LaSalle Securities that the commission is reasonable in relation to the research or brokerage services provided. No allocation of brokerage or principal business is made to provide any other benefits to LaSalle Securities. LaSalle Securities does not direct Fund brokerage to compensate brokers for the sale of Fund shares. The Funds have adopted a policy that prohibits LaSalle Securities from using Fund brokerage commissions to compensate broker-dealers for promotion or sale of Fund shares.

The investment research provided by a particular broker may be useful only to one or more of the other advisory accounts of LaSalle Securities, and investment research received for the commissions of those other accounts may be useful both to the Funds and one or more of such other accounts. To the extent that electronic or other products provided by such brokers to assist LaSalle Securities in making investment management decisions are used for administration or other non-research purposes, a reasonable allocation of the cost of the product attributable to its non-research use is made and this cost is paid by LaSalle Securities.

Such investment research (which may be supplied by a third party at the request of a broker) includes information on particular companies and industries as well as market, economic or institutional activity areas. In general, such investment research serves to broaden the scope and supplement the research activities of LaSalle Securities; serves to make available additional views for consideration and comparisons; and enables LaSalle Securities to obtain market information on the price of securities held in a Fund’s portfolio or being considered for purchase.

Each of Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund was not in existence at March 31, 2013, the Trust’s most recent fiscal year end, and therefore did not pay any brokerage commissions during that period.

PROXY VOTING POLICY FOR IICO

The Funds have delegated all proxy voting responsibilities to IICO. IICO has established guidelines that reflect what it believes are desirable principles of corporate governance.

Listed below are several reoccurring issues and IICO’s corresponding positions. For the Funds, IICO has delegated all proxy voting responsibilities to LaSalle Securities. LaSalle Securities’ proxy voting policy is set forth in Appendix B to this SAI.

Board of Directors Issues:

IICO generally supports proposals requiring that a majority of the board of directors consist of outside, or independent, directors.

IICO generally votes against proposals to limit or eliminate liability for monetary damages for violating the duty of care.

IICO generally votes against indemnification proposals that would expand coverage to more serious acts such as negligence, willful or intentional misconduct, derivation of improper personal benefit, absence of good faith, reckless disregard for duty, and unexcused pattern of inattention. The success of a corporation in attracting and retaining qualified directors and officers, in the best interest of shareholders, is partially dependent on its ability to provide some satisfactory level of protection from personal financial risk. IICO will support such protection so long as it does not exceed reasonable standards.

IICO generally votes against proposals requiring the provision for cumulative voting in the election of directors as cumulative voting may allow a minority group of shareholders to cause the election of one or more directors.

Corporate Governance Issues:

IICO generally supports proposals to ratify the appointment of independent accountants/auditors unless reasons exist which cause it to vote against the appointment.

IICO generally votes against proposals to restrict or prohibit the right of shareholders to call special meetings.

IICO generally votes against proposals which include a provision to require a supermajority vote to amend any charter or bylaw provision, or to approve mergers or other significant business combinations.

IICO generally votes for proposals to authorize an increase in the number of authorized shares of common stock.

IICO generally votes against proposals for the adoption of a Shareholder Rights Plan (sometimes referred to as “Purchase Rights Plan”). It believes that anti-takeover proposals are generally not in the best interest of shareholders. Such a Plan gives the board of directors virtual veto power over acquisition offers which may well offer material benefits to shareholders.

Executive/Employee Issues:

IICO will generally vote for proposals to establish an Employee Stock Ownership Plan (ESOP) as long as the size of the ESOP is reasonably limited.

Political Activity:

IICO will generally vote against proposals relating to corporate political activity or contributions, or requiring the publication of reports on political activity or contributions made by political action committees (PACs) sponsored or supported by the corporation. PAC contributions are generally made with funds contributed voluntarily by employees, and provide positive individual participation in the political process of a democratic society. In addition, Federal and most state laws require full disclosure of political contributions made by PACs. This is public information and available to all interested parties. Requiring reports in newspaper publications results in added expense without commensurate benefit to shareholders.

Conflicts of Interest Between IICO and the Trust:

IICO will use the following three-step process to address conflicts of interest: (1) IICO will attempt to identify any potential conflicts of interest; (2) IICO will then determine if the conflict as identified is material; and (3) IICO will follow established procedures, as described generally below, to ensure that its proxy voting decisions are based on the best interests of the Funds and are not the product of a material conflict.

(1) Identifying Conflicts of Interest: IICO will evaluate the nature of its relationships to assess which, if any, might place its interests, as well as those of its affiliates, in conflict with those of the Fund’s shareholders on a proxy voting matter. IICO will review any potential conflicts that involve the following four general categories to determine if there is a conflict and if so, if the conflict is material:

•

Business Relationships – IICO will review any situation for a material conflict where IICO provides investment advisory services for a company or an employee group, manages pension assets, administers employee benefit plans, leases office space from a company, or provides brokerage, underwriting, insurance, banking or consulting services to a company or if it is determined that IICO (or an affiliate) otherwise has a similar significant relationship with a third party such that the third party might have an incentive to encourage IICO to vote in favor of management.

•

Personal Relationships – IICO will review any situation where it (or an affiliate) has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships to determine if a material conflict exists.

•

Familial Relationships – IICO will review any situation where it (or an affiliate) has a known familial relationship relating to a company (for example, a spouse or other relative who serves as a director of a public company or is employed by the company) to determine if a material conflict exists.

IICO will designate an individual or committee to review and identify proxies for potential conflicts of interest on an ongoing basis.

(2) “Material Conflicts”: IICO will review each relationship identified as having a potential conflict based on the individual facts and circumstances. For purposes of this review, IICO will attempt to detect those relationships deemed material based on the reasonable likelihood that they would be viewed as important by the average shareholder.

(3) Procedures to Address Material Conflicts: IICO will use the following techniques to vote proxies that have been determined to present a “Material Conflict.”

•

Use a Proxy Voting Service for Specific Proposals – As a primary means of voting material conflicts, IICO will vote in accordance with the recommendation of an independent proxy voting service (Institutional Shareholder Services (ISS) or another independent third party if a recommendation from ISS is unavailable).

•

Client directed – If the Material Conflict arises from IICO’s management of a third party account and the client provides voting instructions on a particular vote, IICO will vote according to the directions provided by the client.

•

Use a Predetermined Voting Policy – If no directives are provided by either ISS or the client, IICO may vote material conflicts pursuant to the pre-determined Proxy Voting Policies, established herein, should such subject matter fall sufficiently within the identified subject matter.

•	If the issue involves a material conflict and IICO chooses to use a predetermined voting policy, IICO will not be permitted to vary from the established voting policies established herein.

•

Seek Board Guidance – If the Material Conflict does not fall within one of the situations referenced above, IICO may seek guidance from the Board on matters involving a conflict. Under this method, IICO will disclose the nature of the conflict to the Board and obtain the Board’s consent or direction to vote the proxies. IICO may use the Board guidance to vote proxies for its non-mutual fund clients.

PROXY VOTING RECORD

Each Fund is required to file with the SEC its complete proxy voting record for the twelve-month period ending June 30, by no later than August 31 of each year. Information regarding how the proxies for each Fund relating to its portfolio securities were voted during the most recent twelve-month period ended June 30, 2013, will be available at www.ivyfunds.com, and on the SEC’s website at http://www.sec.gov.

TRUST SHARES

The Shares of the Funds

The shares of each of the Funds represent an interest in that Fund’s securities and other assets and in its profits or losses. Each fractional share of a class has the same rights, in proportion, as a full share of that class.

Each Fund offers six classes of its shares: Class A, Class B, Class C, Class I, Class R and Class Y. Each class of a Fund represents an interest in the same assets of the Fund and differs as follows: each class of shares has exclusive voting rights on matters appropriately limited to that class; Class A shares are subject to an initial sales charge and to an ongoing distribution and/or service fee and certain Class A shares are subject to a CDSC.

Class B and Class C shares are subject to a CDSC and to ongoing distribution and service fees; Class B shares that have been held by a shareholder for eight years will convert, automatically, eight years after the month in which the shares were purchased, to Class A shares of the Fund, and such conversion will be made, without charge or fee, on the basis of the relative NAV of the two classes; each class may bear differing amounts of certain class-specific expenses; and each class has a separate exchange privilege. Each Fund does not anticipate that there will be any conflicts between the interests of holders of the different classes of its shares by virtue of those classes. Each share of a Fund is entitled to equal dividend, liquidation and redemption rights, except that due to the differing expenses borne by the classes, dividends and liquidation proceeds of Class B shares and Class C shares are expected to be lower than for Class A shares of a Fund. Each fractional share of a class has the same rights, in proportion, as a full share of that class. Each shareholder of the Trust is entitled to one vote for each dollar of NAV of a Fund owned by the shareholder. Shares are fully paid and nonassessable when purchased.

The Funds do not hold annual meetings of shareholders; however, certain significant corporate matters, such as the approval of a new investment advisory agreement or a change in a fundamental investment policy, which require shareholder approval, will be presented to shareholders at a meeting called by the Board for such purpose.

Special meetings of shareholders may be called for any purpose upon receipt by the Funds of a request in writing signed by shareholders owning not less than 25% of the aggregate number of votes to which shareholders are entitled at such meeting, as provided in the Agreement and Declaration of Trust and By-laws of the Trust. There will normally be no meeting of the shareholders for the purpose of electing Trustees until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. To the extent that Section 16(c) of the 1940 Act applies to a Fund, the Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders owning at least 10% of the aggregate number of votes to which shareholders of that Fund are entitled, as provided in the Trust Instrument and By-laws of the Trust.

On certain matters such as the election of Trustees, all shares of all the funds of the Trust vote together as a single class. On other matters affecting a particular Fund, the shares of that Fund vote together as a separate class, such as with respect to a change in an investment restriction of the Fund, except that as to matters for which a separate vote of a class of Fund shares is required by the 1940 Act or which affects the interests of one or more particular classes of Fund shares, the affected shareholders vote as a separate class. In voting on a Management Agreement for a Fund, approval by the shareholders of that Fund is effective as to the Fund whether or not enough votes are received from the shareholders of any of the other funds of the Trust to approve the Management Agreements for the other funds. Each shareholder of the Trust is entitled to one vote for each dollar of NAV of a Fund owned by the shareholder.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase of Shares

Minimum Initial and Subsequent Investments

The Funds’ initial and subsequent investment minimums generally are as follows, although the Funds and/or IFDI may reduce or waive the minimums in some cases:

For Class A, Class B and Class C shares, initial investments must be at least $500 (per Fund) with the exceptions described in this paragraph. A $100 minimum initial investment pertains to certain exchanges of shares from one fund to another fund within Ivy Funds (or, for clients of Waddell & Reed or Legend, a fund within the Waddell & Reed Advisors Funds) or InvestEd Portfolios. A $50 minimum initial investment pertains to purchases for accounts for which an investor has arranged, at the time of initial investment, to make subsequent purchases for the account by having regular monthly withdrawals of $25 or more made from a bank account. Shareholders purchasing through payroll deduction and salary deferral may invest any amount. Except with respect to certain exchanges and automatic withdrawals from a bank account, a shareholder may make subsequent investments of any amount. See, Exchanges for Shares of Other Funds within the Ivy Funds and InvestEd Portfolios.

For Class I shares, Class R shares and Class Y shares, please check with your selling broker-dealer, plan administrator or third party recordkeeper for information about minimum investment requirements.

Each Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. Each Fund will accept securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that IICO deems to be a desirable investment for each Fund. While no minimum has been established, it is expected that each Fund will not accept securities having an aggregate value of less than $1 million. The Funds may reject in whole or in part any or all offers to pay for any Fund shares with securities and may discontinue accepting securities as payment for any Fund shares at any time without notice. The Funds will value accepted securities in the manner and at the same time provided for valuing portfolio securities of each Fund, and each Fund’s shares will be sold for NAV determined at the same time the accepted securities are valued. The Funds will only accept securities delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Funds must comply with the applicable laws of certain states.

Reduced Sales Charges (Applicable to Class A Shares only)

Lower sales charges on the purchase of Class A shares are available by:

•

Rights of Accumulation: combining the value of additional purchases of shares of any of the funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds with the NAV of Class A, Class B, Class C or Class E shares already held in your account or in an account eligible for grouping with your account (see “Account Grouping” below). To be entitled to Rights of Accumulation, you must inform WISC that you are entitled to a reduced sales charge and provide WISC with the name and number of the existing account(s) with which your purchase may be combined. The reduced sales charge is applicable only to the new purchase. It is not retroactive to shares already held in your account or in an account eligible for grouping with your account. Your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (including reinvested dividends and other distributions, but excluding capital appreciation) less any withdrawals.

•

Letter of Intent: grouping all purchases of the funds referenced above, made during a thirteen-month period pursuant to a Letter of Intent (LOI). By signing an LOI, which is available from WISC, you indicate an intention to invest, over a thirteen-month period, a dollar amount sufficient to qualify for a reduced sales charge. In determining the amount which you must invest in order to qualify for a reduced sales charge under the LOI, your Class A, Class B, Class C or Class E shares already held in the same account in which the purchase is being made or in any account eligible for grouping with that account, as described in “Account Grouping” below, will be included. For purposes of fulfilling the dollar amount required to be invested pursuant to your LOI, all such investments must be initiated prior to the expiration of the thirteen-month period, and will qualify under your LOI, even if the assets are received after the expiration of the thirteen-month period (such as a rollover or transfer from another institution). You must notify WISC if a rollover or transfer from another institution is pending upon the termination of the thirteen-month LOI period. In any event, such assets must be received by WISC no later than ninety days after the initiation date of the rollover or transfer. You may need to provide appropriate documentation to WISC to evidence the initiation date of the rollover or transfer. Purchases made during the thirty (30) calendar days prior to receipt by WISC of a properly completed LOI will be considered for purposes of determining whether a shareholder has satisfied the LOI. If IFDI reimburses the sales charge for purchases prior to WISC’s receipt of an LOI, the thirteen-month LOI period will be deemed to have commenced on the date of the earliest purchase within the 30 calendar days prior to receipt by WISC of the LOI.

When an LOI is established, shares valued at five percent (5%) of the intended investment are held in escrow. Escrowed shares will be released from escrow once the terms of the LOI are satisfied. If the amount invested during the thirteen-month LOI period is less than the amount specified by the LOI, the LOI will terminate and the applicable sales charge specified in the Prospectus will be charged as if the LOI had not been executed, and such sales charge will be collected by the redemption of escrowed shares equal in value to such sales charge. Any redemption you request during the thirteen-month LOI period will be taken first from non-escrowed shares. Any request you make that will require redemption of escrowed shares will result in termination of the LOI, and the applicable sales charge specified in the Prospectus will be collected by the redemption of escrowed shares. Any escrowed shares not needed to pay the applicable sales charge will be available for redemption by you.

Purchases of shares of any of the funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds will be considered for purposes of meeting the terms of an LOI, except as set forth herein. Investments in mutual funds other than those described in the preceding sentence and in insurance products offered by Waddell & Reed, Inc. will not be considered for purposes of meeting the terms of an LOI.

•

Account Grouping: grouping purchases by certain related persons. For the purpose of taking advantage of the lower sales charges available for large purchases, a purchase of Class A shares in any account that you own may be grouped with the current account value of purchased Class A, Class B, Class C and/or Class E shares in any other account that you may own, or in accounts of household members of your immediate family (spouse and children under 21). Please note that grouping is allowed only for a) accounts of the owner that have the same address or taxpayer identification number, and b) accounts of family members living (or maintaining a permanent address) in the same household as the owner; however, you may also group purchases made by you and your immediate family in: business accounts controlled by you or your immediate family (for example, you own the entire business); partnerships for which you or a member of your immediate family is the controlling partner; trust accounts established by you or your immediate family or trust accounts for which you or a member of your immediate family is a beneficiary; and/or accounts of endowments or foundations established and controlled by you or your immediate family. For purposes of account grouping, an individual’s domestic partner may be treated as his or her spouse.

With respect to purchases under retirement plans:

1. All purchases of Class A shares made under an employee benefit plan described in Section 401 of the Code (Qualified Plan) that is maintained by an employer and all plans of any one employer or affiliated employers will also be grouped. All Qualified Plans of an employer who is a franchisor and those of its franchisee(s) may also be grouped.

2. All purchases of Class A shares made under a simplified employee pension plan (SEP), Savings Incentive Match Plan for Employees of Small Employers Individual Retirement Account (SIMPLE IRA), or similar arrangement adopted by an employer or affiliated employers may be grouped if grouping is elected by the employer when the plan is established. Alternatively, the employer may elect that purchases made by individual employees under such plan also be grouped with the other accounts of the individual employees. If evidence of either election is not received by IFDI, purchases will be grouped at the plan level.

3. All purchases of Class A shares made by you or your spouse for (a) your respective individual retirement accounts (IRAs), salary reduction plan accounts under Section 457 of the Code, or 403(b) custodial or trust accounts may be grouped, provided that such purchases are subject to a sales charge (see “Sales Charge Waivers for Certain Transactions” below; if your purchase qualifies for NAV eligibility pursuant to these sections, you may not group that purchase) or (b) your respective Keogh plan accounts may be grouped, provided that you and your spouse are the only participants in the Keogh plan.

In order for an eligible purchase to be grouped, you must advise IFDI at the time the purchase is made that it is eligible for grouping and identify the accounts with which it may be grouped.

Shares of Ivy Money Market Fund or Waddell & Reed Advisors Cash Management are not eligible for either Rights of Accumulation or Letter of Intent privileges, unless such shares have been acquired by exchange for Class A or Class E shares on which a sales charge was paid, or as a dividend or other distribution on such acquired shares.

If you are investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described above, you may be eligible to buy Class A shares without a sales charge. However, you may be charged a CDSC of 1.00% on any shares purchased without a sales charge that you sell within the first 12 months of owning them. This CDSC may be waived under certain circumstances, as noted in the Prospectus. Your financial advisor or a WISC representative can answer your questions and help you determine if you are eligible.

Other Funds and InvestEd Portfolios

Reduced sales charges for larger purchases of Class A shares apply to purchases of the Class A and Class E shares of any of the funds within Ivy Funds and the shares of Waddell & Reed Advisors Funds or InvestEd Portfolios subject to a sales charge. A purchase or holding of Class A or Class E shares in any of the funds within Ivy Funds and/or a purchase or holding of shares of Waddell & Reed Advisors Funds or InvestEd Portfolios subject to a sales charge will be treated as an investment in the Fund in determining the applicable sales charge. For these purposes, Class A shares of Ivy Money Market Fund or Waddell & Reed Advisors Cash Management that were acquired by exchange of another Fund’s Class A shares or Waddell & Reed Advisors Funds or InvestEd Portfolios shares on which a sales charge was paid, plus the shares paid as dividends on those acquired shares, are also taken into account. Additionally, Class B, Class C and Class E shares are taken into account.

Net Asset Value Purchases of Class A Shares

Class A shares of a Fund may be purchased at NAV by current or retired Trustees of the Trust (or retired directors or trustees of any entity to which the Trust or one of the Ivy Funds is the successor), directors of any affiliated companies of the Trust, or any affiliated entity of IFDI, current and certain retired employees of IFDI and its affiliates, current and certain retired financial advisors of IFDI and its affiliates and the spouse, children, parents, children’s spouses and spouse’s parents of each (including purchases into certain retirement plans and certain trusts for these individuals), and the employees of financial advisors of IFDI.

For this purpose, child includes stepchild and parent includes stepparent. Purchases of Class A shares in an IRA sponsored by IFDI or its affiliates established for any of these eligible purchasers may also be at NAV. Purchases of Class A shares in any Qualified Plan under which the eligible purchaser is the sole participant may also be made at NAV. Trusts under which the grantor and the trustee or a co-trustee are each an eligible purchaser are also eligible for NAV purchases of Class A shares. Employees include retired employees. A retired employee is an individual separated from service from IFDI, or from an affiliated company with a vested interest in any employee benefit plan sponsored by IFDI or any of its affiliated companies. Financial advisors include retired financial advisors. A custodian under UGMA or UTMA purchasing for the child or grandchild of any employee or financial advisor may purchase Class A shares at NAV whether or not the custodian himself is an eligible purchaser. Employees of financial advisors of Waddell & Reed may purchase Class A shares at NAV.

Trustees, officers, directors or employees of Minnesota Life Insurance Company (Minnesota Life) or any affiliated entity of Minnesota Life, Securian/CRI Financial Advisors, their respective spouses, children, parents, children’s spouses and spouse’s parents of each may purchase Class A shares at NAV, including purchases into certain retirement plans and certain trusts for these individuals.

Sales representatives, and their immediate family members (spouse, children, parents, children’s spouses and spouse’s parents), associated with unaffiliated third party broker/dealers with which IFDI has entered into selling arrangements may purchase Class A shares at NAV.

Sales representatives and employees, and their immediate family members (spouse, children, parents, children’s spouses and spouse’s parents) associated with Legend Group Holdings LLC and its subsidiaries may purchase Class A shares at NAV.

Shares may be issued at NAV in a merger, acquisition or exchange offer made pursuant to a plan of reorganization to which the Fund is a party.

Purchases of Class A shares may be made at NAV in a 401(k) plan or a 457 plan having 100 or more eligible employees, and the shares are held in individual plan participant accounts on the Fund’s records.

Shareholders/participants (other than those shareholders/participants whose shares are held in an omnibus account) reinvesting into any account the proceeds of redemptions of eligible retirement accounts invested in I or Y shares may purchase Class A shares at NAV.

Purchases of Class A shares may be made at NAV in a 401(a) plan having 100 or more eligible employees, and the shares are held in individual plan participant accounts on the Fund’s records and are segregated from any other retirement plan assets.

Employees, and their immediate family members (spouse, children, parents, children’s spouses and spouse’s parents), associated with unaffiliated registered investment advisers with which IICO has entered into sub-advisory agreements may purchase Class A shares at NAV.

Participants in a 401(a) plan or 457 plan that invest in Ivy Funds through a third party platform or agreement may purchase Class A shares at NAV.

Shareholders investing through certain investment advisers and broker-dealers in fee-based brokerage or advisory accounts, wrap accounts and asset allocation programs that charge asset-based fees may purchase Class A shares at NAV.

Clients investing via a Managed Allocation Portfolios (MAP) or Strategic Portfolio Allocation (SPA) program available through Waddell & Reed, Inc. may purchase Class A shares at NAV.

Purchases of Class A shares through the Merrill Lynch Daily K Plan (the “ML Plan”) may be made at NAV, provided the ML Plan has at least $3 million in assets or over 500 or more eligible employees. Class B shares of the Funds are made available to ML Plan participants at NAV without a CDSC if the ML Plan has less than $3 million in assets or fewer than 500 eligible employees. For further information see “Group Systematic Investment Program.”

Shareholders investing through direct transfers from the Waddell & Reed Advisors Retirement Plan, offered and distributed by Nationwide Investment Services Corporation through Nationwide Trust Company, FSB, or from the Waddell & Reed Advisors Express Plan, Select Plan, and Advantage Plan offered and distributed by Securian Retirement Services, a business unit of Minnesota Life Insurance Company, may purchase Class A shares at NAV.

Shareholders (other than those shareholders/participants whose shares are held in an omnibus account) reinvesting into any other account they own, the proceeds from mandatory redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from a Qualified Plan, a required minimum distribution from an IRA, a Keogh or a trust or custodial account under Section 457(b) or 403(b)(7) of the Code may purchase Class A shares at NAV.

Purchases of Class A shares by shareholders/participants reinvesting into any other account they own, the proceeds from mandatory redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from a retirement plan where Fiduciary Trust Company of New Hampshire is custodian, may be made at NAV, provided such reinvestment is made within 60 calendar days of receipt of the required minimum distribution.

Shareholders (other than shareholders whose shares are held in an omnibus account) purchasing into accounts that owned shares of any fund within Ivy Funds prior to December 16, 2002, and who were eligible to purchase Class A shares at NAV as of such date may purchase Class A shares at NAV.

For Class A shares, a 1% CDSC is only imposed on Class A shares that were purchase at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase.

For purposes of determining sales at NAV, an individual’s domestic partner may be treated as his or her spouse.

Sales Charge Waivers for Certain Transactions

Class A shares may be purchased at NAV through:

•

Exchange of Class A shares of another fund within Ivy Funds or shares of InvestEd Portfolios and, for clients of Waddell & Reed or Legend, Class A shares of any fund in the Waddell & Reed Advisors Funds if (i) a sales charge was previously paid on those shares, (ii) the shares were received in exchange for shares on which a sales charge was paid or (iii) the shares were acquired from reinvestment of dividends and other distributions paid on such shares

•

Reinvestment once each calendar year of all or part of the proceeds of redemption of your Class A shares into the same Fund and account from which the shares were redeemed, if the reinvestment is equal to or greater than $200 and is made within 60 calendar days of the Fund’s receipt of your redemption request. Purchases made pursuant to the Automatic Investment Service (AIS), payroll deduction or regularly scheduled contributions made by employers on behalf of their employees are not eligible for purchases at NAV under this policy. Purchases within the investment advisory products offered by Waddell & Reed, Inc. are not eligible for purchases at NAV under this policy.

•

Payments of Principal and Interest on Loans made pursuant to a 401(a) plan (for Class A shares only), (i) if such loans are permitted by the plan and the plan invests in shares of the same Fund and (ii) a sales charge was previously paid on those shares.

Reasons for Differences in the Public Offering Price of Class A Shares

As described herein and in the Prospectus, there are a number of instances in which a Fund’s Class A shares are sold or issued on a basis other than at the maximum public offering price, that is, the NAV plus the highest sales charge. Some of these instances relate to lower or eliminated sales charges for larger purchases of Class A shares, whether made at one time or over a period of time as under an LOI or Rights of Accumulation. See the table of breakpoints in sales charges in the Prospectus and in this SAI for the Class A shares. The reasons for these quantity discounts are, in general, that (1) they are traditional and have long been permitted in the industry and are therefore necessary to meet competition as to sales of shares of other funds having such discounts, (2) certain quantity discounts are required by rules of the Financial Industry Regulatory Authority, Inc. (FINRA) (as is elimination of sales charges on the reinvestment of dividends and other distributions), and (3) they are designed to avoid an unduly large dollar amount of sales charge on substantial purchases in view of reduced selling expenses. Quantity discounts are made available to certain related persons for reasons of family unity and to provide a benefit to tax-exempt plans and organizations.

In general, the reasons for the other instances in which there are reduced or eliminated sales charges for Class A shares are as follows. Exchanges at NAV are permitted because a sales charge has already been paid on the shares exchanged, except that exchanges from Class A shares from Ivy Money Market Fund are subject to any sales charge applicable to the Fund being exchanged into, unless the Ivy Money Market shares were previously acquired by an exchange from Class A shares of another Fund for which a sales charge was paid. Sales of Class A shares without a sales charge are permitted to Trustees, officers of the Trust and certain others due to reduced or eliminated selling expenses and since such sales may aid in the development of a sound employee organization, encourage responsibility and interest in a Fund and an identification with its aims and policies. Limited reinvestments of redemptions of Class A shares at no sales charge are permitted to attempt to protect against mistaken or not fully informed redemption decisions. Class A shares may be sold without a sales charge in plans of reorganization due to reduced or eliminated sales expenses and since, in some cases, such shares are exempted by the 1940 Act from the otherwise applicable requirements as to sales charges. Reduced or eliminated sales charges may also be used for certain short-term promotional activities by IFDI. In no case in which there is a reduced or eliminated sales charge are the interests of existing Class A shareholders adversely affected since, in each case, the Fund receives the NAV per share of all shares sold or issued.

Systematic Withdrawal Plan for Class A, Class B and Class C Shareholders

If you qualify, you may arrange to receive through the Systematic Withdrawal Plan (Service) regular monthly, quarterly, semiannual or annual payments by redeeming on an ongoing basis Class A, Class B or Class C shares that you own of any of the funds within Ivy Funds and, for clients of Waddell & Reed or Legend, any of the funds within Advisors Funds. It would be a disadvantage to an investor to make additional purchases of Class A shares while the Service is in effect because it would result in duplication of sales charges. Class B and Class C shares, and certain Class A shares to which the CDSC otherwise applies, that are redeemed under the Service are not subject to a CDSC provided the amount withdrawn does not exceed, annually, 12% of the account value. Applicable forms to start the Service are available through WISC.

The maximum amount of the withdrawal for monthly, quarterly, semiannual and annual withdrawals is 1%, 3%, 6% and 12%, respectively, of the value of your account at the time the Service is established. As noted above, the withdrawal proceeds are not subject to the CDSC, but only within these percentage limitations. The minimum withdrawal is $50. The Service, and this exclusion from the CDSC, do not apply to a one-time withdrawal.

To qualify for the Service, you must have invested at least $10,000 in Class A, Class B or Class C shares which you still own of any of the funds within Ivy Funds and, for clients of Waddell & Reed or Legend, any of the funds in Waddell & Reed Advisors Funds; or, you must own Class A, Class B or Class C shares having a value of at least $10,000. The value for this purpose is the value at the current offering price.

You can choose to have shares redeemed to receive:

1.	a monthly, quarterly, semiannual or annual payment of $50 or more;

2.	a monthly payment, which will change each month, equal to one-twelfth of a percentage of the value of the shares in the Account; (you select the percentage); or

3.	a monthly or quarterly payment, which will change each month or quarter, by redeeming a number of shares fixed by you (at least five shares).

Shares are redeemed on either the 5th day or the 20th day of the month in which the payment is to be made, or on the prior business day if the 5th or 20th is not a business day. Payments are made within five days of the redemption.

Retirement plan accounts may be subject to a fee imposed by the plan custodian for use of the Service.

The dividends and other distributions on shares of a class you have made available for the Service are paid in additional shares of that class; however, you may request that payment of such distributions be made in cash. Please note that the cash option is not available for retirement accounts or accounts participating in MAP or SPA. All payments under the Service are made by redeeming shares, which may result in your recognizing a gain or loss for tax purposes. To the extent that payments exceed dividends and other distributions, the number of shares you own will decrease. When all of the shares in an account are redeemed, you will not receive any further payments. Thus, the payments are not an annuity, an income or a return on your investment.

You may, at any time, change the manner in which you have chosen to have shares redeemed to any of the other choices originally available to you. You may, at any time, redeem part or all of the shares in your account; if you redeem all of the shares, the Service is terminated. The Fund can also terminate the Service by notifying you in writing.

After the end of each calendar year, information on shares you redeemed will be sent to you to assist you in completing your Federal income tax return.

Group Systematic Investment Program

Shares of each Fund may be purchased in connection with investment programs established by employee or other groups using systematic payroll deductions or other systematic payment arrangements. The Funds and IFDI do not themselves organize, offer or administer any such programs. However, depending upon the size of the program, the Funds or IFDI may waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others. Unless shares of a Fund are purchased in conjunction with IRAs, such group systematic investment programs are not entitled to special tax benefits under the Code. The Funds reserve the right to refuse purchases at any time or suspend the offering of shares in connection with group systematic investment programs, and to restrict the offering of shareholder privileges, such as check writing, simplified redemptions and other optional privileges, as described in the Prospectus, to shareholders using group systematic investment programs.

Class A shares of each Fund are made available to ML Plan participants at NAV without an initial sales charge if:

(i)	the ML Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the ML Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. (MLAM) that are made available pursuant to a Service Agreement between Merrill Lynch and the fund’s principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the Applicable Investments);

(ii)	the ML Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the ML Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

(iii)	the ML Plan has 500 or more eligible employees, as determined by Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

Alternatively, Class B shares of each Fund are made available to ML Plan participants at NAV without a CDSC if the ML Plan conforms with the requirements for eligibility set forth in (i) through (iii) above but either does not meet the $3 million asset threshold or does not have 500 or more eligible employees.

ML Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B shares of any Fund convert to Class A shares once the ML Plan has reached $5 million invested in Applicable Investments, or 10 years after the date of the initial purchase by a participant under the ML Plan — the ML Plan will receive a ML Plan level share conversion.

Exchanges for Shares of Other Funds or Shares of Funds within InvestEd Portfolios or Waddell & Reed Advisors Funds

Class A Share Exchanges

Once a sales charge has been paid on Class A shares of an Ivy Fund or on shares of InvestEd Portfolios and, for clients of Waddell & Reed or Legend, on Class A shares of any fund in Waddell & Reed Advisors Funds (with the exceptions noted below), these shares and any shares added due to reinvested dividends or other distributions paid on those shares may be freely exchanged for Class A shares of another Ivy Fund or shares of InvestEd Portfolios, and, for clients of Waddell & Reed or Legend, Class A shares of any fund in Waddell & Reed Advisors Funds. The shares you exchange must be worth at least $100 or you must already own shares of the fund into which you want to exchange.

You may exchange Class A shares you own in an Ivy Fund or shares of InvestEd Portfolios and, for clients of Waddell & Reed or Legend, Class A shares of any fund in Waddell & Reed Advisors Funds for Class A shares of another Ivy Fund without charge if (1) a sales charge was paid on these shares, (2) the shares were received in exchange for shares for which a sales charge was paid, or (3) the shares were acquired from reinvestment of dividends and other distributions paid on such shares. There may have been one or more such exchanges so long as a sales charge was paid on the shares originally purchased. Also, shares acquired without a sales charge because the purchase was $1 million or more will be treated the same, for this purpose, as shares on which a sales charge was paid. Subject to the above rules regarding sales charges, you may have a specific dollar amount of Class A shares of Ivy Money Market Fund automatically exchanged each month into Class A shares of an Ivy Fund (or into Class B or Class C shares of an Ivy Fund in certain situations, as noted below), provided you already own Class A (or Class B or Class C, as applicable) shares of that Ivy Fund. The shares of Ivy Money Market Fund which you designate for automatic exchange must be worth at least $100, which may be allocated among the Class A shares of different Ivy Funds so long as each fund receives a value of at least $25. Minimum initial investment and minimum balance requirements apply to such automatic exchange service.

Exchanges of shares from Ivy Money Market Fund (“money market fund shares”) are subject to any sales charge applicable to the Fund being exchanged into, unless the money market fund shares were previously acquired by an exchange from Class A shares of a non-money market fund upon which a sales charge has already been paid.

You may redeem your Class A shares of an Ivy Fund and use the proceeds to purchase Class Y or Class I shares of the Fund if you meet the criteria for purchasing Class Y or Class I shares.

Class B Share Exchanges

You may exchange Class B shares of an Ivy Fund for Class B shares of other Ivy Funds and, for clients of Waddell & Reed or Legend, any fund in Waddell & Reed Advisors Funds without charge.

The redemption of an Ivy Fund’s Class B shares as part of an exchange is not subject to the CDSC. For purposes of computing the CDSC, if any, applicable to the redemption of the shares acquired in the exchange, those acquired shares are treated as having been purchased when the original redeemed shares were purchased.

You may have a specific dollar amount of Class A shares of Ivy Money Market Fund automatically exchanged each month into Class B shares of a fund, provided you already own Class B shares of that fund and meet other criteria. The shares of Ivy Money Market Fund which you designate for automatic exchange must be worth at least $100, which may be allocated among different funds so long as each fund receives a value of at least $25. Minimum initial investment and minimum balance requirements apply to such automatic exchange service.

Class C Share Exchanges

You may exchange Class C shares of an Ivy Fund for Class C shares of another Ivy Fund and, for clients of Waddell & Reed or Legend, any fund in Waddell & Reed Advisors Funds without charge.

The redemption of an Ivy Fund’s Class C shares as part of an exchange is not subject to the CDSC. For purposes of computing the CDSC, if any, applicable to the redemption of the shares acquired in the exchange, those acquired shares are treated as having been purchased when the original redeemed shares were purchased.

You may have a specific dollar amount of Class A shares of Ivy Money Market Fund automatically exchanged each month into Class C shares of an Ivy Fund, provided you already own Class C shares of that fund. The shares of Ivy Money Market Fund which you designate for automatic exchange must be worth at least $100, which may be allocated among different funds so long as each fund receives a value of at least $25. Minimum initial investment and minimum balance requirements apply to such automatic exchange service.

Class I Share Exchanges

Class I shares of an Ivy Fund may be exchanged for Class I shares of any other Ivy Fund that offers Class I shares, or for Class A shares of Ivy Money Market Fund. For clients of Waddell & Reed or Legend, Class I shares of an Ivy Fund may be exchanged for Class Y shares of any fund in Waddell & Reed Advisors Funds that offers Class Y shares.

Class R Share Exchanges

Class R shares of an Ivy Fund may be exchanged for Class R shares of any other fund within Ivy Funds that offers Class R shares.

Class Y Share Exchanges

Class Y shares of an Ivy Fund may be exchanged for Class Y shares of any other Ivy Fund that offers Class Y shares and, for clients of Waddell & Reed or Legend, for Class Y shares of any fund in Waddell & Reed Advisors Funds that offers Class Y shares, or for Class A shares of Ivy Money Market Fund.

General Exchange Information

You may exchange only into funds that are legally permitted for sale in your state of residence. Currently, each Ivy Fund and funds within InvestEd Portfolios and Waddell & Reed Advisors Funds may be sold only within the United States, the Commonwealth of Puerto Rico and the U.S. Virgin Islands.

The exchange will be made at the NAVs next determined after receipt of your written request in good order by the fund whose shares are to be redeemed. When you exchange shares, the total shares you receive will have the same aggregate NAV as the total shares you exchange.

The Funds reserve the right to terminate or modify these exchange privileges at any time. In exercising this right, each Ivy Fund may, for example, limit the frequency of exchanges by a shareholder and/or cancel a shareholder’s exchange privilege.

An exchange is considered a taxable event, and may result in a capital gain or a capital loss, for Federal income tax purposes.

The transfer agent for the Funds reserves the right to reject any purchase orders, including purchases by exchange, and it and the Funds reserve the right to discontinue offering Fund shares for purchase.

Converting Shares

If you hold Class A, Class C or Class Y shares and are eligible to purchase Class I shares, as described in the section entitled “Class I shares” in the Prospectus, you may be eligible to convert your Class A, Class C or Class Y shares to Class I shares of the same Fund, subject to the discretion of IFDI to permit or reject such a conversion. Please contact WISC directly to request a conversion.

A conversion between share classes of the same Fund is not considered a taxable event for Federal income tax purposes.

If you convert from one class of shares to another, the transaction will be based on the respective NAVs per share of the two classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day’s NAVs per share. At the time of conversion, the total dollar value of your “old” shares will equal the total dollar value of your “new” shares. However, subsequent share price fluctuations may decrease or increase the total dollar value of your “new” shares compared with that of your “old” shares.

Retirement Plans and Other Tax-Advantaged Savings Accounts

Your account may be set up as a funding vehicle for a retirement plan or other tax-advantaged savings account. For individual taxpayers meeting certain requirements, IFDI offers Custodial Account Agreements or prototype documents for the following retirement plans and other accounts. All of these plans and accounts involve investment in shares of the Fund (or shares of certain other Ivy Funds) or, for clients of Waddell & Reed or Legend, shares of certain funds in Waddell & Reed Advisors Funds. The dollar limits specified below may change for subsequent years.

Individual Retirement Accounts (IRAs). Investors having eligible earned income may set up an account that is commonly called an IRA. Under a traditional IRA, an investor can contribute for each taxable year up to 100% of his or her earned income, up to the maximum permitted contribution for that year (Annual Dollar Limit), provided the investor has not reached age 70 1/2 by the end of that year. For taxable years beginning in 2013, the Annual Dollar Limit is $5,500. For individuals who have attained age 50 by the last day of the taxable year for which the contribution is made, the Annual Dollar Limit also includes a catch-up contribution. The maximum annual catch-up contribution is $1,000 for both of those years. For a married couple, the maximum annual contribution is the sum of the couple’s separate Annual Dollar Limits or, if less, the couple’s combined earned income for the taxable year, even if one spouse had no earned income. Generally, IRA contributions are deductible unless: (1) the investor (or, if married, his or her spouse) is an active participant in an employer-sponsored retirement plan; and (2) the investor’s (or the couple’s) adjusted gross income (AGI) exceeds certain levels. A married investor who is not an active participant, who files jointly with his or her spouse, and whose combined AGI does not exceed $178,000 for taxable year 2013, is not affected by his or her spouse’s active participant status.

An investor may also use a traditional IRA to receive a rollover contribution that is either (a) a direct rollover distribution from an employer’s retirement plan or (b) a rollover of an eligible distribution paid to the investor from an employer’s retirement plan or another IRA. To the extent a rollover contribution is made to a traditional IRA, the distribution will not be subject to Federal income tax until distributed from the IRA. A direct rollover generally applies to any distribution from an employer’s eligible retirement plan (including a custodial account under Section 403(b)(7) of the Code or a state or local government plan under Section 457 of the Code) other than certain periodic payments, required minimum distributions and other specified distributions. In a direct rollover, the eligible rollover distribution is paid directly to the IRA, not to the investor. If, instead, an investor receives payment of an eligible rollover distribution, all or a portion of that distribution generally may be rolled over to an IRA within 60 days after receipt of the distribution. Because mandatory Federal income tax withholding applies to any eligible rollover distribution that is not paid in a direct rollover, investors should consult their tax advisors or pension consultants as to the applicable tax rules. If you already have an IRA, you may have the assets in that IRA transferred directly to an IRA offered by IFDI.

Roth IRAs. Investors having eligible earned income and whose AGI (or combined AGI, if married) does not exceed certain levels may establish and contribute up to the Annual Dollar Limit per taxable year to a Roth IRA (or to any combination of Roth and traditional IRAs). An individual’s maximum Roth IRA contribution for a taxable year is reduced by the amount of any contributions that individual makes to a traditional IRA for that year. For a married couple, the annual maximum is the sum of the couple’s separate Annual Dollar Limits or, if less, the couple’s combined earned income for the taxable year, even if one spouse had no earned income.

In addition, certain distributions from traditional IRAs, SEP IRAs, SIMPLE IRAs (if more than two years old) and eligible employer-sponsored retirement plans may be rolled over to a Roth IRA, and any of an investor’s traditional IRAs, SEP IRAs and SIMPLE IRAs (if more than two years old) may be converted to a Roth IRA; the earnings, deductible and pre-tax contribution portions of the rollover distributions and conversions are, however, subject to Federal income tax.

Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in the Roth IRA, and withdrawals of earnings are not subject to Federal income tax if the account has been held for at least five years and the account holder has reached age 59 1/2 (or certain other conditions apply).

Simplified Employee Pension (SEP) plans. Employers can make contributions to SEP-IRAs established for employees. Generally, an employer may contribute up to 25% of compensation, subject to certain maximums, per year for each employee.

Savings Incentive Match Plans for Employees of Small Employers (SIMPLE Plans). An employer with 100 or fewer eligible employees that does not sponsor another active retirement plan may establish a SIMPLE Plan to contribute to its employees’ retirement accounts. A SIMPLE Plan can be in the form of either an IRA or a 401(k) plan. In general, an employer can choose to match employee contributions dollar-for-dollar (up to 3% of an employee’s compensation) or may contribute to all eligible employees 2% of their compensation, whether or not they defer salary to their retirement plans. SIMPLE Plans involve fewer administrative requirements, generally, than traditional 401(k) or other qualified plans.

Owner-Only Keogh Plans. A Keogh plan, which is available to self-employed individuals and their spouses, or partners of general partnerships and their spouses, is a defined contribution plan that may be either a money purchase plan or a profit-sharing plan. As a general rule, an investor under a defined contribution Keogh plan can contribute up to 100% of his or her annual earned income, with a maximum of $51,000 for a taxable year beginning in 2013.

Exclusive(k)® Plans allow self-employed individuals (and their spouses who work for and receive wages from the business), or partners of general partnerships and their spouses (who work for and receive wages from the business), to make tax-deductible contributions for themselves, including deferrals, of up to 100% of their adjusted annual earned income, with a maximum of $51,000 for a taxable year beginning in 2013. A Roth 401(k) contribution option also may be available within a qualified 401(k) Plan.

Multi-participant 401(k) Plans allow employees of eligible employers to set aside tax deferred income for retirement purposes, and in some cases, employers will match their contribution dollar-for-dollar up to certain limits. A Roth 401(k) contribution option also may be available within a qualified 401(k) Plan.

Other Pension and Profit-Sharing Plans allow corporations, labor unions, governments, or other organizations of all sizes to make tax-deductible contributions to employees.

457(b) Plans. If an investor is an employee of a state or local government or of certain types of tax-exempt organizations, he or she may be able to enter into a deferred compensation arrangement in accordance with Section 457 of the Code.

403(b)/TSAs – Custodial Accounts and ERISA Title I Plans. If an investor is an employee of a public school system, a church or other Section 501(c)(3) tax-exempt organization, he or she may be able to enter into a deferred compensation arrangement through a custodial account under Section 403(b)(7) of the Code. Some tax-exempt organizations have adopted plans that are subject to Title I of the Employee Retirement Income Security Act of 1974, as amended, and are funded by employer contributions in addition to employee deferrals. For certain grandfathered accounts, a Roth 403(b) contribution option also may be available.

Coverdell Education Savings Accounts. Although not technically for retirement savings, a Coverdell education savings account (ESA) provides a vehicle for saving for a child’s education. An ESA may be established for the benefit of any minor, and any person whose adjusted gross income does not exceed certain levels may contribute each taxable year up to $2,000, excluding rollover and transfer contributions, to an ESA (or to each of multiple ESAs) for the same beneficiary. Contributions are not deductible and may not be made after the beneficiary reaches age 18 (except that this age limit does not apply to a beneficiary with “special needs,” as defined in the Code). Earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay for the “qualified education expenses” of the beneficiary (or certain members of his or her family). Special rules apply where the beneficiary is a special needs person.

More detailed information about these arrangements and applicable forms are available from IFDI. These tax-advantaged retirement and other savings plans and other accounts may be treated differently under state and local tax laws and may involve complex tax questions as to premature distributions and other matters. Investors should consult their tax advisor or pension consultant.

Redemptions

The Prospectus gives information as to redemption procedures. Redemption payments are made within seven days from receipt of a request in good order, unless delayed because of emergency conditions as determined by the SEC, when the NYSE is closed other than for weekends or holidays, or when trading on the NYSE is restricted. Payment is made in cash, although under extraordinary conditions redemptions may be made in portfolio securities. Payment for redemptions of shares of the Funds may be made in portfolio securities when the Board determines that conditions exist making cash payments undesirable. Redemptions made in securities will be made only in readily marketable securities. Securities used for payment of redemptions are valued at the price used in figuring NAV. There would be brokerage costs to the redeeming shareholder in selling such securities. Each Fund, however, has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.

Shareholders who choose to redeem their Class A, Class B or Class C shares and receive their redemption proceeds by Federal Funds wire will be charged a fee of $10, payment of which will be made by redemption of the appropriate number of shares from their Fund account. The $10 fee is waived for the Trustees and officers of the Trust or of any affiliated entity of IFDI, employees of IFDI or of any of its affiliates, current and certain financial advisors of IFDI and its affiliates and the spouse, children, parents, children’s spouses and spouse’s parents of each such Trustee, officer, employee and financial advisor. For this purpose, child includes stepchild and parent includes stepparent.

Reinvestment Privilege

Each Fund offers a reinvestment privilege that allows you to reinvest once each calendar year without charge all or part of any amount of Class A shares you redeem from the Fund by sending to the Fund the amount you wish to reinvest. The amount you return will be reinvested in Class A shares at the NAV next calculated after the Fund receives the returned amount. Your written request to reinvest and the amount to be reinvested (which must be equal to or greater than $200) must be received within 60 calendar days after your redemption request was received, and the Fund must be offering Class A shares of the Fund at the time your reinvestment request is received. You can do this only once each calendar year as to Class A shares of a Fund. The reinvestment must be made into the same Fund, account and class of shares from which it had been redeemed. This privilege may be eliminated or modified at any time without prior notice to shareholders. Purchases made pursuant to the Automatic Investment Service (AIS), payroll deduction and regularly scheduled contributions made by employers on behalf of their employees are not eligible for purchases at NAV under this policy. Purchases within the investment advisory products offered by Waddell & Reed, Inc. are not eligible for purchases at NAV under this policy.

Each Fund also offers a reinvestment privilege for Class B and Class C shares and, where applicable, certain Class A shares under which you may reinvest in the Fund all or part of any amount of the shares you redeemed and have the corresponding amount of the CDSC, if any, which you paid restored to your account by adding the amount of that charge to the amount you are reinvesting in shares of the same class of this Fund. The CDSC, if applicable, will not apply to the proceeds of Class A (as applicable), Class B or Class C shares of a Fund which are redeemed, if equal to or greater than $10, and then reinvested in shares of the same class of the Fund within 60 calendar days after such redemption. If Fund shares of that class are then being offered, you can put all or part of your redemption payment back into such shares at the NAV next calculated at the time your request is received. Your written request to do this must be received within 60 calendar days after your redemption request was received. You can do this only once each calendar year as to Class B shares, once each calendar year as to Class C shares, and once each calendar year as to certain Class A shares of the Fund. For purposes of determining future CDSC, the reinvestment will be treated as a new investment. The reinvestment must be made into the same Fund, account and class of shares from which it had been redeemed. This privilege may be eliminated or modified at any time without prior notice to shareholders. Purchases made pursuant to the AIS, payroll deduction and regularly scheduled contributions made by employers on behalf of their employees are not eligible for purchases at NAV under this policy. Purchases within the investment advisory products offered by Waddell & Reed, Inc. are not eligible for purchases at NAV under this policy.

Mandatory Redemption of Certain Small Accounts

Each Fund has the right to require the redemption of shares held under any account or any plan if the aggregate NAV of such shares (taken at cost or value as the Board may determine) is less than $500. The Board has no intent to require such redemptions in the foreseeable future. If the Board should elect to require such redemptions, shareholders who are affected will receive prior written notice and will be permitted 60 calendar days to bring their accounts up to the minimum before this redemption is processed.

Determination of Offering Price

The NAV of each class of the shares of a Fund is the value of the assets of that class, less the liabilities of that class, divided by the total number of outstanding shares of that class.

Class A shares of the Funds are sold at their next determined NAV plus the sales charge, if any, described in the Prospectus. The sales charge is paid to IFDI. No price makeup for Class A shares is given in this SAI, as the Funds were not in existence prior to the date of this SAI.

The offering price of a Class A share is its NAV next calculated following acceptance of a purchase request, in good order, plus the sales charge, as applicable. The offering price of a Class B share, Class C share, Class I share, Class R share, Class Y share or certain Class A shares is the applicable class NAV next calculated following acceptance of a purchase request, in good order. The number of shares you receive for your purchase depends on the next offering price after IFDI, or an authorized third party, properly receives and accepts your order. Therefore, if your order is received in proper form by IFDI or an authorized third party before 4:00 p.m. Eastern time on a day in which the NYSE is open, you should generally receive that day’s offering price. If your order is received in proper form by IFDI or an authorized third party after 4:00 p.m. Eastern time, you will receive the offering price as calculated as of the close of business of the NYSE on the next business day. You should consult that firm to determine the time by which it must receive your order for you to purchase shares of a Fund at that day’s price. You will be sent a confirmation after your purchase (except for automatic transactions) which will indicate how many shares you have purchased.

IFDI need not accept any purchase order, and it or the Funds may determine to discontinue offering Fund shares for purchase.

The NAV and offering price per share of a Fund are computed once on each day that the NYSE is open for trading as of the later of the close of the regular session of the NYSE, 4:00 p.m. Eastern time, or the close of the regular session of any other securities or commodities exchange on which an option or futures contract held by the Fund is traded. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that the NYSE will not be open on the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day,

Thanksgiving Day and Christmas Day. However, it is possible that the NYSE may close on other days. The NAV per share of a Fund will likely change every business day, since typically the value of the assets and the number of shares outstanding change every business day.

Valuation – General

The securities in the portfolio of each Fund that are listed or traded on a stock exchange, are ordinarily valued at the last sale on that day prior to the close of the regular session of the NYSE as reported by the principal securities exchange on which the security is traded or, if no sale is recorded, the average of the last bid and ask prices. (If a security is traded on one or more exchange(s) and in the OTC market, quotations from the market in which the security is primarily traded will be used.) Stocks that are traded OTC are valued using the NASDAQ Official Closing Price (NOCP), as determined by NASDAQ, or, lacking an NOCP, at the last current reported sales prices as of the time of valuation on NASDAQ or, lacking any current reported sales on NASDAQ, at the time of valuation at the average of the last bid and asked prices.

Bonds (including foreign bonds), convertible bonds, municipal bonds, government securities, mortgage-backed securities and swap agreements are ordinarily valued at the price provided by an independent pricing service. Short-term debt securities are valued at amortized cost, which approximates market value. Securities or other assets that are not valued by the foregoing methods (or those described below) and for which market quotations are not readily available, and certain foreign securities, foreign derivatives traded on foreign exchanges and foreign OTC options, are valued at their fair value as determined in good faith under procedures established by, and under the general supervision and responsibility of, the Board.

Listed options contracts are ordinarily valued, as of the valuation time, at the price as provided by Interactive Data Corporation (IDC) (the mean of the bid and ask price) or, if not available from IDC, at the mean between the last bid and asked prices, as such prices are provided by Bloomberg or Reuters. In the event IDC, Bloomberg or Reuters does not provide a current price, a price is sought from another pricing service or from a broker-dealer (in accordance with fund accounting procedures). Over-the-counter (OTC) options are ordinarily valued, as of the valuation time, at the price of the applicable listed look-alike security as provided by the independent pricing service, or if not available, from Bloomberg or Reuters (the mean of the bid and ask price). If a listed look-alike is not available, at the price provided by a broker-dealer (in accordance with fund accounting procedures). If a price is not available from either of these sources, through a model reasonably designed to provide a current market price for the OTC option (any price obtained through a model will be reviewed by an internal valuation committee).

Futures contracts ordinarily are valued at the settlement price as provided by the independent pricing service, or if not available from the independent pricing service, the contract’s settlement price provided by Bloomberg. In the event a price is not available from these two sources, a price will be sought from another pricing service or from a broker-dealer. Certain foreign futures contracts and other derivatives held by a Fund may be valued based on the indication of fair value provided by the Fund’s third-party pricing service, in accordance with guidelines adopted by the Board.

Precious metals are valued at the last traded spot price for the appropriate metal immediately prior to the close of the regular session of the NYSE.

Foreign currency exchange rates are ordinarily provided by an independent pricing service. The foreign currency exchange transactions of a Fund conducted on a spot (that is, cash) basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. This rate under normal market circumstances differs from the prevailing exchange rate in an amount generally less than one-tenth of one percent due to the costs of converting from one currency to another.

Occasionally, events affecting the value of foreign investments and foreign currency exchange rates occur between the time the applicable foreign market closes and the close of the regular session of trading on the NYSE. If events materially affecting the value of such investments or currency exchange rates occur during such time period, the investments will be valued at their fair value as determined under procedures established by, and under the general supervision and responsibility of, the Board.

When a Fund believes a reported market price for a security does not reflect the amount the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value estimate made according to procedures approved by the Board. A Fund may also use these procedures to value certain types of illiquid securities. Fair value pricing generally will be used by a Fund if the exchange on which a portfolio security is traded closes early or if trading in a particular security is halted during the day and does not resume prior to the time the Fund’s NAV is calculated.

A Fund may also use these methods to value securities that trade in a foreign market if a significant event that appears likely to materially affect the value of foreign investments or foreign currency exchange rates occurs between the time that foreign market closes and the time the NYSE closes. A Fund that invests a portion of its assets in foreign securities may also be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Fund shares. In that case, such investments or exchange rates may be valued at their fair values as determined according to the procedures approved by the Board. Significant events include, but are not limited to, (1) those impacting a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts affecting a country or region, and (4) significant U.S. or foreign market fluctuation.

The Funds have retained a third-party pricing service (the Service) to assist in valuing foreign securities and certain foreign derivatives (collectively, foreign securities) held in the Funds’ portfolios. The Service conducts a screening process to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where WISC, in accordance with guideless adopted by the Board, believes, at the approved degree of certainty, that the price is not reflective of current market price, WISC may use the indication of fair value from the Service to determine the fair value of the security. The Service, the methodology or the degree of certainty may change from time to time. The Board regularly reviews, and WISC regularly monitors and reports to the Board, the Service’s pricing of the Funds’ foreign securities, as applicable.

Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event — thus potentially alleviating arbitrage opportunities with respect to Fund shares. Another effect of fair valuation is that a Fund’s NAV will be subject, in part, to the judgment of the Board or its designee instead of being determined directly by market prices. When fair value pricing is applied, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities, and therefore, a shareholder purchasing or redeeming shares on a particular day might pay or receive more or less than would be the case if a security were valued differently. It may also affect all shareholders in that if Fund assets were paid out differently due to fair value pricing, all shareholders will be impacted incrementally. There is no assurance, however, that fair value pricing will more accurately reflect the value of a security on a particular day than the market price of such security on that day or that it will prevent or alleviate the impact of market timing activities. For a description of market timing activities, please see “Market Timing Policy” in the Prospectus.

Optional delivery standby commitments are valued at fair value under the general supervision and responsibility of the Board. They are accounted for in the same manner as exchange-listed puts.

TAXATION OF THE FUNDS

General

Each Fund intends to qualify for treatment as a regulated investment company (RIC) under the Code, so that it is relieved of Federal income tax on that part of its investment company taxable income (consisting generally of net taxable investment income, the excess of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. To continue to qualify for treatment as a RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of the sum of its investment company taxable income and must meet several additional requirements. For each Fund, these requirements include the following:

(1) the Fund must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures contracts or forward currency contracts) derived with respect to its business of investing in securities or those currencies and (b) net income from an interest in a QPTP (Income Requirement); and

(2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes) (50% Diversification Requirement), and (b) not more than 25% of the value of its total assets may be invested in (i) the securities (other than government securities or the securities of other RICs) of any one issuer, (ii) the securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar, or related trades or businesses, or (iii) the securities of one or more QPTPs (collectively, RIC Diversification Requirements).

A QPTP is defined as a publicly traded partnership (generally, a partnership the interests in which are “traded on an established securities market” or are “readily tradable on a secondary market (or the substantial equivalent thereof)”) other than a partnership at least 90% of the gross income of which consists of dividends, interest, and other income that satisfies the Income Requirement (collectively, Qualifying Income).

The gains that a Fund derives from investments in options or futures contracts on gold that are made for the purpose of hedging the Fund’s investment in securities of companies in the businesses of mining, processing, producing, exploring for, refining, or selling gold generally constitute Qualifying Income. However, direct investments by a Fund in precious metals or in options or futures contracts on them made for non-hedging purposes would have adverse tax consequences for the Fund and its shareholders if it either (1) derived more than 10% of its gross income in any taxable year from the disposition of such metals, options, and futures contracts and from other non-Qualifying Income or (2) held such metals, options, and futures contracts in such quantities that it failed to satisfy the 50% Diversification Requirement. Each Fund that invests in precious metals or in options or futures contracts on them intends to manage or continue to manage its holdings thereof so as to avoid failing to satisfy those requirements for these reasons.

Pursuant to provisions of the RIC Modernization Act of 2010 (Modernization Provisions), a Fund will be able to cure a failure to satisfy any of the Income and Diversification Requirements as long as the failure “is due to reasonable cause and not due to willful neglect” and the Fund pays a deductible tax calculated in accordance with those provisions and meets certain other requirements.

If a Fund failed to qualify for treatment as a RIC for any taxable year and was unable, or determined not to, avail itself of the Modernization Provisions, then for Federal tax purposes (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year (even if it distributed that income to its shareholders) and (2) the shareholders would treat all those distributions, including distributions of net capital gain as taxable dividends to the extent of the Fund’s earnings and profits, taxable as ordinary income, except that, (1) for individual and certain other noncorporate shareholders, the part of such dividends that is “qualified dividend income” (as defined below under Shareholder Tax Considerations) would be subject to Federal income tax at the rate for net capital gain — a maximum of 15% for a single shareholder with taxable income not exceeding $400,000 ($450,000 for married shareholders filing jointly) and 20% for those noncorporate shareholders with taxable income exceeding those respective amounts — and (2) all or part of those dividends would be eligible for the dividends-received deduction available to corporations under certain circumstances. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

Dividends and other distributions a Fund declares in October, November, and/or December of any year that are payable to its shareholders of record on a date in such a month are deemed to have been paid by the Fund and received by the shareholders on December 31 if the Fund pays them during the following January. Accordingly, those dividends and other distributions (except for exempt-interest dividends, as described below) will be taxed to the shareholders for the year in which that December 31 falls.

Each Fund will be subject to a nondeductible 4% excise tax (Excise Tax) to the extent it fails to distribute, by the end of any calendar year, substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. For these purposes, a Fund may defer into the next taxable year capital loss incurred between November 1 and the end of the current taxable year end as well as certain late year ordinary losses incurred between January 1 and the end of the current taxable year end. It is the policy of each Fund to pay sufficient dividends and other distributions each year to avoid imposition of the Excise Tax.

Income from Foreign Securities

Dividends and interest a Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (collectively, “foreign taxes”) that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations — which may occur for one or more Funds — the Fund will be eligible to, and may file an election with the Internal Revenue Service (IRS) that will enable its shareholders, in effect, to benefit from any foreign tax credit or deduction available with respect to any foreign taxes it pays. Pursuant to the election, a Fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by the shareholder, the shareholder’s proportionate share of those taxes, (2) would be required to treat that share of those taxes and of any dividend the Fund paid that represents income from foreign or U.S. possessions sources (“foreign-source income”) as the shareholder’s own income from those sources, and (3) could either use the foregoing information in calculating the foreign tax credit against the shareholder’s Federal income tax or, alternatively, deduct the foreign taxes deemed paid by the shareholder in computing taxable income. If a Fund makes this election for a taxable year, it will report to its shareholders shortly after that year their respective shares of the foreign taxes it paid and its foreign-source income.

Certain Funds within Ivy Funds may invest in the stock of passive foreign investment companies (PFICs). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Whether a foreign corporation is a PFIC is a fact-intensive determination that is based on various facts and circumstances that may change from time to time, and the principles and methodology used in determining whether a foreign corporation is a PFIC are subject to interpretation. It is possible that a Fund could invest in a foreign corporation that becomes, or is determined to be, a PFIC after the Fund makes the investment.

Under certain circumstances, a Fund will be subject to Federal income tax on a portion of any excess distribution it receives on the stock of a PFIC or of any gain on disposition of the stock (collectively PFIC income), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. However, distributions of PFIC income to shareholders are not “qualified dividend income.”

If a Fund invests in a PFIC and elects to treat the PFIC as a qualified electing fund (QEF), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain — which the Fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax — even if the QEF does not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

A Fund may elect to mark to market its stock in any PFIC. Marking-to-market, in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of a PFIC’s stock over a Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also may deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. A Fund’s adjusted basis in each PFIC’s stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election.

Foreign Currency Gains and Losses

Gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) except in certain circumstances, from options and forward contracts on foreign currencies (and on financial instruments involving foreign currencies) and from notional principal contracts (for example, swaps, caps, floors, and collars) involving payments denominated in foreign currencies, (3) on the disposition of each debt security denominated in a foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of its disposition, and (4) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends, or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally are treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain.

Each Fund that is permitted to invest in forward currency contracts may elect to treat gains and losses from those contracts as capital gain or loss. These gains or losses may increase or decrease the amount of a Fund’s investment company taxable income (if short-term in nature) or net capital gain (if long-term in nature) to be distributed to its shareholders.

Income from Financial Instruments and Foreign Currencies

The use of hedging and option income strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures contracts, and forward currency contracts a Fund derives with respect to its business of investing in securities or foreign currencies (see the discussion under General above regarding options and futures contracts on gold), will be Qualifying Income.

Any income a Fund earns from writing options is treated as short-term capital gain. If a Fund enters into a closing purchase transaction, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it paid for the option it bought. If an option written by a Fund lapses without being exercised, the premium it received also will be a short-term capital gain. If such an option is exercised and the Fund thus sells the securities subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale.

Certain futures contracts, foreign currency contracts, and “non-equity” options (that is, certain listed options, such as those on a “broad-based” securities index) — but excluding any “securities futures contract” that is not a “dealer securities futures contract” (both as defined in the Code) and any interest rate cap or floor, interest rate or certain other swap, or similar agreement — in which a Fund may invest will be “Section 1256 contracts.” Section 1256 contracts a Fund holds at the end of its taxable year, other than contracts subject to a “mixed straddle” election the Fund may make, are marked-to-market (that is, treated as sold at that time for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses are treated as though they were realized. Sixty percent of any net gains or losses recognized on these deemed sales, and 60% of any net realized gains or losses from any actual sales of Section 1256 contracts, are treated as long-term capital gains or losses, and the balance is treated as short-term capital gains or losses. Section 1256 contracts are also marked-to-market at the end of October for purposes of the Excise Tax. A Fund may need to distribute any mark-to-market gains as of the end of its taxable year to its shareholders to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain, which will be includible in its investment company taxable income and thus taxable to its shareholders as ordinary income when distributed to them). These rules may also operate to increase the net capital gain a Fund recognizes, even though it may not have closed the transactions and received cash to pay the distributions.

Code Section 1092 (dealing with straddles) also may affect the taxation of options, futures contracts, and forward currency contracts in which a Fund may invest. That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options, futures contracts, and forward currency contracts are positions in personal property. Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that would otherwise be recognized under the mark-to-market rules discussed above. The regulations under Section 1092 also provide certain “wash sale” rules, which apply to any transaction where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. If a Fund makes certain elections, the amount, character, and timing of the recognition of gains and losses from the affected straddle positions will be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences of straddle transactions to the Funds are not entirely clear.

If a Fund has an “appreciated financial position” — generally, an interest (including an interest through an option, futures, or forward currency contract or short sale) with respect to any stock, debt instrument (other than “straight debt”), or partnership interest the fair market value of which exceeds its adjusted basis — and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward currency contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction of a Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (that is, at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

Income from REITs

Certain Funds within Ivy Funds may invest in REITs that (1) hold residual interests in real estate mortgage investment conduits (REMICs) or (2) engage in mortgage securitization transactions that cause the REITs to be taxable mortgage pools (TMPs) or have a qualified REIT subsidiary that is a TMP. A portion of the net income allocable to REMIC residual interest holders may be an “excess inclusion.” The Code authorizes the issuance of regulations dealing with the taxation and reporting of excess inclusion income of REITs and RICs that hold residual REMIC interests and of REITs, or qualified REIT subsidiaries, that are TMPs. Although those regulations have not yet been issued, the U.S. Treasury Department and the IRS issued a notice in 2006 (Notice) announcing that, pending the issuance of further guidance, the IRS would apply the principles in the following paragraphs to all excess inclusion income, whether from REMIC residual interests or TMPs.

The Notice provides that a REIT must (1) determine whether it or its qualified REIT subsidiary (or a part of either) is a TMP and, if so, calculate the TMP’s excess inclusion income under a “reasonable method,” (2) allocate its excess inclusion income to its shareholders generally in proportion to dividends paid, (3) inform shareholders that are not “disqualified organizations” (that is, governmental units and tax-exempt entities that are not subject to tax on their unrelated business taxable income (UBTI)) of the amount and character of the excess inclusion income allocated thereto, (4) pay tax (at the highest Federal income tax rate imposed on corporations) on the excess inclusion income allocated to its disqualified organization shareholders, and (5) apply the withholding tax provisions with respect to the excess inclusion part of dividends paid to foreign persons without regard to any treaty exception or reduction in tax rate. Excess inclusion income allocated to certain tax-exempt entities (including Qualified Plans, IRAs, and public charities) constitutes UBTI to them.

A RIC with excess inclusion income is subject to rules identical to those in clauses (2) through (5) above (substituting “that are nominees” for “that are not ‘disqualified organizations’” in clause (3) and inserting “record shareholders that are” after “its” in clause (4)). The Notice further provides that a RIC is not required to report the amount and character of the excess inclusion income allocated to its shareholders that are not nominees, except that, (1) a RIC with excess inclusion income from all sources that exceeds 1% of its gross income must do so and (2) any other RIC must do so by taking into account only excess inclusion income allocated to the RIC from REITs the excess inclusion income of which exceeded 3% of its dividends. No Fund will invest directly in REMIC residual interests or intends to invest in REITs that, to its knowledge, invest in those interests or are TMPs or have a qualified REIT subsidiary that is a TMP.

Income from OID Securities

Certain Funds within Ivy Funds may invest in taxable or municipal zero coupon bonds or other securities issued with OID. As a holder of those securities, a Fund must include in its gross income (or take into account, in the case of municipal OID securities) the OID that accrues on them during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Similarly, a Fund must include in its gross income securities it receives as “interest” on PIK securities. Because a Fund annually must distribute (1) substantially all of its investment company taxable income (including any accrued OID and other non-cash income), to avoid imposition of the Excise Tax and (2) substantially all of the sum of that income and its net tax-exempt income (including any tax-exempt OID), to satisfy the Distribution Requirement, it may be required in a particular taxable year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund’s cash assets or from the proceeds of sales of portfolio securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Shareholder Tax Considerations

Dividends a Fund pays to you from investment company taxable income will be taxable as ordinary income, except that a Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions) generally will be subject to Federal income tax for individual and certain other noncorporate shareholders who satisfy those restrictions with respect to their Fund shares at the rate for net capital gain — a maximum of 15% for a single shareholder with taxable income not exceeding $400,000 ($450,000 for married shareholders filing jointly) and 20% for those noncorporate shareholders with taxable income exceeding those respective amounts. A portion of a Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporate shareholders (DRD) — the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to Federal income tax (excluding REITs) and excludes dividends from foreign corporations — subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to the DRD are subject indirectly to the AMT.

Distributions to you of a Fund’s net capital gain (the excess of net long-term capital gain over net short-term capital loss) will be taxable as long-term capital gain, at the 15% and 20% maximum rates mentioned above, regardless of how long you have held your Fund shares. Shareholders other than qualified retirement plans, IRAs, and other tax-exempt investors will be subject to Federal income tax on dividends and capital gain distributions received from a Fund, regardless of whether they are received in cash or additional Fund shares.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if they purchase shares shortly before the record date for a dividend (other than an “exempt-interest dividend” described in the following sub-section) or capital gain distribution, they will receive some portion of the purchase price back as a taxable distribution.

Individual shareholders of a Fund described in the second paragraph under Income from Foreign Securities above who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on IRS Forms 1099 and all of whose foreign source income is “qualified passive income” may elect each taxable year to be exempt from the foreign tax credit limitation for Federal income tax purposes (about which shareholders may wish to consult their tax advisors), in which event they would be able to claim a foreign tax credit without having to file the detailed IRS Form 1116 that otherwise is required. A shareholder will not be entitled to credit or deduct its allocable portions of foreign taxes a Fund paid if the shareholder has not held that Fund’s shares for at least 16 days during the 31-day period beginning 15 days before the ex-distribution date for those shares. The minimum holding period will be extended if the shareholder’s risk of loss with respect to those shares is reduced by reason of holding an offsetting position. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. A foreign shareholder may not deduct or claim a credit for foreign taxes in determining its U.S. income tax liability unless the Fund dividends paid to it are effectively connected with the shareholder’s conduct of a U.S. trade or business.

Income dividends a Fund pays to a nonresident alien individual, foreign corporation or partnership, or foreign trust or estate (each, a “foreign shareholder”), other than (1) dividends paid to a foreign shareholder whose ownership of shares is effectively connected with a trade or business within the United States the shareholder conducts and (2) capital gain distributions paid to a nonresident alien individual who is physically present in the United States for no more than 182 days during the taxable year, generally will be subject to a Federal withholding tax of 30% (or lower treaty rate). Two categories of dividends, however, “interest-related dividends” and “short-term capital gain dividends,” if reported by a Fund in writing to its shareholders, are exempt from that tax. “Interest-related dividends” are dividends that are attributable to “qualified net interest income” (i.e., “qualified interest income,” which generally consists of certain original issue discount, interest on obligations “in registered form,” and interest on deposits, less allocable deductions). “Short-term capital gain dividends” are dividends that are attributable to net short-term capital gain, computed with certain adjustments. The exemption from withholding tax applies to interest-related dividends and short-term capital gain dividends a Fund pays to foreign investors, with certain exceptions, only with respect to Fund taxable years beginning before January 1, 2014 (unless the period for the exemption’s applicability is extended by legislation, which has occurred frequently).

Under legislation enacted in March 2010 known as “FATCA” (the Foreign Account Tax Compliance Act), each Fund will be required to withhold 30% of (1) income dividends it pays after December 31, 2013, and (2) capital gain distributions and the proceeds of share redemptions it pays after December 31, 2016, to certain non-U.S. shareholders that fail to meet certain information reporting or certification requirements. Those non-U.S. shareholders include foreign financial institutions (FFIs), such as non-U.S. investment funds, and non-financial foreign entities (NFFEs). To avoid withholding under FATCA, (a) an FFI must enter into an information sharing agreement with the IRS in which it agrees to report identifying information (including name, address, and taxpayer identification number) of the shareholder’s direct and indirect U.S. owners and (b) an NFFE must provide requisite information to the withholding agent regarding its U.S. owners, if any. Those non-U.S. shareholders also may fall into certain exempt, excepted, or deemed compliant categories established by regulations and other guidance. Under proposed regulations, an FFI will need to enter into such an agreement with the IRS by December 31, 2013, to insure that it will be identified as FATCA-compliant in sufficient time to allow the Fund to refrain from withholding beginning on January 1, 2014. A non-U.S. shareholder that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA (currently proposed as Form W-8BEN-E) in order to avoid the FATCA withholding.

Under the proposed regulations, the information sharing agreement that FFIs must enter into in order to achieve FATCA compliance also would require them to commence information reporting for the calendar year 2013, due March 31, 2015. For 2013 and 2014, FFIs would only need to report name, address, taxpayer identification number, and account number and balance; and thereafter, they also would be obligated to report income earned on the account. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund.

UNDERWRITER

IFDI, located at 6300 Lamar Avenue, Overland Park, KS, acts as principal underwriter and distributor of the Funds’ shares pursuant to an underwriting agreement entered into between IFDI and the Trust (the Underwriting Agreement). The Underwriting Agreement requires IFDI to use its best efforts to sell the shares of the Funds but is not exclusive, and permits and recognizes that IFDI also distributes shares of other investment companies and other securities. Shares are sold on a continuous basis. IFDI is not required to sell any particular number of shares, and sells shares only for purchase orders received. Under this agreement, IFDI pays the costs of sales literature, including the costs of shareholder reports used as sales literature.

Each of Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund was not in existence at March 31, 2013, the Trust’s most recent fiscal year end, and therefore did not pay underwriting commissions during that period.

FINANCIAL STATEMENTS

Each Fund is new and has no performance history as of the date of this SAI. Financial information therefore is not available. The audited financial statements for each Fund will appear in the Funds’ Annual Report to shareholders when available.

Portfolio Holdings Disclosure

Fund holdings can be found at www.ivyfunds.com. Alternatively, a complete schedule of portfolio holdings of each Fund for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q. These holdings may also be viewed in the following ways:

•	On the SEC’s website at http://www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling 202.551.8090.

APPENDIX A

The following are descriptions of some of the ratings of securities in which a Fund may invest. IICO may also use ratings provided by other NRSROs in determining the eligibility of securities for the Funds.

Description of Bond Ratings

Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P). An S&P corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

1. Likelihood of default — capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

2. Nature of and provisions of the obligation;

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

A brief description of the applicable S&P rating symbols and their meanings follow:

AAA — Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA — Debt rated AA also qualifies as high-quality debt. Capacity to pay interest and repay principal is very strong, and debt rated AA differs from AAA issues only in a small degree.

A — Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C — Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB — Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B — Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC — Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

CC — The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C — The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI — The rating CI is reserved for income bonds on which no interest is being paid.

D — Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace periods. The D rating will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-) — To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR — Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Debt Obligations of issuers outside the United States and its territories are rated on the same basis as U.S. corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as investment grade ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

Moody’s Investors Service, Inc. (Moody’s). A brief description of the applicable Moody’s rating symbols and their meanings follows:

Aaa — Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A — Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa — Bonds which are rated Baa are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol 1 following the rating.

Ba — Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca — Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C — Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Description of Preferred Stock Ratings

S&P. An S&P preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the debt rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

The preferred stock ratings are based on the following considerations:

1. Likelihood of payment — capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation;

2. Nature of, and provisions of, the issue;

3. Relative position of the issue in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

AAA — This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA — A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A — An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB — An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the ‘A’ category.

BB, B, CCC — Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC — The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

C — A preferred stock rated C is a non-paying issue.

D — A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

NR — This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Plus (+) or minus (-) — To provide more detailed indications of preferred stock quality, the rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

A preferred stock rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Moody’s. Because of the fundamental differences between preferred stocks and bonds, a variation of Moody’s familiar bond rating symbols is used in the quality ranking of preferred stocks. The symbols are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stock occupies a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

Note: Moody’s applies numerical modifiers 1, 2 and 3 in each rating classification; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Preferred stock rating symbols and their definitions are as follows:

aaa — An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa — An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

a — An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa — An issue which is rated baa is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba — An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b — An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa — An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca — An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c — This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Description of Note Ratings

S&P. An S&P note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

— Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note).

— Source of Payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

The note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Moody’s. Moody’s Short-Term Loan Ratings — Moody’s ratings for state and municipal short-term obligations will be designated Moody’s Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run. Rating symbols and their meanings follow:

MIG 1 — This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 — This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4 — This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Description of Commercial Paper Ratings

S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to indicate the relative degree of safety. Issues assigned an A rating (the highest rating) are regarded as having the greatest capacity for timely payment. An A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. An A-2 rating indicates that capacity for timely payment is satisfactory; however, the relative degree of safety is not as high as for issues designated A-1. Issues rated A-3 have adequate capacity for timely payment; however, they are more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only speculative capacity for timely payment. A C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default, which occurs when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Moody’s commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the designations of Prime 1, Prime 2 and Prime 3, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. Issuers rated Prime 1 have a superior capacity for repayment of short-term promissory obligations and repayment capacity will normally be evidenced by (1) leading market positions in well established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime 2 also have a strong capacity for repayment of short-term promissory obligations as will normally be evidenced by many of the characteristics described above for Prime 1 issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation; capitalization characteristics, while still appropriate, may be more affected by external conditions; and ample alternate liquidity is maintained. Issuers rated Prime 3 have an acceptable capacity for repayment of short-term promissory obligations, as will normally be evidenced by many of the characteristics above for Prime 1 issuers, but to a lesser degree. The effect of industry characteristics and market composition may be more pronounced; variability in earnings and profitability may result in changes in the level of debt protection measurements and requirement for relatively high financial leverage; and adequate alternate liquidity is maintained.

Description of Short-Term Credit Ratings

Fitch Ratings — National Short-term Credit Ratings:

F1 — Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under Fitch’s national rating scale, this rating is assigned to the best credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the government. Where the credit risk is particularly strong, a + is added to the assigned rating.

F2 — Indicates a satisfactory capacity for timely payment of financial commitments relative other issuers in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3 — Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B — Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C — Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D — Indicates actual or imminent payment default.

Notes to Short-term national rating:

+ or — may be appended to a national rating to denote relative status within a major rating category. Such suffixes are not added to Short-term national ratings other than F1.

Ratings Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as Positive, indicating a potential upgrade, Negative, for a potential downgrade, or Evolving, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

APPENDIX B

Proxy Voting Policies of the Investment Subadviser

LASALLE INVESTMENT MANAGEMENT SECURITIES, LLC,

LASALLE INVESTMENT MANAGEMENT SECURITIES B.V. and

LASALLE INVESTMENT MANAGEMENT SECURITIES HONG KONG

LaSalle Investment Management Securities, LLC (“LaSalle U.S.”), LaSalle Investment Management Securities B.V. (“LaSalle B.V.”) and LaSalle Investment Management Securities Hong Kong (“LaSalle H.K.”) have adopted the following policies and procedures in order to comply with their respective obligations relating to the voting of proxies under the Investment Advisers Act of 1940, specifically Rule 206(4)-6, the Dutch Act on Financial Supervision and the Hong Kong Securities and Futures Commission Code of Conduct, and any derivative legislation, regulations, guidelines or position papers in relation thereto. The policy as drafted is designed to facilitate compliance with U.S, Dutch and Hong Kong rules and regulations.

As a general matter, LaSalle U.S. votes proxies for all client accounts that have granted LaSalle U.S. such authority except for those accounts that are for (i) European-only investment mandates, for which proxy voting is managed by LaSalle B.V. and (ii) Asia-Pacific only investment mandates, for which proxy voting is managed by LaSalle H.K. or LaSalle U.S. (depending on the entity that is the party to investment management agreement) in each case where such authority is granted by the investment management agreement. LaSalle B.V. and LaSalle H.K. provide proxy recommendations to LaSalle U.S. with respect to companies based in Europe and Asia-Pacific, respectfully, for global mandate portfolios, but final proxy voting authority is retained by LaSalle U.S. in such cases. The term “LaSalle” refers herein to LaSalle U.S., LaSalle B.V. and LaSalle H.K.

“Chief Investment Officer” means Keith Pauley.

“Europe Portfolio Manager” means Ernst-Jan de Leeuw.

“Global Portfolio Manager” means George Noon.

“Asia-Pacific Portfolio Manager” means George Noon.

“Client” means all discretionary investment advisory clients and accounts over which LaSalle U.S., LaSalle B.V. or LaSalle H.K., as applicable, exercises proxy voting authority. “Client” does not include any investment advisory client if the person retains proxy voting authority.

“Proxy” as used in this Policy includes the submission of a security holder vote by proxy instrument, in person at a meeting of security holders or by written consent.

“Proxy Voting Administrator” means Stephen DiDomenico.

I. INTRODUCTION

LaSalle’s policy is to vote any Proxy in the best interest of its Clients. Accordingly, LaSalle will vote any Proxy in a manner intended to promote the Client’s investment objective, usually to maximize investment returns, following the investment restrictions and policies of the Client.

These are guidelines only and there may be instances when LaSalle does not vote in accordance with the Policy due to the specific circumstances of the company in question. LaSalle cannot anticipate every situation and certain issues are better handled on a case-by-case basis. The guidelines included in this Policy are subject to change as LaSalle periodically reassesses these policies and procedures to reflect developments in Proxy voting and the best interest of Clients.

II. ADMINISTRATION

The Proxy Voting Administrator is responsible for the following:

•	oversight of disclosure of information to Clients;

•	retention of required records relating to Proxies and this Policy; and

•	executing Proxy Votes (once a voting decision has been made).

The Chief Investment Officer is responsible for overall compliance with the Policy and for the following with respect to U.S. and Canada companies:

•	monitoring corporate actions;

•	monitoring for conflicts of interest between LaSalle and Clients; and

•	reviewing Proxies and making Proxy voting decisions determined on a case-by-case basis or not in accordance with the Policy in unusual or special circumstances.

The Global Portfolio Manager is responsible for the following with respect to companies outside the U.S. and Canada for global mandate portfolios:

•	monitoring corporate actions;

•	monitoring for conflicts of interest between LaSalle and Clients; and

•	reviewing Proxies and making Proxy voting decisions determined on a case-by-case basis or not in accordance with the Policy in unusual or special circumstances.

The Europe Portfolio Manager is responsible for the following with respect to companies held in European-only mandates:

•	monitoring corporate actions;

•	monitoring for conflicts of interest between LaSalle B.V. and Clients; and

•	reviewing Proxies and making Proxy voting decisions determined on a case-by-case basis or not in accordance with the Policy in unusual or special circumstances.

The Asia-Pacific Portfolio Manager is responsible for the following with respect to companies held in Asia-Pacific-only mandates:

•	monitoring corporate actions;

•	monitoring for conflicts of interest between LaSalle and Clients; and

•	reviewing Proxies and making Proxy voting decisions determined on a case-by-case basis or not in accordance with the Policy in unusual or special circumstances.

III. PROXY VOTING GENERALLY

This Policy was developed by LaSalle’s Portfolio Management Oversight Committee. Periodically, the Chief Investment Officer reviews the Proxy voting process, policies, and procedures with input from the Global Portfolio Manager, the Europe Portfolio Manager and the Asia-Pacific Portfolio Manager.

Proxy voting decisions are based, in part, on the knowledge of each company and company management, independent third party research, and information presented by company management and shareholder groups.

The procedures set forth in the “Material Conflicts of Interest” section of this Policy shall apply in the event a material conflict of interest arises in the course of voting a Proxy. All LaSalle employees are responsible for notifying the Proxy Voting Administrator with respect to any material conflict of interest related to Proxy voting of which they become aware.

In addition, LaSalle subscribes to Institutional Shareholder Services’ standard proxy advisory service (ISS) for research and recommendations on proxy issues. Typically, LaSalle follows recommendations of the ISS Benchmark Policy, except to the extent such recommendations vary from the policies set forth below under “Specific Voting Policies.” In all events however the Chief Investment Officer, Global Portfolio Manager, Europe Portfolio Manager and Asia-Pacific Portfolio Manager, as applicable, have ultimate voting authority and may choose not to follow the ISS Benchmark Policy recommendation on a particular Proxy when they believe that such recommendation is not in the best interest of Clients.

IV. SPECIFIC VOTING POLICIES

LaSalle generally votes Proxies on the following proposals/issues in the manner described below, however, LaSalle may not vote in accordance with these policies in certain unusual or special circumstances.

Board of Directors

LaSalle votes on the following Board of Directors-related proposals in the following manner. When voting on Board of Director-related proposals LaSalle favors processes that promote independence, accountability, responsiveness and competence of directors.

LaSalle generally votes in favor of shareholder proposals:

•	requiring a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’s definition of independence;

•	requiring board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard; and

•	to repeal classified boards and to elect all directors annually.

LaSalle generally votes on a case-by-case basis for:

•	director nominees; and

•	proposals that require the board chair to be independent of management.

Ratifying Auditors

LaSalle votes in favor of proposals to ratify auditors, unless any of the following apply:

•	an auditor has a financial interest in or association with the company, and is therefore not independent;

•	fees for non-audit services are excessive; or

•	there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

Executive and Director Compensation

LaSalle generally votes in favor of shareholder proposals:

•

seeking additional disclosure of executive and director compensation, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company;

•	that reflect the concept of requiring shareholder approval/ratification for the repricing or exchange of options; and

•

requiring golden parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

LaSalle generally votes against shareholder proposals:

•	seeking to set absolute levels on compensation or otherwise dictating the amount or form of compensation.

LaSalle votes on the following proposals on a case-by-case basis:

•	management proposals seeking approval to re-price options;

•	shareholder proposals linking executive pay to performance, including the use of performance-based, indexed, or premium-priced options;

•	proposals to ratify or cancel golden parachutes; and

•

compensation plan proposals that are linked to (i) company performance, (ii) pay level versus peers, (iii) pay level versus industry, and/or (iv) long term corporate outlook. LaSalle relies on a review of compensation plans from ISS in making its determinations.

Capitalization and Voting

LaSalle generally votes in favor of proposals to:

•	increase the number of authorized common shares unless management states no purpose for the increases, and which could otherwise could be used as an anti-takeover measure;

•	allow confidential voting at annual meetings;

•	establish employee stock ownership plans unless the clear purpose of the plan is for it to act as an anti-takeover defense;

•	adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

LaSalle generally votes against:

•	leveraged recapitalizations whereby corporate assets are sold or borrowed against in order to pay shareholders a large one-time special dividend as a means of thwarting a takeover; and

•	recapitalizations that would dilute the existing voting rights of the present shareholders.

LaSalle votes for the following issues on a case-by-case basis:

•	cumulative voting; and

•	supermajority voting provisions.

Anti-Takeover “Poison Pill” Defenses

LaSalle generally votes against strategies put in place by management to make an unwanted outside takeover attempt more difficult and expensive. For example, LaSalle votes against proposals to increase the amount of authorized common stock or to establish an employee stock ownership plan if the primary apparent purpose of such proposals is to discourage potential takeover offers. However, if the provision includes an economic reward to the shareholders, such proposals will be considered on a case-by-case basis.

Sustainability

LaSalle generally votes in favor of proposals:

•	to require the company to publish a sustainability report.

V. MATERIAL CONFLICTS OF INTEREST

Material conflicts of interest may arise from time to time in the course of LaSalle voting on proxy matters. Although LaSalle cannot anticipate the nature of every conflict that may arise, more common conflicts LaSalle is likely to encounter include, as examples, ballot issues for which (i) LaSalle has an economic incentive to vote in a manner that may be inconsistent with the best interests of Clients, (ii) a business relationship or personal relationship between a director, officer or employee of LaSalle or a LaSalle affiliate and a company from which the proxy is received, or any officers or directors thereof, that may create an incentive to vote in a manner that is not consistent with the best interests of Clients, (iii) LaSalle has an interest to vote on certain proxy ballot issues to fulfill corporate obligations to third-party associations in a manner that is inconsistent with the best interests of Clients or (iv) a Client has communicated an opposing view with respect to how a proxy should be voted as compared to the view communicated to LaSalle by another Client or as compared to the general policies described herein.

The global network of LaSalle Investment Management subsidiaries, of which LaSalle is a member, became a signatory to the United Nations Principles for Responsible Investment in 2009. The Principles recognize that client fiduciary obligations remain paramount and that in all cases investment decisions must be made in the best interests of clients. Consistent with this obligation LaSalle will continue to vote in accordance with ISS Benchmark Policy recommendations or will vote consistent with the Specific Voting Policies in each case as set forth in this Proxy Policy. Proposals touching upon topics subject to the Principles (environmental, social or governance issues (collectively, “ESG”)) will either be voted in accordance with the ISS Benchmark Policy recommendations or in accordance with Section IV above. Deviations from ISS Benchmark Policy recommendations on matters involving ESG (and not otherwise covered in Section IV) will only occur if LaSalle believes the ISS Benchmark Policy recommendations are not in the best interests of its Clients.

In the event LaSalle determines there is or may be a material conflict of interest between LaSalle and a Client in voting Proxies, LaSalle will address such material conflict of interest using one of the following procedures as appropriate:

•	LaSalle may obtain the consent of the Client before voting the Proxy; or

•	LaSalle may refer the matter to a third party Proxy voting service; or

•

LaSalle may vote the Proxy using the established objective policies described under “Specific Voting Policies” above, provided LaSalle will not use this method if the Proxy is voted on a case-by-case basis unless the Proxy is voted according to ISS Benchmark Policy’s recommendations.

VI. OTHER CONSIDERATIONS

In certain instances, LaSalle may be unable to vote or determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.

Blocking Jurisdictions. Certain countries require shareholders to stop trading securities for a period of time prior to and/or after a shareholder meeting in that country (i.e., share blocking). During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients’ custodian banks. When reviewing proxies in share blocking countries, LaSalle evaluates each proposal in light of the trading restrictions imposed and determines whether a proxy issue is sufficiently important that LaSalle would consider the possibility of blocking shares. The individual retaining authority under this Policy to vote a proxy for a particular company determines whether to permit the blocking of Client shares or to pass on voting at the meeting for all or a certain portion of shares.

Securities Lending. In general, LaSalle will not vote proxies that have been lent out pursuant to a Client’s securities lending program. As an investment adviser that does not maintain custody of client securities, LaSalle does not know when securities have been lent out and generally only determines the amount of securities it is entitled to vote on behalf of a Client subsequent to the record date based on the Client’s shareholding information provided by the custodian. Upon receipt of such information, LaSalle reconciles the custodial share holding information with that of the custodian and determines whether a discrepancy, if any, is the result of securities lending or some other reason. Efforts to recall loaned securities are not always effective, but, in rare circumstances, LaSalle may identify an important issue prior to the record date and recommend that a Client attempt to have its custodian recall the security to permit voting of related proxies.

Lack of Adequate Information, Untimely Receipt of Proxy Materials. LaSalle may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may abstain from voting in those instances. In addition, proxy materials not delivered in a timely fashion may prevent analysis or entry of a vote by voting deadlines.

VII. DISCLOSURES

LaSalle will make the following disclosures to Clients:

•	a summary of the Policy;

•	upon request by a Client, a copy of the Policy; and

•	upon request by a Client, the Proxy voting record for Proxies voted on behalf of the Client.

VIII. RECORDKEEPING

The following records will be kept by LaSalle:

•	a copy of the Policy;

•

a copy of each proxy statement received with respect to Client securities (LaSalle may rely on the SEC EDGAR system if the proxy is available via EDGAR or may rely on a third party so long as the third party has provided an undertaking to provide a copy of the proxy statement promptly upon request);

•	a record of each Proxy vote cast by LaSalle on behalf of a Client (LaSalle may rely on a third party subject to the undertaking requirement);

•	a copy of any document prepared by LaSalle that was material to the Proxy voting decision; and

•	a copy of each written Client request for information regarding how LaSalle voted Proxies on behalf of Clients and any written response by LaSalle to any Client requests.

IX. AMENDMENTS

This Policy may be amended from time to time by the Proxy Voting Administrator or the Chief Investment Officer.

IVYSAI-GRE (04-13)

REGISTRATION STATEMENT

PART C    OTHER INFORMATION

28. Exhibits: Ivy Funds

(a)	Articles of Incorporation:

	(a)(1)	Declaration of Trust for Ivy Funds, dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(a)(2)	Schedule A to Declaration of Trust effective June 4, 2012, filed with Post Effective Amendment No. 73, and incorporated by reference herein.

	(a)(3)	Schedule A to Declaration of Trust, dated November 12, 2012, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

	(a)(4)	Schedule A to Declaration of Trust, amended and effective February 26, 2013, filed with this Post-Effective Amendment No. 82.

(b)	Bylaws:

	(b)(1)	By-laws for Ivy Funds, dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

(c)	Instruments Defining the Rights of Security Holders:

Articles III, V, VI and VII of the Trust Instrument and Articles II and VI of the Bylaws each define the rights of shareholders.

(d)	Investment Advisory Contracts:

	(d)(1)	Investment Management Agreement between Ivy Funds and Ivy Investment Management Company on behalf of each of the series of the Trust, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(d)(4)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Advantus Capital Management, Inc. (Ivy Bond Fund, Ivy Mortgage Securities Fund and Ivy Real Estate Securities Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(d)(5)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Wall Street Associates (Ivy Micro Cap Growth Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(d)(6)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Mackenzie Financial Corporation (Ivy Global Natural Resources Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(d)(7)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and Mackenzie Financial Corporation (Ivy Cundill Global Value Fund), filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(d)(8)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company on behalf of each of the series of the Trust, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(d)(9)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company on behalf of each of the series of the Trust, effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(d)(10)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company dated June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(d)(11)	Appendix A to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company dated February 26, 2013, filed with this Post-Effective Amendment No. 82.

	(d)(12)	Appendix B to the Investment Management Agreement between Ivy Funds and Ivy Investment Management Company dated February 26, 2013, filed with this Post-Effective Amendment No. 82.

	(d)(13)	Investment Sub-Advisory Agreement between Ivy Investment Management Company and LaSalle Investment Management Securities, LLC and LaSalle Investment Management Securities B.V. (Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund) dated April 1, 2013, filed with this Post-Effective Amendment No. 82.

(e)	Distribution Agreements:

	(e)(1)	Distribution Agreement between Ivy Funds and Ivy Funds Distributor, Inc., dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

	(e)(2)	Distribution Agreement between Ivy Funds and Ivy Funds Distributor, Inc., as amended May 22, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(f)	Bonus or Profit Sharing Contracts: Not applicable.

(g)	Custodian Agreements:

	(g)(1)	Custodian Agreement between UMB Bank, n.a. and Ivy Funds, dated March 8, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(g)(2)	Rule 17f-5 Delegation Agreement between Ivy Funds and UMB Bank, N.A., dated March 8, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(g)(3)	Appendix B to the Custodian Agreement between UMB Bank, n.a. and Ivy Funds, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(g)(4)	Supplement to the Custodian Agreement between UMB Bank, n.a. and Ivy Funds, dated as of July 1, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(g)(5)	Custody Agreement between The Bank of New York Mellon and Ivy Funds, dated March 9, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(g)(6)	Schedule I to the Custody Agreement between Ivy Funds and The Bank of New York Mellon, amended and effective February 26, 2013, filed with this Post-Effective Amendment No. 82.

	(g)(7)	Foreign Custody Manager Agreement between Ivy Funds and The Bank of New York Mellon, dated March 9, 2012, filed with this Post-Effective Amendment No. 82.

(h)	Other Material Contracts:

	(h)(1)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Bond Fund, Ivy Capital Appreciation Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, Ivy Mid Cap Growth Fund, Ivy Money Market Fund, Ivy Mortgage Securities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(h)(2)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy New Opportunities Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(h)(3)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund and Ivy International Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(h)(4)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Energy Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(h)(5)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(h)(6)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Large Cap Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(h)(7)	Expense Limitation Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Micro Cap Growth Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(h)(8)	Expense Limitation Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Municipal High Income Fund and Ivy Tax-Managed Equity Fund, dated February 13, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(h)(9)	Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(h)(10)	Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

(h)(11)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy New Opportunities Fund, dated April 1, 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

(h)(12)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Limited-Term Bond Fund, dated May 26, 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

(h)(13)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Value Fund, dated July 29, 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

(h)(14)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(h)(15)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Municipal High Income Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund and Ivy Value Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(h)(16)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(h)(17)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Large Cap Growth Fund, dated May 24, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(h)(18)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, effective June 9, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(h)(19)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(h)(20)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

(h)(21)	Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, as amended May 22, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(h)(22)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(h)(23)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Equity Income Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

(h)(24)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

(h)(25)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Asset Strategy Fund, Ivy Asset Strategy New Opportunities Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Municipal High Income Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund and Ivy Value Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

	(h)(26)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Bond Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

	(h)(27)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Income Allocation Fund, dated May 22, 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

	(h)(28)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

	(h)(29)	Appendix A to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company amended and effective February 26, 2013, filed with this Post-Effective Amendment No. 82.

	(h)(30)	Exhibit B to the Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company amended and effective February 26, 2013, filed with this Post-Effective Amendment No. 82.

	(h)(31)	Appendix A to the Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company amended and effective February 26, 2013, filed with this Post-Effective Amendment No. 82.

	(h)(32)	Expense Reimbursement Agreement between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund effective March 6, 2013, filed with this Post-Effective Amendment No. 82.

	(h)(33)	Expense Reimbursement Agreement between Ivy Funds Distributor, Inc., Waddell & Reed Services Company, and Ivy Funds, on behalf of its series Ivy Global Real Estate Fund and Ivy Global Risk-Managed Real Estate Fund effective March 6, 2013, filed with this Post-Effective Amendment No. 82.

(i)	Opinion and Consent of Counsel filed with this Post-Effective Amendment No. 82.

(j)	Consent of Independent Registered Public Accounting Firm: N/A.

(k)	Omitted Financial Statements: Not applicable.

(l)	Initial Capital Agreements: Not applicable.

(m)	Rule 12b-1 Plans:

	(m)(2)	Distribution and Service Plan, dated November 13, 2008, filed with Post-Effective Amendment No. 65, and incorporated by reference herein.

(n)	Rule 18f-3 Plans:

	(n)(1)	Multiple Class Plan for Ivy Funds, as amended February 11, 2010, filed with Post-Effective Amendment No. 68, and incorporated by reference herein.

	(n)(2)	Appendix A to the Multiple Class Plan for Ivy Funds, effective June 13, 2011, filed with Post-Effective Amendment No. 70, and incorporated by reference herein.

	(n)(3)	Appendix A to the Multiple Class Plan for Ivy Funds effective June 4, 2012, filed with Post-Effective Amendment No. 73, and incorporated by reference herein.

	(n)(4)	Appendix A to the Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

	(n)(5)	Appendix A to the Multiple Class Plan for Ivy Funds amended and effective February 26, 2013, filed with this Post-Effective Amendment No. 82.

(p)	Code of Ethics, as amended August 2007, filed by EDGAR on May 30, 2008 as EX-99.B(p)code to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A and incorporated by reference herein.

Code of Ethics pursuant to the Sarbanes-Oxley Act of 2002, filed by EDGAR on January 28, 2004 as EX-99.B(p)code-so-ivy to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A and incorporated by reference herein.

	(p)(1)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, Waddell & Reed InvestEd Portfolios, Ivy Funds, Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, doing business as WI Services Company, as revised May 2010, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

	(p)(2)	Code of Ethics for Advantus Capital Management, Inc., dated January 2009, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

	(p)(3)	Code of Ethics for Mackenzie Financial Corporation, dated October 2008, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

	(p)(4)	Code of Ethics for Wall Street Associates, dated December 2009, filed with Post-Effective Amendment No. 69, and incorporated by reference herein.

	(p)(5)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, Waddell & Reed InvestEd Portfolios, Ivy Funds, Ivy Investment Management Company, Ivy Funds Distributor, Inc. and Waddell & Reed Services Company, doing business as WI Services Company (WISC), as revised May 2011, filed with Post-Effective Amendment No. 72, and incorporated by reference herein.

	(p)(6)	Code of Ethics for Mackenzie Financial Corporation, dated April 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

	(p)(7)	Code of Ethics for Advantus Capital Management, Inc, dated May 2012, filed with Post-Effective Amendment No. 75, and incorporated by reference herein.

	(p)(8)	Code of Ethics for Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, Ivy Funds Variable Insurance Portfolios, InvestEd Portfolios, Ivy Funds, Ivy Investment Management Company, Ivy Funds Distributor, Inc., and Waddell & Reed Services Company, doing business as WI Services Company, as revised November 2012, filed with Post-Effective Amendment No. 79, and incorporated by reference herein.

	(p)(9)	Code of Ethics for LaSalle Investment Management (Securities), L.P., LaSalle Investment Management Securities B.V. and LaSalle Investment Management Securities Hong Kong, effective January 24, 2013, filed with this Post-Effective Amendment No. 82.

29.	Persons Controlled by or under common control with Registrant: None.

30.	Indemnification

Reference is made to Article VII of the Trust Instrument of the Registrant, filed by EDGAR on January 29, 2010 as Exhibit (a)(1) to Post-Effective Amendment No. 65 and to Article VI of the Distribution Agreement, filed by EDGAR on January 29, 2010 as Exhibit (e)(1) to Post-Effective Amendment No. 65, each of which provides indemnification. Also refer to Section 3817 of the Delaware Statutory Trust Act.

Registrant undertakes to carry out all indemnification provisions of its Trust Instrument, Bylaws, and the above-described contracts in accordance with the Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

Insofar as indemnification for liability arising under the 1933 Act, as amended, may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

31.	Business and Other Connections of Investment Manager

Ivy Investment Management Company (IICO) is the investment manager of the Registrant. Under the terms of an Investment Management Agreement between IICO and the Registrant, IICO is to provide investment management services to the Registrant. IICO is a corporation which is not engaged in any business other than the provision of investment management services to those registered investment companies described in Part A and Part B of the Registration Statement and to other investment advisory clients.

Each director and executive officer of IICO has had as his sole business, profession, vocation or employment during the past two years only his duties as an executive officer and/or employee of IICO or its predecessors, except as to persons who are directors and/or officers of the Registrant and have served in the capacities shown in the Statement of Additional Information (SAI) of the Registrant. The address of the officers is 6300 Lamar Avenue, Shawnee Mission, Kansas 66202-4200.

As to each director and officer of IICO, reference is made to Part A and Part B of the Prospectus and SAI of this Registrant.

32.	Principal Underwriter and Distributor

(a) Ivy Funds Distributor, Inc. (IFDI) has served as principal underwriter and distributor to the Funds. Pursuant to the Principal Underwriting Agreement, IFDI offers the Fund’s shares through financial advisors of Waddell & Reed, Inc. and Legend Equities Corporation (Legend) and sales managers and through other broker-dealers, banks and other appropriate intermediaries (the sales force).

(b) The information contained in the underwriter’s application on Form BD, as filed on January 18, 2013, SEC No. 8-27030, under the Securities Exchange Act of 1934, is herein incorporated by reference.

(c) No compensation was paid by the Registrant to any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person.

33.	Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are under the possession of Mr. Joseph W. Kauten and Mr. Philip A. Shipp, as officers of the Registrant, each of whose business address is Post Office Box 29217, Shawnee Mission, Kansas 66201-9217.

34.	Management Services

There are no service contracts other than as discussed in Part A and B of the Registration Statement and listed in response to the Item numbers contained herein in this Part C of this Post-Effective Amendment.

35.	Undertakings: Not applicable.

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, That the undersigned, IVY FUNDS (hereinafter called the Trust), and certain trustees and officers for the Trust, do hereby constitute and appoint HENRY J. HERRMANN, DANIEL C. SCHULTE, KRISTEN A. RICHARDS and PHILIP A. SHIPP, and each of them individually, their true and lawful attorneys and agents to take any and all action and execute any and all instruments which said attorneys and agents may deem necessary or advisable to enable the Trust to comply with the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, and any rules, regulations, orders or other requirements of the United States Securities and Exchange Commission thereunder, in connection with the registration under the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, including specifically, but without limitation of the foregoing, power and authority to sign the names of each of such directors and officers in his/her behalf as such director or officer as indicated below opposite his/her signature hereto, to any Registration Statement and to any amendment or supplement to the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, and to any instruments or documents filed or to be filed as a part of or in connection with such Registration Statement or amendment or supplement thereto; and each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

Date:    May 22, 2012.

/s/ Henry J. Herrmann
Henry J. Herrmann, President

/s/ Joseph Harroz, Jr.	Chairman and Trustee
Joseph Harroz, Jr.

/s/ Jarold W. Boettcher	Trustee
Jarold W. Boettcher

/s/ James D. Gressett	Trustee
James D. Gressett

/s/ Henry J. Herrmann	Trustee
Henry J. Herrmann

/s/ Glendon E. Johnson, Jr.	Trustee
Glendon E. Johnson, Jr.

/s/ Eleanor B. Schwartz	Trustee
Eleanor B. Schwartz

/s/ Michael G. Smith	Trustee
Michael G. Smith

/s/ Edward M. Tighe	Trustee
Edward M. Tighe

Attest:

/s/ Mara D. Herrington
Mara D. Herrington, Secretary

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Overland Park, and State of Kansas, on the 5th day of March, 2013.

IVY FUNDS

a Delaware statutory trust

(Registrant)

By /s/ Henry J. Herrmann

Henry J. Herrmann, President

Pursuant to the requirements of the Securities Act of 1933, and/or the Investment Company Act of 1940, this Post-Effective Amendment has been signed below by the following persons in the capacities shown and on the 5th day of March, 2013.

Signatures	Title

/s/Joseph Harroz, Jr.*	Chairman and Trustee
Joseph Harroz, Jr.

/s/Henry J. Herrmann	President and Trustee
Henry J. Herrmann

/s/Joseph W. Kauten Joseph W. Kauten	Vice President, Treasurer, Principal Financial Officer and Principal Accounting Officer

/s/Jarold W. Boettcher*	Trustee
Jarold W. Boettcher

/s/James D. Gressett*	Trustee
James D. Gressett

/s/Glendon E. Johnson, Jr.*	Trustee
Glendon E. Johnson, Jr.

/s/Eleanor B. Schwartz*	Trustee
Eleanor B. Schwartz

/s/Michael G. Smith*	Trustee
Michael G. Smith

/s/Edward M. Tighe*	Trustee
Edward M. Tighe

*By:	/s/Philip A. Shipp
Philip A. Shipp Attorney-in-Fact

ATTEST:	/s/Mara D. Herrington
Mara D. Herrington Secretary

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